Shareholder Report	6 Months Ended	98 Months Ended	116 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PIMCO VARIABLE INSURANCE TRUST
Entity Central Index Key	0001047304
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000110708
Shareholder Report [Line Items]
Fund Name	PIMCO Balanced Allocation Portfolio
Class Name	Administrative
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Balanced Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to U.S. equities contributed to performance, as U.S. equities posted positive returns.

• Long exposure to Japanese equities contributed to performance, as Japanese equities posted positive returns.

• Long exposure to eurozone equities contributed to performance, as eurozone equities posted positive returns.

• Long exposure to U.S. duration detracted from performance, as rates rose.

• Long exposure to the Japanese yen detracted from performance, as the yen depreciated against the U.S. dollar.

• Long exposure to the euro detracted from performance, as the euro depreciated against the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	MSCI World Index	35% S&P 500 Index / 25% MSCI EAFE Index / 40% Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate Index
6/30/14	$10,000	$10,000	$10,000	$10,000
7/31/14	$9,929	$9,840	$9,893	$9,975
8/31/14	$10,092	$10,057	$10,071	$10,085
9/30/14	$9,830	$9,784	$9,897	$10,017
10/31/14	$9,912	$9,848	$9,985	$10,115
11/30/14	$10,086	$10,045	$10,141	$10,187
12/31/14	$9,915	$9,883	$10,048	$10,196
1/31/15	$10,020	$9,704	$10,039	$10,410
2/28/15	$10,396	$10,272	$10,354	$10,312
3/31/15	$10,323	$10,112	$10,276	$10,360
4/30/15	$10,512	$10,349	$10,401	$10,323
5/31/15	$10,501	$10,384	$10,424	$10,298
6/30/15	$10,302	$10,143	$10,234	$10,186
7/31/15	$10,386	$10,325	$10,391	$10,257
8/31/15	$9,842	$9,642	$9,975	$10,242
9/30/15	$9,580	$9,286	$9,789	$10,311
10/31/15	$9,999	$10,022	$10,269	$10,313
11/30/15	$9,957	$9,972	$10,229	$10,286
12/31/15	$9,810	$9,797	$10,125	$10,252
1/31/16	$9,322	$9,211	$9,822	$10,393
2/29/16	$9,130	$9,142	$9,800	$10,467
3/31/16	$9,608	$9,763	$10,228	$10,563
4/30/16	$9,757	$9,917	$10,332	$10,604
5/31/16	$9,799	$9,973	$10,375	$10,607
6/30/16	$9,724	$9,861	$10,371	$10,797
7/31/16	$10,056	$10,278	$10,663	$10,865
8/31/16	$10,077	$10,286	$10,665	$10,853
9/30/16	$10,109	$10,341	$10,696	$10,847
10/31/16	$9,970	$10,141	$10,540	$10,764
11/30/16	$9,949	$10,287	$10,525	$10,509
12/31/16	$10,099	$10,533	$10,694	$10,524
1/31/17	$10,248	$10,787	$10,850	$10,544
2/28/17	$10,452	$11,086	$11,069	$10,615
3/31/17	$10,529	$11,204	$11,148	$10,610
4/30/17	$10,668	$11,370	$11,293	$10,692
5/31/17	$10,839	$11,611	$11,487	$10,774
6/30/17	$10,861	$11,655	$11,502	$10,763
7/31/17	$11,032	$11,934	$11,688	$10,809
8/31/17	$11,075	$11,951	$11,741	$10,906
9/30/17	$11,204	$12,219	$11,877	$10,854
10/31/17	$11,333	$12,450	$12,022	$10,861
11/30/17	$11,462	$12,720	$12,176	$10,847
12/31/17	$11,560	$12,892	$12,295	$10,897
1/31/18	$11,873	$13,573	$12,638	$10,771
2/28/18	$11,528	$13,010	$12,285	$10,669
3/31/18	$11,427	$12,727	$12,152	$10,737
4/30/18	$11,438	$12,873	$12,201	$10,658
5/31/18	$11,503	$12,954	$12,270	$10,734
6/30/18	$11,484	$12,948	$12,253	$10,720
7/31/18	$11,711	$13,352	$12,489	$10,723
8/31/18	$11,798	$13,517	$12,604	$10,792
9/30/18	$11,812	$13,592	$12,624	$10,722
10/31/18	$11,247	$12,594	$12,031	$10,638
11/30/18	$11,356	$12,737	$12,141	$10,701
12/31/18	$10,915	$11,769	$11,700	$10,898
1/31/19	$11,464	$12,685	$12,270	$11,014
2/28/19	$11,664	$13,066	$12,483	$11,007
3/31/19	$11,840	$13,238	$12,683	$11,219
4/30/19	$12,104	$13,707	$12,954	$11,221
5/31/19	$11,753	$12,916	$12,602	$11,421
6/30/19	$12,250	$13,767	$13,163	$11,564
7/31/19	$12,275	$13,835	$13,199	$11,589
8/31/19	$12,225	$13,552	$13,177	$11,890
9/30/19	$12,376	$13,841	$13,330	$11,826
10/31/19	$12,579	$14,193	$13,567	$11,862
11/30/19	$12,769	$14,588	$13,774	$11,856
12/31/19	$12,989	$15,025	$14,028	$11,848
1/31/20	$13,001	$14,934	$14,061	$12,076
2/29/20	$12,427	$13,672	$13,439	$12,293
3/31/20	$11,325	$11,862	$12,378	$12,221
4/30/20	$12,082	$13,158	$13,221	$12,438
5/31/20	$12,480	$13,794	$13,610	$12,496
6/30/20	$12,728	$14,159	$13,855	$12,575
7/31/20	$13,105	$14,836	$14,292	$12,762
8/31/20	$13,579	$15,827	$14,789	$12,659
9/30/20	$13,322	$15,281	$14,493	$12,652
10/31/20	$13,042	$14,813	$14,188	$12,596
11/30/20	$14,062	$16,706	$15,337	$12,720
12/31/20	$14,433	$17,415	$15,730	$12,737
1/31/21	$14,307	$17,242	$15,587	$12,646
2/28/21	$14,447	$17,683	$15,735	$12,463
3/31/21	$14,676	$18,272	$15,988	$12,308
4/30/21	$15,096	$19,122	$16,458	$12,405
5/31/21	$15,277	$19,398	$16,654	$12,445
6/30/21	$15,394	$19,687	$16,790	$12,533
7/31/21	$15,609	$20,039	$17,036	$12,673
8/31/21	$15,824	$20,538	$17,279	$12,649
9/30/21	$15,366	$19,685	$16,813	$12,539
10/31/21	$15,827	$20,800	$17,327	$12,536
11/30/21	$15,627	$20,345	$17,104	$12,573
12/31/21	$16,015	$21,214	$17,573	$12,541
1/31/22	$15,431	$20,092	$16,891	$12,271
2/28/22	$15,047	$19,584	$16,564	$12,134
3/31/22	$15,081	$20,121	$16,622	$11,797
4/30/22	$14,113	$18,450	$15,594	$11,349
5/31/22	$14,205	$18,463	$15,673	$11,422
6/30/22	$13,366	$16,864	$14,758	$11,243
7/31/22	$14,100	$18,203	$15,563	$11,518
8/31/22	$13,502	$17,442	$14,980	$11,192
9/30/22	$12,499	$15,821	$13,888	$10,709
10/31/22	$12,978	$16,957	$14,396	$10,570
11/30/22	$13,816	$18,136	$15,295	$10,959
12/31/22	$13,433	$17,366	$14,962	$10,909
1/31/23	$14,207	$18,594	$15,778	$11,245
2/28/23	$13,846	$18,147	$15,398	$10,954
3/31/23	$14,215	$18,708	$15,847	$11,232
4/30/23	$14,405	$19,036	$16,084	$11,300
5/31/23	$14,232	$18,846	$15,869	$11,177
6/30/23	$14,699	$19,986	$16,393	$11,137
7/31/23	$14,960	$20,657	$16,706	$11,130
8/31/23	$14,682	$20,164	$16,410	$11,059
9/30/23	$14,144	$19,294	$15,829	$10,778
10/31/23	$13,811	$18,734	$15,452	$10,607
11/30/23	$14,793	$20,490	$16,585	$11,088
12/31/23	$15,460	$21,496	$17,323	$11,512
1/31/24	$15,513	$21,754	$17,430	$11,481
2/29/24	$15,814	$22,677	$17,737	$11,318
3/31/24	$16,188	$23,405	$18,149	$11,423
4/30/24	$15,633	$22,536	$17,590	$11,134
5/31/24	$16,206	$23,542	$18,184	$11,323
6/30/24	$16,393	$24,021	$18,408	$11,430

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	11.52%	6.00%	5.07%
MSCI World Index	20.19%	11.78%	9.16%
35% S&P 500 Index / 25% MSCI EAFE Index / 40% Bloomberg U.S. Aggregate Index	12.29%	6.94%	6.29%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 158,619,000	$ 158,619,000	$ 158,619,000	$ 158,619,000
Holdings Count | Holding	129	129	129	129
Advisory Fees Paid, Amount	$ 492,000
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$158,619
# of Portfolio Holdings	129
Portfolio Turnover Rate	80%
Total Net Advisory Fees Paid During the Reporting Period	$492
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	24.6%
U.S. Government Agencies	14.1%
U.S. Treasury Obligations	14.1%
Corporate Bonds & Notes	4.0%
Asset-Backed Securities	1.8%
Non-Agency Mortgage-Backed Securities	0.3%
Sovereign Issues	0.2%
Short-Term Investments	43.0%
Other Investments	0.2%
Other Assets and Liabilities, Net	(2.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026478
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Portfolio
Class Name	Administrative
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$25	0.51%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Positions in emerging market equities, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in developed ex-U.S. equities, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in short-term bonds, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in long duration bonds, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

• Positions in emerging markets local bonds, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

• Positions in real estate investment trusts, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
6/30/14	$10,000	$10,000	$10,000	$10,000
7/31/14	$9,930	$10,022	$9,976	$10,052
8/31/14	$10,061	$10,144	$9,979	$10,091
9/30/14	$9,701	$10,114	$9,801	$10,133
10/31/14	$9,754	$10,187	$9,846	$10,172
11/30/14	$9,701	$10,283	$9,854	$10,195
12/31/14	$9,410	$10,336	$9,703	$10,206
1/31/15	$9,464	$10,529	$9,944	$10,186
2/28/15	$9,600	$10,467	$9,858	$10,252
3/31/15	$9,419	$10,527	$9,819	$10,320
4/30/15	$9,683	$10,468	$9,905	$10,372
5/31/15	$9,547	$10,425	$9,858	$10,447
6/30/15	$9,393	$10,296	$9,805	$10,518
7/31/15	$9,246	$10,398	$9,796	$10,577
8/31/15	$8,852	$10,370	$9,745	$10,620
9/30/15	$8,571	$10,431	$9,720	$10,640
10/31/15	$8,858	$10,465	$9,723	$10,693
11/30/15	$8,701	$10,470	$9,710	$10,749
12/31/15	$8,564	$10,441	$9,652	$10,782
1/31/16	$8,442	$10,594	$9,777	$10,821
2/29/16	$8,432	$10,696	$9,858	$10,851
3/31/16	$8,994	$10,784	$10,000	$10,928
4/30/16	$9,267	$10,802	$10,027	$11,013
5/31/16	$9,050	$10,848	$9,969	$11,082
6/30/16	$9,353	$11,055	$10,132	$11,157
7/31/16	$9,561	$11,121	$10,164	$11,198
8/31/16	$9,599	$11,115	$10,113	$11,263
9/30/16	$9,701	$11,114	$10,190	$11,337
10/31/16	$9,730	$11,006	$10,178	$11,408
11/30/16	$9,501	$10,824	$10,029	$11,468
12/31/16	$9,671	$10,854	$10,040	$11,542
1/31/17	$9,884	$10,814	$10,114	$11,634
2/28/17	$10,058	$10,907	$10,139	$11,699
3/31/17	$10,152	$10,902	$10,145	$11,741
4/30/17	$10,191	$10,976	$10,191	$11,803
5/31/17	$10,317	$11,040	$10,186	$11,842
6/30/17	$10,330	$11,009	$10,105	$11,898
7/31/17	$10,536	$11,045	$10,156	$11,951
8/31/17	$10,663	$11,146	$10,226	$12,043
9/30/17	$10,661	$11,094	$10,176	$12,151
10/31/17	$10,731	$11,141	$10,192	$12,209
11/30/17	$10,780	$11,158	$10,181	$12,290
12/31/17	$10,981	$11,183	$10,230	$12,365
1/31/18	$11,244	$11,103	$10,153	$12,466
2/28/18	$10,961	$11,078	$10,106	$12,549
3/31/18	$11,004	$11,170	$10,189	$12,602
4/30/18	$11,004	$11,129	$10,176	$12,685
5/31/18	$10,862	$11,170	$10,223	$12,764
6/30/18	$10,736	$11,191	$10,252	$12,827
7/31/18	$10,849	$11,194	$10,212	$12,889
8/31/18	$10,695	$11,229	$10,281	$12,964
9/30/18	$10,753	$11,186	$10,209	$13,042
10/31/18	$10,423	$11,164	$10,130	$13,124
11/30/18	$10,505	$11,218	$10,163	$13,168
12/31/18	$10,387	$11,380	$10,204	$13,231
1/31/19	$10,858	$11,501	$10,318	$13,275
2/28/19	$10,879	$11,515	$10,328	$13,367
3/31/19	$10,946	$11,721	$10,466	$13,469
4/30/19	$10,999	$11,728	$10,511	$13,573
5/31/19	$10,894	$11,897	$10,626	$13,631
6/30/19	$11,228	$12,064	$10,731	$13,683
7/31/19	$11,175	$12,158	$10,747	$13,769
8/31/19	$11,037	$12,434	$10,886	$13,837
9/30/19	$11,151	$12,377	$10,796	$13,914
10/31/19	$11,311	$12,355	$10,826	$14,008
11/30/19	$11,311	$12,341	$10,828	$14,102
12/31/19	$11,623	$12,315	$10,903	$14,199
1/31/20	$11,440	$12,538	$11,045	$14,272
2/29/20	$11,041	$12,691	$11,140	$14,348
3/31/20	$9,750	$12,494	$10,937	$14,348
4/30/20	$10,274	$12,696	$11,159	$14,299
5/31/20	$10,619	$12,732	$11,228	$14,342
6/30/20	$10,929	$12,795	$11,348	$14,463
7/31/20	$11,283	$12,935	$11,510	$14,598
8/31/20	$11,371	$12,841	$11,673	$14,709
9/30/20	$11,204	$12,888	$11,632	$14,801
10/31/20	$11,058	$12,889	$11,584	$14,877
11/30/20	$12,048	$12,963	$11,673	$14,972
12/31/20	$12,554	$13,003	$11,818	$15,095
1/31/21	$12,770	$12,933	$11,891	$15,184
2/28/21	$13,099	$12,732	$11,806	$15,305
3/31/21	$13,313	$12,682	$11,825	$15,441
4/30/21	$13,664	$12,715	$11,976	$15,607
5/31/21	$14,015	$12,743	$12,087	$15,766
6/30/21	$14,230	$12,805	$12,097	$15,955
7/31/21	$14,302	$12,964	$12,375	$16,095
8/31/21	$14,399	$12,938	$12,352	$16,206
9/30/21	$14,151	$12,816	$12,301	$16,334
10/31/21	$14,378	$12,783	$12,401	$16,546
11/30/21	$14,075	$12,874	$12,430	$16,749
12/31/21	$14,592	$12,822	$12,490	$16,932
1/31/22	$14,351	$12,620	$12,339	$17,093
2/28/22	$14,148	$12,452	$12,458	$17,287
3/31/22	$14,261	$12,184	$12,272	$17,533
4/30/22	$13,743	$11,857	$12,157	$17,675
5/31/22	$13,743	$11,840	$12,152	$17,900
6/30/22	$12,792	$11,661	$11,852	$18,187
7/31/22	$13,295	$11,958	$12,279	$18,260
8/31/22	$13,022	$11,645	$11,986	$18,348
9/30/22	$12,002	$11,272	$11,386	$18,490
10/31/22	$12,393	$11,233	$11,510	$18,656
11/30/22	$13,073	$11,519	$11,652	$18,778
12/31/22	$12,864	$11,383	$11,573	$18,865
1/31/23	$13,535	$11,645	$11,728	$19,035
2/28/23	$13,132	$11,460	$11,589	$19,183
3/31/23	$13,251	$11,714	$11,913	$19,275
4/30/23	$13,342	$11,774	$11,936	$19,432
5/31/23	$13,009	$11,728	$11,801	$19,532
6/30/23	$13,344	$11,721	$11,744	$19,652
7/31/23	$13,647	$11,725	$11,797	$19,770
8/31/23	$13,375	$11,710	$11,745	$19,947
9/30/23	$13,023	$11,508	$11,626	$20,098
10/31/23	$12,750	$11,426	$11,612	$20,194
11/30/23	$13,343	$11,819	$11,832	$20,307
12/31/23	$13,911	$12,197	$12,078	$20,435
1/31/24	$13,865	$12,173	$12,122	$20,578
2/29/24	$13,911	$12,089	$12,013	$20,749
3/31/24	$14,166	$12,198	$12,109	$20,909
4/30/24	$13,821	$12,002	$11,986	$21,056
5/31/24	$14,119	$12,108	$12,152	$21,144
6/30/24	$14,145	$12,213	$12,244	$21,219

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	6.00%	4.73%	3.53%
Bloomberg Global Aggregate (USD Hedged) Index	4.20%	0.25%	2.02%
Bloomberg U.S. TIPS: 1-10 Year Index	4.26%	2.67%	2.05%
Consumer Price Index + 500 Basis Points	7.98%	9.17%	7.81%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 247,563,000	$ 247,563,000	$ 247,563,000	$ 247,563,000
Holdings Count | Holding	28	28	28	28
Advisory Fees Paid, Amount	$ 131,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$247,563
# of Portfolio Holdings	28
Portfolio Turnover Rate	17%
Total Net Advisory Fees Paid During the Reporting Period	$131
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	99.5%
Short-Term Instruments	0.6%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026480
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Portfolio
Class Name	Advisor
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$30	0.61%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Positions in emerging market equities, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in developed ex-U.S. equities, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in short-term bonds, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in long duration bonds, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

• Positions in emerging markets local bonds, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

• Positions in real estate investment trusts, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
6/30/14	$10,000	$10,000	$10,000	$10,000
7/31/14	$9,939	$10,022	$9,976	$10,052
8/31/14	$10,061	$10,144	$9,979	$10,091
9/30/14	$9,702	$10,114	$9,801	$10,133
10/31/14	$9,754	$10,187	$9,846	$10,172
11/30/14	$9,702	$10,283	$9,854	$10,195
12/31/14	$9,418	$10,336	$9,703	$10,206
1/31/15	$9,463	$10,529	$9,944	$10,186
2/28/15	$9,598	$10,467	$9,858	$10,252
3/31/15	$9,417	$10,527	$9,819	$10,320
4/30/15	$9,678	$10,468	$9,905	$10,372
5/31/15	$9,543	$10,425	$9,858	$10,447
6/30/15	$9,388	$10,296	$9,805	$10,518
7/31/15	$9,242	$10,398	$9,796	$10,577
8/31/15	$8,843	$10,370	$9,745	$10,620
9/30/15	$8,563	$10,431	$9,720	$10,640
10/31/15	$8,856	$10,465	$9,723	$10,693
11/30/15	$8,691	$10,470	$9,710	$10,749
12/31/15	$8,553	$10,441	$9,652	$10,782
1/31/16	$8,441	$10,594	$9,777	$10,821
2/29/16	$8,423	$10,696	$9,858	$10,851
3/31/16	$8,985	$10,784	$10,000	$10,928
4/30/16	$9,256	$10,802	$10,027	$11,013
5/31/16	$9,041	$10,848	$9,969	$11,082
6/30/16	$9,338	$11,055	$10,132	$11,157
7/31/16	$9,554	$11,121	$10,164	$11,198
8/31/16	$9,591	$11,115	$10,113	$11,263
9/30/16	$9,690	$11,114	$10,190	$11,337
10/31/16	$9,709	$11,006	$10,178	$11,408
11/30/16	$9,483	$10,824	$10,029	$11,468
12/31/16	$9,657	$10,854	$10,040	$11,542
1/31/17	$9,867	$10,814	$10,114	$11,634
2/28/17	$10,038	$10,907	$10,139	$11,699
3/31/17	$10,129	$10,902	$10,145	$11,741
4/30/17	$10,168	$10,976	$10,191	$11,803
5/31/17	$10,292	$11,040	$10,186	$11,842
6/30/17	$10,302	$11,009	$10,105	$11,898
7/31/17	$10,515	$11,045	$10,156	$11,951
8/31/17	$10,641	$11,146	$10,226	$12,043
9/30/17	$10,636	$11,094	$10,176	$12,151
10/31/17	$10,705	$11,141	$10,192	$12,209
11/30/17	$10,754	$11,158	$10,181	$12,290
12/31/17	$10,949	$11,183	$10,230	$12,365
1/31/18	$11,208	$11,103	$10,153	$12,466
2/28/18	$10,929	$11,078	$10,106	$12,549
3/31/18	$10,969	$11,170	$10,189	$12,602
4/30/18	$10,969	$11,129	$10,176	$12,685
5/31/18	$10,829	$11,170	$10,223	$12,764
6/30/18	$10,702	$11,191	$10,252	$12,827
7/31/18	$10,813	$11,194	$10,212	$12,889
8/31/18	$10,661	$11,229	$10,281	$12,964
9/30/18	$10,716	$11,186	$10,209	$13,042
10/31/18	$10,380	$11,164	$10,130	$13,124
11/30/18	$10,472	$11,218	$10,163	$13,168
12/31/18	$10,352	$11,380	$10,204	$13,231
1/31/19	$10,816	$11,501	$10,318	$13,275
2/28/19	$10,836	$11,515	$10,328	$13,367
3/31/19	$10,901	$11,721	$10,466	$13,469
4/30/19	$10,963	$11,728	$10,511	$13,573
5/31/19	$10,849	$11,897	$10,626	$13,631
6/30/19	$11,186	$12,064	$10,731	$13,683
7/31/19	$11,123	$12,158	$10,747	$13,769
8/31/19	$10,988	$12,434	$10,886	$13,837
9/30/19	$11,097	$12,377	$10,796	$13,914
10/31/19	$11,265	$12,355	$10,826	$14,008
11/30/19	$11,265	$12,341	$10,828	$14,102
12/31/19	$11,568	$12,315	$10,903	$14,199
1/31/20	$11,388	$12,538	$11,045	$14,272
2/29/20	$10,996	$12,691	$11,140	$14,348
3/31/20	$9,692	$12,494	$10,937	$14,348
4/30/20	$10,229	$12,696	$11,159	$14,299
5/31/20	$10,565	$12,732	$11,228	$14,342
6/30/20	$10,870	$12,795	$11,348	$14,463
7/31/20	$11,229	$12,935	$11,510	$14,598
8/31/20	$11,316	$12,841	$11,673	$14,709
9/30/20	$11,138	$12,888	$11,632	$14,801
10/31/20	$10,994	$12,889	$11,584	$14,877
11/30/20	$11,977	$12,963	$11,673	$14,972
12/31/20	$12,483	$13,003	$11,818	$15,095
1/31/21	$12,694	$12,933	$11,891	$15,184
2/28/21	$13,017	$12,732	$11,806	$15,305
3/31/21	$13,237	$12,682	$11,825	$15,441
4/30/21	$13,582	$12,715	$11,976	$15,607
5/31/21	$13,937	$12,743	$12,087	$15,766
6/30/21	$14,145	$12,805	$12,097	$15,955
7/31/21	$14,216	$12,964	$12,375	$16,095
8/31/21	$14,310	$12,938	$12,352	$16,206
9/30/21	$14,057	$12,816	$12,301	$16,334
10/31/21	$14,292	$12,783	$12,401	$16,546
11/30/21	$13,983	$12,874	$12,430	$16,749
12/31/21	$14,485	$12,822	$12,490	$16,932
1/31/22	$14,261	$12,620	$12,339	$17,093
2/28/22	$14,050	$12,452	$12,458	$17,287
3/31/22	$14,158	$12,184	$12,272	$17,533
4/30/22	$13,638	$11,857	$12,157	$17,675
5/31/22	$13,638	$11,840	$12,152	$17,900
6/30/22	$12,703	$11,661	$11,852	$18,187
7/31/22	$13,195	$11,958	$12,279	$18,260
8/31/22	$12,928	$11,645	$11,986	$18,348
9/30/22	$11,913	$11,272	$11,386	$18,490
10/31/22	$12,295	$11,233	$11,510	$18,656
11/30/22	$12,974	$11,519	$11,652	$18,778
12/31/22	$12,766	$11,383	$11,573	$18,865
1/31/23	$13,436	$11,645	$11,728	$19,035
2/28/23	$13,028	$11,460	$11,589	$19,183
3/31/23	$13,141	$11,714	$11,913	$19,275
4/30/23	$13,230	$11,774	$11,936	$19,432
5/31/23	$12,905	$11,728	$11,801	$19,532
6/30/23	$13,229	$11,721	$11,744	$19,652
7/31/23	$13,540	$11,725	$11,797	$19,770
8/31/23	$13,259	$11,710	$11,745	$19,947
9/30/23	$12,912	$11,508	$11,626	$20,098
10/31/23	$12,631	$11,426	$11,612	$20,194
11/30/23	$13,239	$11,819	$11,832	$20,307
12/31/23	$13,789	$12,197	$12,078	$20,435
1/31/24	$13,744	$12,173	$12,122	$20,578
2/29/24	$13,789	$12,089	$12,013	$20,749
3/31/24	$14,035	$12,198	$12,109	$20,909
4/30/24	$13,698	$12,002	$11,986	$21,056
5/31/24	$13,989	$12,108	$12,152	$21,144
6/30/24	$14,026	$12,213	$12,244	$21,219

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	6.03%	4.63%	3.44%
Bloomberg Global Aggregate (USD Hedged) Index	4.20%	0.25%	2.02%
Bloomberg U.S. TIPS: 1-10 Year Index	4.26%	2.67%	2.05%
Consumer Price Index + 500 Basis Points	7.98%	9.17%	7.81%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 247,563,000	$ 247,563,000	$ 247,563,000	$ 247,563,000
Holdings Count | Holding	28	28	28	28
Advisory Fees Paid, Amount	$ 131,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$247,563
# of Portfolio Holdings	28
Portfolio Turnover Rate	17%
Total Net Advisory Fees Paid During the Reporting Period	$131
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	99.5%
Short-Term Instruments	0.6%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000030992
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Portfolio
Class Name	Institutional
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Positions in emerging market equities, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in developed ex-U.S. equities, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in short-term bonds, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in long duration bonds, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

• Positions in emerging markets local bonds, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

• Positions in real estate investment trusts, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
6/30/14	$10,000	$10,000	$10,000	$10,000
7/31/14	$9,939	$10,022	$9,976	$10,052
8/31/14	$10,070	$10,144	$9,979	$10,091
9/30/14	$9,708	$10,114	$9,801	$10,133
10/31/14	$9,769	$10,187	$9,846	$10,172
11/30/14	$9,708	$10,283	$9,854	$10,195
12/31/14	$9,432	$10,336	$9,703	$10,206
1/31/15	$9,477	$10,529	$9,944	$10,186
2/28/15	$9,612	$10,467	$9,858	$10,252
3/31/15	$9,435	$10,527	$9,819	$10,320
4/30/15	$9,696	$10,468	$9,905	$10,372
5/31/15	$9,570	$10,425	$9,858	$10,447
6/30/15	$9,412	$10,296	$9,805	$10,518
7/31/15	$9,276	$10,398	$9,796	$10,577
8/31/15	$8,875	$10,370	$9,745	$10,620
9/30/15	$8,590	$10,431	$9,720	$10,640
10/31/15	$8,884	$10,465	$9,723	$10,693
11/30/15	$8,728	$10,470	$9,710	$10,749
12/31/15	$8,587	$10,441	$9,652	$10,782
1/31/16	$8,475	$10,594	$9,777	$10,821
2/29/16	$8,457	$10,696	$9,858	$10,851
3/31/16	$9,026	$10,784	$10,000	$10,928
4/30/16	$9,297	$10,802	$10,027	$11,013
5/31/16	$9,091	$10,848	$9,969	$11,082
6/30/16	$9,386	$11,055	$10,132	$11,157
7/31/16	$9,602	$11,121	$10,164	$11,198
8/31/16	$9,640	$11,115	$10,113	$11,263
9/30/16	$9,745	$11,114	$10,190	$11,337
10/31/16	$9,764	$11,006	$10,178	$11,408
11/30/16	$9,537	$10,824	$10,029	$11,468
12/31/16	$9,710	$10,854	$10,040	$11,542
1/31/17	$9,931	$10,814	$10,114	$11,634
2/28/17	$10,104	$10,907	$10,139	$11,699
3/31/17	$10,200	$10,902	$10,145	$11,741
4/30/17	$10,239	$10,976	$10,191	$11,803
5/31/17	$10,374	$11,040	$10,186	$11,842
6/30/17	$10,381	$11,009	$10,105	$11,898
7/31/17	$10,596	$11,045	$10,156	$11,951
8/31/17	$10,723	$11,146	$10,226	$12,043
9/30/17	$10,715	$11,094	$10,176	$12,151
10/31/17	$10,794	$11,141	$10,192	$12,209
11/30/17	$10,843	$11,158	$10,181	$12,290
12/31/17	$11,047	$11,183	$10,230	$12,365
1/31/18	$11,309	$11,103	$10,153	$12,466
2/28/18	$11,027	$11,078	$10,106	$12,549
3/31/18	$11,073	$11,170	$10,189	$12,602
4/30/18	$11,073	$11,129	$10,176	$12,685
5/31/18	$10,932	$11,170	$10,223	$12,764
6/30/18	$10,800	$11,191	$10,252	$12,827
7/31/18	$10,933	$11,194	$10,212	$12,889
8/31/18	$10,770	$11,229	$10,281	$12,964
9/30/18	$10,831	$11,186	$10,209	$13,042
10/31/18	$10,492	$11,164	$10,130	$13,124
11/30/18	$10,585	$11,218	$10,163	$13,168
12/31/18	$10,473	$11,380	$10,204	$13,231
1/31/19	$10,931	$11,501	$10,318	$13,275
2/28/19	$10,962	$11,515	$10,328	$13,367
3/31/19	$11,033	$11,721	$10,466	$13,469
4/30/19	$11,096	$11,728	$10,511	$13,573
5/31/19	$10,980	$11,897	$10,626	$13,631
6/30/19	$11,317	$12,064	$10,731	$13,683
7/31/19	$11,264	$12,158	$10,747	$13,769
8/31/19	$11,127	$12,434	$10,886	$13,837
9/30/19	$11,245	$12,377	$10,796	$13,914
10/31/19	$11,415	$12,355	$10,826	$14,008
11/30/19	$11,415	$12,341	$10,828	$14,102
12/31/19	$11,720	$12,315	$10,903	$14,199
1/31/20	$11,538	$12,538	$11,045	$14,272
2/29/20	$11,151	$12,691	$11,140	$14,348
3/31/20	$9,834	$12,494	$10,937	$14,348
4/30/20	$10,378	$12,696	$11,159	$14,299
5/31/20	$10,715	$12,732	$11,228	$14,342
6/30/20	$11,035	$12,795	$11,348	$14,463
7/31/20	$11,399	$12,935	$11,510	$14,598
8/31/20	$11,487	$12,841	$11,673	$14,709
9/30/20	$11,314	$12,888	$11,632	$14,801
10/31/20	$11,168	$12,889	$11,584	$14,877
11/30/20	$12,179	$12,963	$11,673	$14,972
12/31/20	$12,678	$13,003	$11,818	$15,095
1/31/21	$12,904	$12,933	$11,891	$15,184
2/28/21	$13,233	$12,732	$11,806	$15,305
3/31/21	$13,461	$12,682	$11,825	$15,441
4/30/21	$13,823	$12,715	$11,976	$15,607
5/31/21	$14,174	$12,743	$12,087	$15,766
6/30/21	$14,393	$12,805	$12,097	$15,955
7/31/21	$14,465	$12,964	$12,375	$16,095
8/31/21	$14,561	$12,938	$12,352	$16,206
9/30/21	$14,312	$12,816	$12,301	$16,334
10/31/21	$14,551	$12,783	$12,401	$16,546
11/30/21	$14,237	$12,874	$12,430	$16,749
12/31/21	$14,759	$12,822	$12,490	$16,932
1/31/22	$14,531	$12,620	$12,339	$17,093
2/28/22	$14,316	$12,452	$12,458	$17,287
3/31/22	$14,431	$12,184	$12,272	$17,533
4/30/22	$13,914	$11,857	$12,157	$17,675
5/31/22	$13,914	$11,840	$12,152	$17,900
6/30/22	$12,957	$11,661	$11,852	$18,187
7/31/22	$13,473	$11,958	$12,279	$18,260
8/31/22	$13,186	$11,645	$11,986	$18,348
9/30/22	$12,158	$11,272	$11,386	$18,490
10/31/22	$12,563	$11,233	$11,510	$18,656
11/30/22	$13,241	$11,519	$11,652	$18,778
12/31/22	$13,038	$11,383	$11,573	$18,865
1/31/23	$13,723	$11,645	$11,728	$19,035
2/28/23	$13,306	$11,460	$11,589	$19,183
3/31/23	$13,428	$11,714	$11,913	$19,275
4/30/23	$13,533	$11,774	$11,936	$19,432
5/31/23	$13,202	$11,728	$11,801	$19,532
6/30/23	$13,541	$11,721	$11,744	$19,652
7/31/23	$13,844	$11,725	$11,797	$19,770
8/31/23	$13,571	$11,710	$11,745	$19,947
9/30/23	$13,226	$11,508	$11,626	$20,098
10/31/23	$12,938	$11,426	$11,612	$20,194
11/30/23	$13,544	$11,819	$11,832	$20,307
12/31/23	$14,118	$12,197	$12,078	$20,435
1/31/24	$14,087	$12,173	$12,122	$20,578
2/29/24	$14,133	$12,089	$12,013	$20,749
3/31/24	$14,376	$12,198	$12,109	$20,909
4/30/24	$14,032	$12,002	$11,986	$21,056
5/31/24	$14,345	$12,108	$12,152	$21,144
6/30/24	$14,377	$12,213	$12,244	$21,219

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.17%	4.90%	3.70%
Bloomberg Global Aggregate (USD Hedged) Index	4.20%	0.25%	2.02%
Bloomberg U.S. TIPS: 1-10 Year Index	4.26%	2.67%	2.05%
Consumer Price Index + 500 Basis Points	7.98%	9.17%	7.81%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 247,563,000	$ 247,563,000	$ 247,563,000	$ 247,563,000
Holdings Count | Holding	28	28	28	28
Advisory Fees Paid, Amount	$ 131,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$247,563
# of Portfolio Holdings	28
Portfolio Turnover Rate	17%
Total Net Advisory Fees Paid During the Reporting Period	$131
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	99.5%
Short-Term Instruments	0.6%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026479
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset Portfolio
Class Name	M
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$40	0.81%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Positions in emerging market equities, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in developed ex-U.S. equities, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in short-term bonds, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in long duration bonds, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

• Positions in emerging markets local bonds, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

• Positions in real estate investment trusts, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class M	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
6/30/14	$10,000	$10,000	$10,000	$10,000
7/31/14	$9,931	$10,022	$9,976	$10,052
8/31/14	$10,060	$10,144	$9,979	$10,091
9/30/14	$9,699	$10,114	$9,801	$10,133
10/31/14	$9,751	$10,187	$9,846	$10,172
11/30/14	$9,690	$10,283	$9,854	$10,195
12/31/14	$9,403	$10,336	$9,703	$10,206
1/31/15	$9,448	$10,529	$9,944	$10,186
2/28/15	$9,582	$10,467	$9,858	$10,252
3/31/15	$9,407	$10,527	$9,819	$10,320
4/30/15	$9,657	$10,468	$9,905	$10,372
5/31/15	$9,523	$10,425	$9,858	$10,447
6/30/15	$9,364	$10,296	$9,805	$10,518
7/31/15	$9,220	$10,398	$9,796	$10,577
8/31/15	$8,824	$10,370	$9,745	$10,620
9/30/15	$8,542	$10,431	$9,720	$10,640
10/31/15	$8,832	$10,465	$9,723	$10,693
11/30/15	$8,669	$10,470	$9,710	$10,749
12/31/15	$8,527	$10,441	$9,652	$10,782
1/31/16	$8,407	$10,594	$9,777	$10,821
2/29/16	$8,398	$10,696	$9,858	$10,851
3/31/16	$8,952	$10,784	$10,000	$10,928
4/30/16	$9,220	$10,802	$10,027	$11,013
5/31/16	$9,008	$10,848	$9,969	$11,082
6/30/16	$9,305	$11,055	$10,132	$11,157
7/31/16	$9,509	$11,121	$10,164	$11,198
8/31/16	$9,546	$11,115	$10,113	$11,263
9/30/16	$9,639	$11,114	$10,190	$11,337
10/31/16	$9,666	$11,006	$10,178	$11,408
11/30/16	$9,434	$10,824	$10,029	$11,468
12/31/16	$9,600	$10,854	$10,040	$11,542
1/31/17	$9,817	$10,814	$10,114	$11,634
2/28/17	$9,987	$10,907	$10,139	$11,699
3/31/17	$10,073	$10,902	$10,145	$11,741
4/30/17	$10,111	$10,976	$10,191	$11,803
5/31/17	$10,234	$11,040	$10,186	$11,842
6/30/17	$10,239	$11,009	$10,105	$11,898
7/31/17	$10,450	$11,045	$10,156	$11,951
8/31/17	$10,574	$11,146	$10,226	$12,043
9/30/17	$10,564	$11,094	$10,176	$12,151
10/31/17	$10,632	$11,141	$10,192	$12,209
11/30/17	$10,680	$11,158	$10,181	$12,290
12/31/17	$10,866	$11,183	$10,230	$12,365
1/31/18	$11,122	$11,103	$10,153	$12,466
2/28/18	$10,847	$11,078	$10,106	$12,549
3/31/18	$10,883	$11,170	$10,189	$12,602
4/30/18	$10,883	$11,129	$10,176	$12,685
5/31/18	$10,735	$11,170	$10,223	$12,764
6/30/18	$10,605	$11,191	$10,252	$12,827
7/31/18	$10,724	$11,194	$10,212	$12,889
8/31/18	$10,565	$11,229	$10,281	$12,964
9/30/18	$10,623	$11,186	$10,209	$13,042
10/31/18	$10,293	$11,164	$10,130	$13,124
11/30/18	$10,373	$11,218	$10,163	$13,168
12/31/18	$10,258	$11,380	$10,204	$13,231
1/31/19	$10,715	$11,501	$10,318	$13,275
2/28/19	$10,735	$11,515	$10,328	$13,367
3/31/19	$10,794	$11,721	$10,466	$13,469
4/30/19	$10,856	$11,728	$10,511	$13,573
5/31/19	$10,733	$11,897	$10,626	$13,631
6/30/19	$11,069	$12,064	$10,731	$13,683
7/31/19	$11,008	$12,158	$10,747	$13,769
8/31/19	$10,864	$12,434	$10,886	$13,837
9/30/19	$10,976	$12,377	$10,796	$13,914
10/31/19	$11,141	$12,355	$10,826	$14,008
11/30/19	$11,131	$12,341	$10,828	$14,102
12/31/19	$11,432	$12,315	$10,903	$14,199
1/31/20	$11,255	$12,538	$11,045	$14,272
2/29/20	$10,860	$12,691	$11,140	$14,348
3/31/20	$9,587	$12,494	$10,937	$14,348
4/30/20	$10,102	$12,696	$11,159	$14,299
5/31/20	$10,439	$12,732	$11,228	$14,342
6/30/20	$10,738	$12,795	$11,348	$14,463
7/31/20	$11,090	$12,935	$11,510	$14,598
8/31/20	$11,175	$12,841	$11,673	$14,709
9/30/20	$10,994	$12,888	$11,632	$14,801
10/31/20	$10,854	$12,889	$11,584	$14,877
11/30/20	$11,828	$12,963	$11,673	$14,972
12/31/20	$12,317	$13,003	$11,818	$15,095
1/31/21	$12,524	$12,933	$11,891	$15,184
2/28/21	$12,841	$12,732	$11,806	$15,305
3/31/21	$13,052	$12,682	$11,825	$15,441
4/30/21	$13,401	$12,715	$11,976	$15,607
5/31/21	$13,738	$12,743	$12,087	$15,766
6/30/21	$13,945	$12,805	$12,097	$15,955
7/31/21	$14,003	$12,964	$12,375	$16,095
8/31/21	$14,096	$12,938	$12,352	$16,206
9/30/21	$13,852	$12,816	$12,301	$16,334
10/31/21	$14,082	$12,783	$12,401	$16,546
11/30/21	$13,768	$12,874	$12,430	$16,749
12/31/21	$14,275	$12,822	$12,490	$16,932
1/31/22	$14,044	$12,620	$12,339	$17,093
2/28/22	$13,826	$12,452	$12,458	$17,287
3/31/22	$13,939	$12,184	$12,272	$17,533
4/30/22	$13,431	$11,857	$12,157	$17,675
5/31/22	$13,418	$11,840	$12,152	$17,900
6/30/22	$12,498	$11,661	$11,852	$18,187
7/31/22	$12,992	$11,958	$12,279	$18,260
8/31/22	$12,718	$11,645	$11,986	$18,348
9/30/22	$11,707	$11,272	$11,386	$18,490
10/31/22	$12,093	$11,233	$11,510	$18,656
11/30/22	$12,755	$11,519	$11,652	$18,778
12/31/22	$12,545	$11,383	$11,573	$18,865
1/31/23	$13,198	$11,645	$11,728	$19,035
2/28/23	$12,800	$11,460	$11,589	$19,183
3/31/23	$12,920	$11,714	$11,913	$19,275
4/30/23	$13,006	$11,774	$11,936	$19,432
5/31/23	$12,676	$11,728	$11,801	$19,532
6/30/23	$12,998	$11,721	$11,744	$19,652
7/31/23	$13,286	$11,725	$11,797	$19,770
8/31/23	$13,013	$11,710	$11,745	$19,947
9/30/23	$12,683	$11,508	$11,626	$20,098
10/31/23	$12,395	$11,426	$11,612	$20,194
11/30/23	$12,985	$11,819	$11,832	$20,307
12/31/23	$13,527	$12,197	$12,078	$20,435
1/31/24	$13,483	$12,173	$12,122	$20,578
2/29/24	$13,527	$12,089	$12,013	$20,749
3/31/24	$13,759	$12,198	$12,109	$20,909
4/30/24	$13,418	$12,002	$11,986	$21,056
5/31/24	$13,715	$12,108	$12,152	$21,144
6/30/24	$13,744	$12,213	$12,244	$21,219

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class M	5.74%	4.42%	3.23%
Bloomberg Global Aggregate (USD Hedged) Index	4.20%	0.25%	2.02%
Bloomberg U.S. TIPS: 1-10 Year Index	4.26%	2.67%	2.05%
Consumer Price Index + 500 Basis Points	7.98%	9.17%	7.81%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 247,563,000	$ 247,563,000	$ 247,563,000	$ 247,563,000
Holdings Count | Holding	28	28	28	28
Advisory Fees Paid, Amount	$ 131,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$247,563
# of Portfolio Holdings	28
Portfolio Turnover Rate	17%
Total Net Advisory Fees Paid During the Reporting Period	$131
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	99.5%
Short-Term Instruments	0.6%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026493
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Strategy Portfolio
Class Name	Administrative
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$94	1.85%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Active commodity strategies, including overweight exposure to the petroleum subsector and underweight exposure to natural gas,

    contributed to relative performance, as the petroleum subsector posted positive returns and natural gas posted negative returns.

• The structural allocation to short-term U.S Treasury Inflation-Protected Securities ("TIPS”) detracted from relative performance, as short-term TIPS, as measured by the Bloomberg U.S. 1-5 Year TIPS Index ("BCIT9T"), underperformed Treasury Bills.

• The Portfolio’s active management of the collateral portfolio contributed to relative performance against BCIT9T. The main drivers include:

    • Overweight exposure to U.S. breakeven inflation ("BEI") contributed to relative performance, as U.S. BEI moved higher.

    • Short exposure to eurozone interest rates contributed to relative performance, as eurozone interest rates broadly rose.

    • Overweight exposure to U.S. interest rates detracted from relative performance, as U.S. interest rates broadly rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	S&P 500 Index	Bloomberg Commodity Index Total Return
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,467	$9,862	$9,502
8/31/14	$9,361	$10,257	$9,402
9/30/14	$8,655	$10,113	$8,817
10/31/14	$8,609	$10,360	$8,746
11/30/14	$8,228	$10,638	$8,390
12/31/14	$7,413	$10,612	$7,750
1/31/15	$7,276	$10,293	$7,492
2/28/15	$7,474	$10,885	$7,685
3/31/15	$7,030	$10,712	$7,290
4/30/15	$7,460	$10,815	$7,708
5/31/15	$7,237	$10,954	$7,500
6/30/15	$7,349	$10,742	$7,629
7/31/15	$6,568	$10,967	$6,819
8/31/15	$6,432	$10,306	$6,757
9/30/15	$6,161	$10,051	$6,526
10/31/15	$6,169	$10,898	$6,497
11/30/15	$5,707	$10,931	$6,025
12/31/15	$5,508	$10,758	$5,839
1/31/16	$5,420	$10,225	$5,741
2/29/16	$5,316	$10,211	$5,648
3/31/16	$5,618	$10,903	$5,864
4/30/16	$6,113	$10,946	$6,363
5/31/16	$6,081	$11,142	$6,351
6/30/16	$6,387	$11,171	$6,613
7/31/16	$6,067	$11,583	$6,275
8/31/16	$5,947	$11,599	$6,165
9/30/16	$6,189	$11,602	$6,358
10/31/16	$6,157	$11,390	$6,327
11/30/16	$6,221	$11,812	$6,411
12/31/16	$6,342	$12,045	$6,527
1/31/17	$6,383	$12,274	$6,535
2/28/17	$6,399	$12,761	$6,549
3/31/17	$6,227	$12,776	$6,375
4/30/17	$6,135	$12,907	$6,279
5/31/17	$6,034	$13,089	$6,195
6/30/17	$5,986	$13,170	$6,183
7/31/17	$6,143	$13,441	$6,323
8/31/17	$6,186	$13,482	$6,349
9/30/17	$6,171	$13,760	$6,339
10/31/17	$6,325	$14,082	$6,475
11/30/17	$6,280	$14,513	$6,445
12/31/17	$6,479	$14,675	$6,638
1/31/18	$6,597	$15,515	$6,770
2/28/18	$6,461	$14,943	$6,652
3/31/18	$6,450	$14,563	$6,611
4/30/18	$6,596	$14,619	$6,782
5/31/18	$6,687	$14,971	$6,878
6/30/18	$6,463	$15,064	$6,638
7/31/18	$6,307	$15,624	$6,496
8/31/18	$6,206	$16,133	$6,381
9/30/18	$6,315	$16,225	$6,503
10/31/18	$6,094	$15,116	$6,363
11/30/18	$5,974	$15,424	$6,327
12/31/18	$5,563	$14,031	$5,891
1/31/19	$5,933	$15,156	$6,212
2/28/19	$6,035	$15,642	$6,275
3/31/19	$6,061	$15,946	$6,264
4/30/19	$6,070	$16,592	$6,237
5/31/19	$5,847	$15,538	$6,028
6/30/19	$6,024	$16,633	$6,189
7/31/19	$5,986	$16,872	$6,148
8/31/19	$5,833	$16,605	$6,005
9/30/19	$5,869	$16,915	$6,076
10/31/19	$6,004	$17,282	$6,199
11/30/19	$5,850	$17,909	$6,040
12/31/19	$6,199	$18,449	$6,344
1/31/20	$5,754	$18,442	$5,878
2/29/20	$5,455	$16,924	$5,581
3/31/20	$4,521	$14,834	$4,866
4/30/20	$4,560	$16,735	$4,792
5/31/20	$4,838	$17,532	$5,000
6/30/20	$5,009	$17,881	$5,114
7/31/20	$5,362	$18,889	$5,406
8/31/20	$5,797	$20,247	$5,771
9/30/20	$5,580	$19,478	$5,578
10/31/20	$5,642	$18,960	$5,656
11/30/20	$5,901	$21,035	$5,855
12/31/20	$6,283	$21,844	$6,146
1/31/21	$6,501	$21,623	$6,308
2/28/21	$6,927	$22,220	$6,716
3/31/21	$6,824	$23,193	$6,572
4/30/21	$7,438	$24,431	$7,116
5/31/21	$7,720	$24,601	$7,311
6/30/21	$7,843	$25,175	$7,446
7/31/21	$8,074	$25,773	$7,583
8/31/21	$8,053	$26,557	$7,560
9/30/21	$8,419	$25,322	$7,936
10/31/21	$8,656	$27,096	$8,142
11/30/21	$8,021	$26,908	$7,546
12/31/21	$8,378	$28,114	$7,812
1/31/22	$9,006	$26,659	$8,498
2/28/22	$9,655	$25,861	$9,028
3/31/22	$10,416	$26,821	$9,808
4/30/22	$10,840	$24,483	$10,214
5/31/22	$11,040	$24,527	$10,370
6/30/22	$9,641	$22,503	$9,253
7/31/22	$10,247	$24,578	$9,647
8/31/22	$10,020	$23,575	$9,656
9/30/22	$8,825	$21,404	$8,873
10/31/22	$9,110	$23,137	$9,049
11/30/22	$9,356	$24,430	$9,297
12/31/22	$9,100	$23,023	$9,070
1/31/23	$9,100	$24,469	$9,025
2/28/23	$8,624	$23,872	$8,601
3/31/23	$8,707	$24,749	$8,583
4/30/23	$8,636	$25,135	$8,519
5/31/23	$8,034	$25,244	$8,039
6/30/23	$8,305	$26,912	$8,363
7/31/23	$8,866	$27,777	$8,887
8/31/23	$8,772	$27,334	$8,819
9/30/23	$8,663	$26,031	$8,757
10/31/23	$8,663	$25,484	$8,781
11/30/23	$8,554	$27,811	$8,583
12/31/23	$8,385	$29,075	$8,352
1/31/24	$8,448	$29,563	$8,385
2/29/24	$8,275	$31,142	$8,262
3/31/24	$8,577	$32,144	$8,535
4/30/24	$8,718	$30,831	$8,765
5/31/24	$8,906	$32,360	$8,919
6/30/24	$8,781	$33,521	$8,782

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	5.73%	7.83%	(1.29%)
S&P 500 Index	24.56%	15.05%	12.86%
Bloomberg Commodity Index Total Return	5.00%	7.25%	(1.29%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 390,334,000	$ 390,334,000	$ 390,334,000	$ 390,334,000
Holdings Count | Holding	540	540	540	540
Advisory Fees Paid, Amount	$ 1,180,000
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$390,334
# of Portfolio Holdings	540
Portfolio Turnover Rate	106%
Total Net Advisory Fees Paid During the Reporting Period	$1,180
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	80.4%
U.S. Government Agencies	14.4%
Asset-Backed Securities	9.6%
Sovereign Issues	8.0%
Non-Agency Mortgage-Backed Securities	0.7%
Affiliated Investments	0.4%
Short-Term Investments	64.0%
Other Investments	(0.5%)
Other Assets and Liabilities, Net	(77.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000030986
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Strategy Portfolio
Class Name	Advisor
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$99	1.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Active commodity strategies, including overweight exposure to the petroleum subsector and underweight exposure to natural gas,

    contributed to relative performance, as the petroleum subsector posted positive returns and natural gas posted negative returns.

• The structural allocation to short-term U.S Treasury Inflation-Protected Securities ("TIPS”) detracted from relative performance, as short-term TIPS, as measured by the Bloomberg U.S. 1-5 Year TIPS Index ("BCIT9T"), underperformed Treasury Bills.

• The Portfolio’s active management of the collateral portfolio contributed to relative performance against BCIT9T. The main drivers include:

    • Overweight exposure to U.S. breakeven inflation ("BEI") contributed to relative performance, as U.S. BEI moved higher.

    • Short exposure to eurozone interest rates contributed to relative performance, as eurozone interest rates broadly rose.

    • Overweight exposure to U.S. interest rates detracted from relative performance, as U.S. interest rates broadly rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index	Bloomberg Commodity Index Total Return
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,473	$9,862	$9,502
8/31/14	$9,367	$10,257	$9,402
9/30/14	$8,667	$10,113	$8,817
10/31/14	$8,606	$10,360	$8,746
11/30/14	$8,229	$10,638	$8,390
12/31/14	$7,406	$10,612	$7,750
1/31/15	$7,271	$10,293	$7,492
2/28/15	$7,467	$10,885	$7,685
3/31/15	$7,026	$10,712	$7,290
4/30/15	$7,451	$10,815	$7,708
5/31/15	$7,231	$10,954	$7,500
6/30/15	$7,341	$10,742	$7,629
7/31/15	$6,553	$10,967	$6,819
8/31/15	$6,420	$10,306	$6,757
9/30/15	$6,160	$10,051	$6,526
10/31/15	$6,168	$10,898	$6,497
11/30/15	$5,695	$10,931	$6,025
12/31/15	$5,506	$10,758	$5,839
1/31/16	$5,419	$10,225	$5,741
2/29/16	$5,309	$10,211	$5,648
3/31/16	$5,614	$10,903	$5,864
4/30/16	$6,103	$10,946	$6,363
5/31/16	$6,072	$11,142	$6,351
6/30/16	$6,381	$11,171	$6,613
7/31/16	$6,057	$11,583	$6,275
8/31/16	$5,938	$11,599	$6,165
9/30/16	$6,175	$11,602	$6,358
10/31/16	$6,143	$11,390	$6,327
11/30/16	$6,207	$11,812	$6,411
12/31/16	$6,325	$12,045	$6,527
1/31/17	$6,372	$12,274	$6,535
2/28/17	$6,380	$12,761	$6,549
3/31/17	$6,218	$12,776	$6,375
4/30/17	$6,119	$12,907	$6,279
5/31/17	$6,020	$13,089	$6,195
6/30/17	$5,970	$13,170	$6,183
7/31/17	$6,133	$13,441	$6,323
8/31/17	$6,167	$13,482	$6,349
9/30/17	$6,151	$13,760	$6,339
10/31/17	$6,303	$14,082	$6,475
11/30/17	$6,267	$14,513	$6,445
12/31/17	$6,454	$14,675	$6,638
1/31/18	$6,579	$15,515	$6,770
2/28/18	$6,436	$14,943	$6,652
3/31/18	$6,424	$14,563	$6,611
4/30/18	$6,577	$14,619	$6,782
5/31/18	$6,667	$14,971	$6,878
6/30/18	$6,436	$15,064	$6,638
7/31/18	$6,282	$15,624	$6,496
8/31/18	$6,183	$16,133	$6,381
9/30/18	$6,289	$16,225	$6,503
10/31/18	$6,071	$15,116	$6,363
11/30/18	$5,953	$15,424	$6,327
12/31/18	$5,538	$14,031	$5,891
1/31/19	$5,910	$15,156	$6,212
2/28/19	$6,010	$15,642	$6,275
3/31/19	$6,035	$15,946	$6,264
4/30/19	$6,044	$16,592	$6,237
5/31/19	$5,815	$15,538	$6,028
6/30/19	$5,997	$16,633	$6,189
7/31/19	$5,950	$16,872	$6,148
8/31/19	$5,801	$16,605	$6,005
9/30/19	$5,844	$16,915	$6,076
10/31/19	$5,966	$17,282	$6,199
11/30/19	$5,815	$17,909	$6,040
12/31/19	$6,166	$18,449	$6,344
1/31/20	$5,720	$18,442	$5,878
2/29/20	$5,425	$16,924	$5,581
3/31/20	$4,497	$14,834	$4,866
4/30/20	$4,536	$16,735	$4,792
5/31/20	$4,809	$17,532	$5,000
6/30/20	$4,985	$17,881	$5,114
7/31/20	$5,331	$18,889	$5,406
8/31/20	$5,758	$20,247	$5,771
9/30/20	$5,545	$19,478	$5,578
10/31/20	$5,606	$18,960	$5,656
11/30/20	$5,860	$21,035	$5,855
12/31/20	$6,242	$21,844	$6,146
1/31/21	$6,456	$21,623	$6,308
2/28/21	$6,884	$22,220	$6,716
3/31/21	$6,771	$23,193	$6,572
4/30/21	$7,394	$24,431	$7,116
5/31/21	$7,670	$24,601	$7,311
6/30/21	$7,789	$25,175	$7,446
7/31/21	$8,025	$25,773	$7,583
8/31/21	$7,994	$26,557	$7,560
9/30/21	$8,362	$25,322	$7,936
10/31/21	$8,594	$27,096	$8,142
11/30/21	$7,961	$26,908	$7,546
12/31/21	$8,309	$28,114	$7,812
1/31/22	$8,945	$26,659	$8,498
2/28/22	$9,580	$25,861	$9,028
3/31/22	$10,345	$26,821	$9,808
4/30/22	$10,748	$24,483	$10,214
5/31/22	$10,955	$24,527	$10,370
6/30/22	$9,563	$22,503	$9,253
7/31/22	$10,166	$24,578	$9,647
8/31/22	$9,945	$23,575	$9,656
9/30/22	$8,763	$21,404	$8,873
10/31/22	$9,041	$23,137	$9,049
11/30/22	$9,282	$24,430	$9,297
12/31/22	$9,029	$23,023	$9,070
1/31/23	$9,029	$24,469	$9,025
2/28/23	$8,539	$23,872	$8,601
3/31/23	$8,632	$24,749	$8,583
4/30/23	$8,562	$25,135	$8,519
5/31/23	$7,963	$25,244	$8,039
6/30/23	$8,239	$26,912	$8,363
7/31/23	$8,799	$27,777	$8,887
8/31/23	$8,693	$27,334	$8,819
9/30/23	$8,587	$26,031	$8,757
10/31/23	$8,572	$25,484	$8,781
11/30/23	$8,481	$27,811	$8,583
12/31/23	$8,312	$29,075	$8,352
1/31/24	$8,373	$29,563	$8,385
2/29/24	$8,191	$31,142	$8,262
3/31/24	$8,497	$32,144	$8,535
4/30/24	$8,634	$30,831	$8,765
5/31/24	$8,817	$32,360	$8,919
6/30/24	$8,693	$33,521	$8,782

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	5.50%	7.71%	(1.39%)
S&P 500 Index	24.56%	15.05%	12.86%
Bloomberg Commodity Index Total Return	5.00%	7.25%	(1.29%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 390,334,000	$ 390,334,000	$ 390,334,000	$ 390,334,000
Holdings Count | Holding	540	540	540	540
Advisory Fees Paid, Amount	$ 1,180,000
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$390,334
# of Portfolio Holdings	540
Portfolio Turnover Rate	106%
Total Net Advisory Fees Paid During the Reporting Period	$1,180
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	80.4%
U.S. Government Agencies	14.4%
Asset-Backed Securities	9.6%
Sovereign Issues	8.0%
Non-Agency Mortgage-Backed Securities	0.7%
Affiliated Investments	0.4%
Short-Term Investments	64.0%
Other Investments	(0.5%)
Other Assets and Liabilities, Net	(77.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000030994
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Strategy Portfolio
Class Name	Institutional
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$87	1.70%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Active commodity strategies, including overweight exposure to the petroleum subsector and underweight exposure to natural gas,

    contributed to relative performance, as the petroleum subsector posted positive returns and natural gas posted negative returns.

• The structural allocation to short-term U.S Treasury Inflation-Protected Securities ("TIPS”) detracted from relative performance, as short-term TIPS, as measured by the Bloomberg U.S. 1-5 Year TIPS Index ("BCIT9T"), underperformed Treasury Bills.

• The Portfolio’s active management of the collateral portfolio contributed to relative performance against BCIT9T. The main drivers include:

    • Overweight exposure to U.S. breakeven inflation ("BEI") contributed to relative performance, as U.S. BEI moved higher.

    • Short exposure to eurozone interest rates contributed to relative performance, as eurozone interest rates broadly rose.

    • Overweight exposure to U.S. interest rates detracted from relative performance, as U.S. interest rates broadly rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	Bloomberg Commodity Index Total Return
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,480	$9,862	$9,502
8/31/14	$9,373	$10,257	$9,402
9/30/14	$8,668	$10,113	$8,817
10/31/14	$8,606	$10,360	$8,746
11/30/14	$8,239	$10,638	$8,390
12/31/14	$7,424	$10,612	$7,750
1/31/15	$7,286	$10,293	$7,492
2/28/15	$7,485	$10,885	$7,685
3/31/15	$7,041	$10,712	$7,290
4/30/15	$7,474	$10,815	$7,708
5/31/15	$7,249	$10,954	$7,500
6/30/15	$7,362	$10,742	$7,629
7/31/15	$6,576	$10,967	$6,819
8/31/15	$6,439	$10,306	$6,757
9/30/15	$6,175	$10,051	$6,526
10/31/15	$6,183	$10,898	$6,497
11/30/15	$5,718	$10,931	$6,025
12/31/15	$5,525	$10,758	$5,839
1/31/16	$5,437	$10,225	$5,741
2/29/16	$5,333	$10,211	$5,648
3/31/16	$5,637	$10,903	$5,864
4/30/16	$6,136	$10,946	$6,363
5/31/16	$6,096	$11,142	$6,351
6/30/16	$6,414	$11,171	$6,613
7/31/16	$6,092	$11,583	$6,275
8/31/16	$5,971	$11,599	$6,165
9/30/16	$6,209	$11,602	$6,358
10/31/16	$6,184	$11,390	$6,327
11/30/16	$6,241	$11,812	$6,411
12/31/16	$6,366	$12,045	$6,527
1/31/17	$6,415	$12,274	$6,535
2/28/17	$6,431	$12,761	$6,549
3/31/17	$6,260	$12,776	$6,375
4/30/17	$6,167	$12,907	$6,279
5/31/17	$6,066	$13,089	$6,195
6/30/17	$6,010	$13,170	$6,183
7/31/17	$6,177	$13,441	$6,323
8/31/17	$6,221	$13,482	$6,349
9/30/17	$6,209	$13,760	$6,339
10/31/17	$6,355	$14,082	$6,475
11/30/17	$6,318	$14,513	$6,445
12/31/17	$6,519	$14,675	$6,638
1/31/18	$6,638	$15,515	$6,770
2/28/18	$6,501	$14,943	$6,652
3/31/18	$6,491	$14,563	$6,611
4/30/18	$6,639	$14,619	$6,782
5/31/18	$6,731	$14,971	$6,878
6/30/18	$6,507	$15,064	$6,638
7/31/18	$6,350	$15,624	$6,496
8/31/18	$6,248	$16,133	$6,381
9/30/18	$6,360	$16,225	$6,503
10/31/18	$6,137	$15,116	$6,363
11/30/18	$6,025	$15,424	$6,327
12/31/18	$5,603	$14,031	$5,891
1/31/19	$5,977	$15,156	$6,212
2/28/19	$6,080	$15,642	$6,275
3/31/19	$6,108	$15,946	$6,264
4/30/19	$6,117	$16,592	$6,237
5/31/19	$5,891	$15,538	$6,028
6/30/19	$6,072	$16,633	$6,189
7/31/19	$6,034	$16,872	$6,148
8/31/19	$5,880	$16,605	$6,005
9/30/19	$5,918	$16,915	$6,076
10/31/19	$6,054	$17,282	$6,199
11/30/19	$5,899	$17,909	$6,040
12/31/19	$6,255	$18,449	$6,344
1/31/20	$5,805	$18,442	$5,878
2/29/20	$5,511	$16,924	$5,581
3/31/20	$4,567	$14,834	$4,866
4/30/20	$4,608	$16,735	$4,792
5/31/20	$4,879	$17,532	$5,000
6/30/20	$5,054	$17,881	$5,114
7/31/20	$5,411	$18,889	$5,406
8/31/20	$5,852	$20,247	$5,771
9/30/20	$5,642	$19,478	$5,578
10/31/20	$5,695	$18,960	$5,656
11/30/20	$5,957	$21,035	$5,855
12/31/20	$6,349	$21,844	$6,146
1/31/21	$6,570	$21,623	$6,308
2/28/21	$7,002	$22,220	$6,716
3/31/21	$6,888	$23,193	$6,572
4/30/21	$7,522	$24,431	$7,116
5/31/21	$7,797	$24,601	$7,311
6/30/21	$7,924	$25,175	$7,446
7/31/21	$8,169	$25,773	$7,583
8/31/21	$8,148	$26,557	$7,560
9/30/21	$8,523	$25,322	$7,936
10/31/21	$8,763	$27,096	$8,142
11/30/21	$8,108	$26,908	$7,546
12/31/21	$8,474	$28,114	$7,812
1/31/22	$9,122	$26,659	$8,498
2/28/22	$9,771	$25,861	$9,028
3/31/22	$10,545	$26,821	$9,808
4/30/22	$10,975	$24,483	$10,214
5/31/22	$11,179	$24,527	$10,370
6/30/22	$9,761	$22,503	$9,253
7/31/22	$10,377	$24,578	$9,647
8/31/22	$10,146	$23,575	$9,656
9/30/22	$8,948	$21,404	$8,873
10/31/22	$9,238	$23,137	$9,049
11/30/22	$9,475	$24,430	$9,297
12/31/22	$9,219	$23,023	$9,070
1/31/23	$9,219	$24,469	$9,025
2/28/23	$8,735	$23,872	$8,601
3/31/23	$8,822	$24,749	$8,583
4/30/23	$8,749	$25,135	$8,519
5/31/23	$8,151	$25,244	$8,039
6/30/23	$8,431	$26,912	$8,363
7/31/23	$9,003	$27,777	$8,887
8/31/23	$8,907	$27,334	$8,819
9/30/23	$8,796	$26,031	$8,757
10/31/23	$8,780	$25,484	$8,781
11/30/23	$8,685	$27,811	$8,583
12/31/23	$8,505	$29,075	$8,352
1/31/24	$8,569	$29,563	$8,385
2/29/24	$8,393	$31,142	$8,262
3/31/24	$8,703	$32,144	$8,535
4/30/24	$8,847	$30,831	$8,765
5/31/24	$9,039	$32,360	$8,919
6/30/24	$8,914	$33,521	$8,782

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.73%	7.98%	(1.14%)
S&P 500 Index	24.56%	15.05%	12.86%
Bloomberg Commodity Index Total Return	5.00%	7.25%	(1.29%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 390,334,000	$ 390,334,000	$ 390,334,000	$ 390,334,000
Holdings Count | Holding	540	540	540	540
Advisory Fees Paid, Amount	$ 1,180,000
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$390,334
# of Portfolio Holdings	540
Portfolio Turnover Rate	106%
Total Net Advisory Fees Paid During the Reporting Period	$1,180
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	80.4%
U.S. Government Agencies	14.4%
Asset-Backed Securities	9.6%
Sovereign Issues	8.0%
Non-Agency Mortgage-Backed Securities	0.7%
Affiliated Investments	0.4%
Short-Term Investments	64.0%
Other Investments	(0.5%)
Other Assets and Liabilities, Net	(77.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000148731
Shareholder Report [Line Items]
Fund Name	PIMCO CommodityRealReturn<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Strategy Portfolio
Class Name	M
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$109	2.15%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.15%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Active commodity strategies, including overweight exposure to the petroleum subsector and underweight exposure to natural gas,

    contributed to relative performance, as the petroleum subsector posted positive returns and natural gas posted negative returns.

• The structural allocation to short-term U.S Treasury Inflation-Protected Securities ("TIPS”) detracted from relative performance, as short-term TIPS, as measured by the Bloomberg U.S. 1-5 Year TIPS Index ("BCIT9T"), underperformed Treasury Bills.

• The Portfolio’s active management of the collateral portfolio contributed to relative performance against BCIT9T. The main drivers include:

    • Overweight exposure to U.S. breakeven inflation ("BEI") contributed to relative performance, as U.S. BEI moved higher.

    • Short exposure to eurozone interest rates contributed to relative performance, as eurozone interest rates broadly rose.

    • Overweight exposure to U.S. interest rates detracted from relative performance, as U.S. interest rates broadly rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class M	S&P 500 Index	Bloomberg Commodity Index Total Return
11/10/14	$10,000	$10,000	$10,000
11/30/14	$9,660	$10,190	$9,598
12/31/14	$8,709	$10,164	$8,866
1/31/15	$8,548	$9,859	$8,570
2/28/15	$8,781	$10,426	$8,791
3/31/15	$8,242	$10,261	$8,339
4/30/15	$8,748	$10,359	$8,817
5/31/15	$8,486	$10,493	$8,580
6/30/15	$8,617	$10,290	$8,728
7/31/15	$7,699	$10,505	$7,801
8/31/15	$7,530	$9,871	$7,729
9/30/15	$7,221	$9,627	$7,465
10/31/15	$7,231	$10,439	$7,432
11/30/15	$6,678	$10,470	$6,893
12/31/15	$6,453	$10,305	$6,680
1/31/16	$6,350	$9,794	$6,568
2/29/16	$6,219	$9,781	$6,461
3/31/16	$6,570	$10,444	$6,708
4/30/16	$7,152	$10,484	$7,279
5/31/16	$7,105	$10,673	$7,265
6/30/16	$7,471	$10,700	$7,565
7/31/16	$7,095	$11,095	$7,178
8/31/16	$6,954	$11,111	$7,052
9/30/16	$7,223	$11,113	$7,273
10/31/16	$7,186	$10,910	$7,237
11/30/16	$7,261	$11,314	$7,334
12/31/16	$7,397	$11,538	$7,466
1/31/17	$7,453	$11,756	$7,476
2/28/17	$7,463	$12,223	$7,492
3/31/17	$7,267	$12,237	$7,292
4/30/17	$7,149	$12,363	$7,183
5/31/17	$7,031	$12,537	$7,087
6/30/17	$6,968	$12,615	$7,074
7/31/17	$7,162	$12,875	$7,233
8/31/17	$7,203	$12,914	$7,263
9/30/17	$7,190	$13,181	$7,252
10/31/17	$7,360	$13,488	$7,407
11/30/17	$7,317	$13,902	$7,373
12/31/17	$7,540	$14,056	$7,593
1/31/18	$7,677	$14,861	$7,744
2/28/18	$7,519	$14,313	$7,610
3/31/18	$7,502	$13,950	$7,563
4/30/18	$7,672	$14,003	$7,758
5/31/18	$7,779	$14,340	$7,868
6/30/18	$7,511	$14,429	$7,593
7/31/18	$7,329	$14,966	$7,431
8/31/18	$7,200	$15,453	$7,299
9/30/18	$7,333	$15,541	$7,439
10/31/18	$7,075	$14,479	$7,279
11/30/18	$6,935	$14,774	$7,238
12/31/18	$6,460	$13,440	$6,739
1/31/19	$6,891	$14,517	$7,106
2/28/19	$6,999	$14,983	$7,178
3/31/19	$7,026	$15,274	$7,166
4/30/19	$7,037	$15,893	$7,135
5/31/19	$6,765	$14,883	$6,895
6/30/19	$6,987	$15,932	$7,080
7/31/19	$6,931	$16,161	$7,033
8/31/19	$6,754	$15,905	$6,870
9/30/19	$6,791	$16,202	$6,950
10/31/19	$6,947	$16,553	$7,091
11/30/19	$6,768	$17,154	$6,909
12/31/19	$7,169	$17,672	$7,258
1/31/20	$6,651	$17,665	$6,724
2/29/20	$6,314	$16,211	$6,385
3/31/20	$5,224	$14,209	$5,567
4/30/20	$5,270	$16,030	$5,481
5/31/20	$5,593	$16,794	$5,719
6/30/20	$5,787	$17,128	$5,850
7/31/20	$6,185	$18,093	$6,184
8/31/20	$6,692	$19,394	$6,602
9/30/20	$6,438	$18,657	$6,381
10/31/20	$6,511	$18,161	$6,471
11/30/20	$6,800	$20,149	$6,698
12/31/20	$7,246	$20,923	$7,031
1/31/21	$7,499	$20,712	$7,216
2/28/21	$7,994	$21,283	$7,682
3/31/21	$7,858	$22,215	$7,518
4/30/21	$8,571	$23,401	$8,141
5/31/21	$8,886	$23,564	$8,363
6/30/21	$9,035	$24,115	$8,518
7/31/21	$9,302	$24,687	$8,674
8/31/21	$9,266	$25,438	$8,649
9/30/21	$9,685	$24,255	$9,079
10/31/21	$9,960	$25,954	$9,314
11/30/21	$9,211	$25,774	$8,633
12/31/21	$9,619	$26,930	$8,937
1/31/22	$10,359	$25,536	$9,722
2/28/22	$11,086	$24,771	$10,327
3/31/22	$11,962	$25,691	$11,220
4/30/22	$12,440	$23,451	$11,685
5/31/22	$12,672	$23,494	$11,863
6/30/22	$11,059	$21,555	$10,585
7/31/22	$11,747	$23,542	$11,036
8/31/22	$11,498	$22,582	$11,046
9/30/22	$10,119	$20,502	$10,150
10/31/22	$10,450	$22,162	$10,352
11/30/22	$10,720	$23,401	$10,636
12/31/22	$10,429	$22,052	$10,375
1/31/23	$10,429	$23,438	$10,324
2/28/23	$9,863	$22,866	$9,839
3/31/23	$9,969	$23,706	$9,819
4/30/23	$9,886	$24,076	$9,745
5/31/23	$9,190	$24,180	$9,196
6/30/23	$9,513	$25,778	$9,567
7/31/23	$10,145	$26,606	$10,166
8/31/23	$10,037	$26,183	$10,088
9/30/23	$9,910	$24,934	$10,018
10/31/23	$9,892	$24,410	$10,045
11/30/23	$9,784	$26,639	$9,818
12/31/23	$9,583	$27,849	$9,554
1/31/24	$9,656	$28,317	$9,592
2/29/24	$9,439	$29,829	$9,451
3/31/24	$9,801	$30,789	$9,764
4/30/24	$9,946	$29,532	$10,027
5/31/24	$10,163	$30,996	$10,203
6/30/24	$10,029	$32,108	$10,046

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 11/10/14
Class M	5.42%	7.50%	0.03%
S&P 500 Index	24.56%	15.05%	12.83%
Bloomberg Commodity Index Total Return	5.00%	7.25%	0.15%

Performance Inception Date				Nov. 10, 2014
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 390,334,000	$ 390,334,000	$ 390,334,000	$ 390,334,000
Holdings Count | Holding	540	540	540	540
Advisory Fees Paid, Amount	$ 1,180,000
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$390,334
# of Portfolio Holdings	540
Portfolio Turnover Rate	106%
Total Net Advisory Fees Paid During the Reporting Period	$1,180
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	80.4%
U.S. Government Agencies	14.4%
Asset-Backed Securities	9.6%
Sovereign Issues	8.0%
Non-Agency Mortgage-Backed Securities	0.7%
Affiliated Investments	0.4%
Short-Term Investments	64.0%
Other Investments	(0.5%)
Other Assets and Liabilities, Net	(77.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000098623
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Portfolio
Class Name	Administrative
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$55	1.09%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to the cash interest rate in the U.S. contributed to performance, as U.S. cash rates remained positive.

• Long exposure to investment grade corporate credit contributed to performance, as investment grade credit spreads tightened.

• Long exposure to non-agency mortgage-backed securities contributed to performance, as spreads on those securities tightened.

• Long exposure to U.S. duration detracted from performance, as U.S. interest rates rose.

• Long exposure to Australian duration detracted from performance, as Australian interest rates rose.

• Tactical exposure to the Japanese yen detracted from performance, as the yen depreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,971	$10,022	$10,002
8/31/14	$10,051	$10,144	$10,004
9/30/14	$10,032	$10,114	$10,006
10/31/14	$10,053	$10,187	$10,008
11/30/14	$10,093	$10,283	$10,010
12/31/14	$10,040	$10,336	$10,012
1/31/15	$10,044	$10,529	$10,014
2/28/15	$10,142	$10,467	$10,016
3/31/15	$10,096	$10,527	$10,018
4/30/15	$10,128	$10,468	$10,020
5/31/15	$10,157	$10,425	$10,023
6/30/15	$10,127	$10,296	$10,025
7/31/15	$10,125	$10,398	$10,027
8/31/15	$9,991	$10,370	$10,030
9/30/15	$9,776	$10,431	$10,032
10/31/15	$9,862	$10,465	$10,035
11/30/15	$9,878	$10,470	$10,037
12/31/15	$9,871	$10,441	$10,040
1/31/16	$9,741	$10,594	$10,045
2/29/16	$9,613	$10,696	$10,050
3/31/16	$9,829	$10,784	$10,055
4/30/16	$9,975	$10,802	$10,061
5/31/16	$9,986	$10,848	$10,066
6/30/16	$9,985	$11,055	$10,071
7/31/16	$10,093	$11,121	$10,077
8/31/16	$10,130	$11,115	$10,082
9/30/16	$10,210	$11,114	$10,087
10/31/16	$10,281	$11,006	$10,094
11/30/16	$10,244	$10,824	$10,101
12/31/16	$10,338	$10,854	$10,108
1/31/17	$10,397	$10,814	$10,117
2/28/17	$10,488	$10,907	$10,125
3/31/17	$10,543	$10,902	$10,134
4/30/17	$10,587	$10,976	$10,143
5/31/17	$10,642	$11,040	$10,153
6/30/17	$10,660	$11,009	$10,163
7/31/17	$10,716	$11,045	$10,174
8/31/17	$10,784	$11,146	$10,185
9/30/17	$10,822	$11,094	$10,196
10/31/17	$10,849	$11,141	$10,207
11/30/17	$10,858	$11,158	$10,218
12/31/17	$10,856	$11,183	$10,230
1/31/18	$10,873	$11,103	$10,244
2/28/18	$10,871	$11,078	$10,259
3/31/18	$10,874	$11,170	$10,273
4/30/18	$10,867	$11,129	$10,293
5/31/18	$10,922	$11,170	$10,312
6/30/18	$10,908	$11,191	$10,332
7/31/18	$10,966	$11,194	$10,352
8/31/18	$10,962	$11,229	$10,373
9/30/18	$10,984	$11,186	$10,393
10/31/18	$11,009	$11,164	$10,413
11/30/18	$10,953	$11,218	$10,434
12/31/18	$10,968	$11,380	$10,455
1/31/19	$11,113	$11,501	$10,479
2/28/19	$11,165	$11,515	$10,504
3/31/19	$11,236	$11,721	$10,528
4/30/19	$11,309	$11,728	$10,551
5/31/19	$11,332	$11,897	$10,574
6/30/19	$11,398	$12,064	$10,597
7/31/19	$11,393	$12,158	$10,617
8/31/19	$11,245	$12,434	$10,638
9/30/19	$11,268	$12,377	$10,659
10/31/19	$11,337	$12,355	$10,677
11/30/19	$11,384	$12,341	$10,696
12/31/19	$11,509	$12,315	$10,715
1/31/20	$11,498	$12,538	$10,732
2/29/20	$11,484	$12,691	$10,750
3/31/20	$10,899	$12,494	$10,767
4/30/20	$11,146	$12,696	$10,780
5/31/20	$11,329	$12,732	$10,793
6/30/20	$11,495	$12,795	$10,806
7/31/20	$11,614	$12,935	$10,809
8/31/20	$11,736	$12,841	$10,812
9/30/20	$11,747	$12,888	$10,814
10/31/20	$11,804	$12,889	$10,816
11/30/20	$11,939	$12,963	$10,818
12/31/20	$12,062	$13,003	$10,820
1/31/21	$12,135	$12,933	$10,823
2/28/21	$12,165	$12,732	$10,825
3/31/21	$12,177	$12,682	$10,827
4/30/21	$12,212	$12,715	$10,829
5/31/21	$12,244	$12,743	$10,831
6/30/21	$12,229	$12,805	$10,833
7/31/21	$12,264	$12,964	$10,834
8/31/21	$12,260	$12,938	$10,835
9/30/21	$12,266	$12,816	$10,837
10/31/21	$12,190	$12,783	$10,838
11/30/21	$12,209	$12,874	$10,839
12/31/21	$12,217	$12,822	$10,840
1/31/22	$12,173	$12,620	$10,842
2/28/22	$12,080	$12,452	$10,844
3/31/22	$11,881	$12,184	$10,846
4/30/22	$11,717	$11,857	$10,855
5/31/22	$11,744	$11,840	$10,865
6/30/22	$11,575	$11,661	$10,874
7/31/22	$11,743	$11,958	$10,888
8/31/22	$11,576	$11,645	$10,910
9/30/22	$11,344	$11,272	$10,932
10/31/22	$11,343	$11,233	$10,961
11/30/22	$11,450	$11,519	$10,994
12/31/22	$11,441	$11,383	$11,033
1/31/23	$11,589	$11,645	$11,074
2/28/23	$11,521	$11,460	$11,113
3/31/23	$11,663	$11,714	$11,157
4/30/23	$11,707	$11,774	$11,202
5/31/23	$11,717	$11,728	$11,250
6/30/23	$11,728	$11,721	$11,298
7/31/23	$11,804	$11,725	$11,348
8/31/23	$11,829	$11,710	$11,399
9/30/23	$11,744	$11,508	$11,450
10/31/23	$11,643	$11,426	$11,502
11/30/23	$12,009	$11,819	$11,553
12/31/23	$12,253	$12,197	$11,607
1/31/24	$12,296	$12,173	$11,660
2/29/24	$12,280	$12,089	$11,710
3/31/24	$12,389	$12,198	$11,764
4/30/24	$12,327	$12,002	$11,816
5/31/24	$12,456	$12,108	$11,870
6/30/24	$12,490	$12,213	$11,923

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	6.50%	1.85%	2.25%
Bloomberg Global Aggregate (USD Hedged) Index	4.20%	0.25%	2.02%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.53%	2.19%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 81,070,000	$ 81,070,000	$ 81,070,000	$ 81,070,000
Holdings Count | Holding	516	516	516	516
Advisory Fees Paid, Amount	$ 220,000
InvestmentCompanyPortfolioTurnover	484.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$81,070
# of Portfolio Holdings	516
Portfolio Turnover Rate	484%
Total Net Advisory Fees Paid During the Reporting Period	$220
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	51.0%
Affiliated Investments	17.0%
Corporate Bonds & Notes	16.2%
Asset-Backed Securities	9.4%
Sovereign Issues	7.4%
U.S. Treasury Obligations	7.3%
Non-Agency Mortgage-Backed Securities	6.4%
Loan Participations and Assignments	1.3%
Preferred Securities	0.3%
Municipal Bonds & Notes	0.1%
Short-Term Investments	33.7%
Other Investments	0.6%
Other Assets and Liabilities, Net	(50.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000098625
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Portfolio
Class Name	Advisor
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$60	1.19%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to the cash interest rate in the U.S. contributed to performance, as U.S. cash rates remained positive.

• Long exposure to investment grade corporate credit contributed to performance, as investment grade credit spreads tightened.

• Long exposure to non-agency mortgage-backed securities contributed to performance, as spreads on those securities tightened.

• Long exposure to U.S. duration detracted from performance, as U.S. interest rates rose.

• Long exposure to Australian duration detracted from performance, as Australian interest rates rose.

• Tactical exposure to the Japanese yen detracted from performance, as the yen depreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,970	$10,022	$10,002
8/31/14	$10,049	$10,144	$10,004
9/30/14	$10,030	$10,114	$10,006
10/31/14	$10,050	$10,187	$10,008
11/30/14	$10,089	$10,283	$10,010
12/31/14	$10,035	$10,336	$10,012
1/31/15	$10,038	$10,529	$10,014
2/28/15	$10,135	$10,467	$10,016
3/31/15	$10,089	$10,527	$10,018
4/30/15	$10,120	$10,468	$10,020
5/31/15	$10,148	$10,425	$10,023
6/30/15	$10,117	$10,296	$10,025
7/31/15	$10,114	$10,398	$10,027
8/31/15	$9,979	$10,370	$10,030
9/30/15	$9,764	$10,431	$10,032
10/31/15	$9,849	$10,465	$10,035
11/30/15	$9,864	$10,470	$10,037
12/31/15	$9,856	$10,441	$10,040
1/31/16	$9,726	$10,594	$10,045
2/29/16	$9,598	$10,696	$10,050
3/31/16	$9,812	$10,784	$10,055
4/30/16	$9,957	$10,802	$10,061
5/31/16	$9,967	$10,848	$10,066
6/30/16	$9,966	$11,055	$10,071
7/31/16	$10,073	$11,121	$10,077
8/31/16	$10,108	$11,115	$10,082
9/30/16	$10,188	$11,114	$10,087
10/31/16	$10,258	$11,006	$10,094
11/30/16	$10,220	$10,824	$10,101
12/31/16	$10,312	$10,854	$10,108
1/31/17	$10,370	$10,814	$10,117
2/28/17	$10,460	$10,907	$10,125
3/31/17	$10,515	$10,902	$10,134
4/30/17	$10,558	$10,976	$10,143
5/31/17	$10,612	$11,040	$10,153
6/30/17	$10,628	$11,009	$10,163
7/31/17	$10,683	$11,045	$10,174
8/31/17	$10,750	$11,146	$10,185
9/30/17	$10,787	$11,094	$10,196
10/31/17	$10,813	$11,141	$10,207
11/30/17	$10,821	$11,158	$10,218
12/31/17	$10,818	$11,183	$10,230
1/31/18	$10,835	$11,103	$10,244
2/28/18	$10,831	$11,078	$10,259
3/31/18	$10,833	$11,170	$10,273
4/30/18	$10,826	$11,129	$10,293
5/31/18	$10,880	$11,170	$10,312
6/30/18	$10,865	$11,191	$10,332
7/31/18	$10,921	$11,194	$10,352
8/31/18	$10,916	$11,229	$10,373
9/30/18	$10,937	$11,186	$10,393
10/31/18	$10,962	$11,164	$10,413
11/30/18	$10,905	$11,218	$10,434
12/31/18	$10,919	$11,380	$10,455
1/31/19	$11,062	$11,501	$10,479
2/28/19	$11,113	$11,515	$10,504
3/31/19	$11,183	$11,721	$10,528
4/30/19	$11,255	$11,728	$10,551
5/31/19	$11,277	$11,897	$10,574
6/30/19	$11,341	$12,064	$10,597
7/31/19	$11,336	$12,158	$10,617
8/31/19	$11,187	$12,434	$10,638
9/30/19	$11,209	$12,377	$10,659
10/31/19	$11,277	$12,355	$10,677
11/30/19	$11,323	$12,341	$10,696
12/31/19	$11,446	$12,315	$10,715
1/31/20	$11,434	$12,538	$10,732
2/29/20	$11,420	$12,691	$10,750
3/31/20	$10,837	$12,494	$10,767
4/30/20	$11,081	$12,696	$10,780
5/31/20	$11,263	$12,732	$10,793
6/30/20	$11,427	$12,795	$10,806
7/31/20	$11,544	$12,935	$10,809
8/31/20	$11,664	$12,841	$10,812
9/30/20	$11,674	$12,888	$10,814
10/31/20	$11,730	$12,889	$10,816
11/30/20	$11,863	$12,963	$10,818
12/31/20	$11,984	$13,003	$10,820
1/31/21	$12,056	$12,933	$10,823
2/28/21	$12,085	$12,732	$10,825
3/31/21	$12,095	$12,682	$10,827
4/30/21	$12,129	$12,715	$10,829
5/31/21	$12,160	$12,743	$10,831
6/30/21	$12,144	$12,805	$10,833
7/31/21	$12,178	$12,964	$10,834
8/31/21	$12,173	$12,938	$10,835
9/30/21	$12,178	$12,816	$10,837
10/31/21	$12,101	$12,783	$10,838
11/30/21	$12,119	$12,874	$10,839
12/31/21	$12,126	$12,822	$10,840
1/31/22	$12,081	$12,620	$10,842
2/28/22	$11,989	$12,452	$10,844
3/31/22	$11,790	$12,184	$10,846
4/30/22	$11,626	$11,857	$10,855
5/31/22	$11,652	$11,840	$10,865
6/30/22	$11,483	$11,661	$10,874
7/31/22	$11,648	$11,958	$10,888
8/31/22	$11,482	$11,645	$10,910
9/30/22	$11,251	$11,272	$10,932
10/31/22	$11,249	$11,233	$10,961
11/30/22	$11,354	$11,519	$10,994
12/31/22	$11,344	$11,383	$11,033
1/31/23	$11,490	$11,645	$11,074
2/28/23	$11,422	$11,460	$11,113
3/31/23	$11,561	$11,714	$11,157
4/30/23	$11,605	$11,774	$11,202
5/31/23	$11,613	$11,728	$11,250
6/30/23	$11,623	$11,721	$11,298
7/31/23	$11,697	$11,725	$11,348
8/31/23	$11,721	$11,710	$11,399
9/30/23	$11,636	$11,508	$11,450
10/31/23	$11,535	$11,426	$11,502
11/30/23	$11,897	$11,819	$11,553
12/31/23	$12,137	$12,197	$11,607
1/31/24	$12,179	$12,173	$11,660
2/29/24	$12,163	$12,089	$11,710
3/31/24	$12,270	$12,198	$11,764
4/30/24	$12,207	$12,002	$11,816
5/31/24	$12,334	$12,108	$11,870
6/30/24	$12,366	$12,213	$11,923

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	6.40%	1.75%	2.15%
Bloomberg Global Aggregate (USD Hedged) Index	4.20%	0.25%	2.02%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.53%	2.19%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 81,070,000	$ 81,070,000	$ 81,070,000	$ 81,070,000
Holdings Count | Holding	516	516	516	516
Advisory Fees Paid, Amount	$ 220,000
InvestmentCompanyPortfolioTurnover	484.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$81,070
# of Portfolio Holdings	516
Portfolio Turnover Rate	484%
Total Net Advisory Fees Paid During the Reporting Period	$220
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	51.0%
Affiliated Investments	17.0%
Corporate Bonds & Notes	16.2%
Asset-Backed Securities	9.4%
Sovereign Issues	7.4%
U.S. Treasury Obligations	7.3%
Non-Agency Mortgage-Backed Securities	6.4%
Loan Participations and Assignments	1.3%
Preferred Securities	0.3%
Municipal Bonds & Notes	0.1%
Short-Term Investments	33.7%
Other Investments	0.6%
Other Assets and Liabilities, Net	(50.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000098624
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Portfolio
Class Name	Institutional
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	0.94%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to the cash interest rate in the U.S. contributed to performance, as U.S. cash rates remained positive.

• Long exposure to investment grade corporate credit contributed to performance, as investment grade credit spreads tightened.

• Long exposure to non-agency mortgage-backed securities contributed to performance, as spreads on those securities tightened.

• Long exposure to U.S. duration detracted from performance, as U.S. interest rates rose.

• Long exposure to Australian duration detracted from performance, as Australian interest rates rose.

• Tactical exposure to the Japanese yen detracted from performance, as the yen depreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,973	$10,022	$10,002
8/31/14	$10,053	$10,144	$10,004
9/30/14	$10,036	$10,114	$10,006
10/31/14	$10,058	$10,187	$10,008
11/30/14	$10,100	$10,283	$10,010
12/31/14	$10,048	$10,336	$10,012
1/31/15	$10,053	$10,529	$10,014
2/28/15	$10,152	$10,467	$10,016
3/31/15	$10,108	$10,527	$10,018
4/30/15	$10,141	$10,468	$10,020
5/31/15	$10,171	$10,425	$10,023
6/30/15	$10,142	$10,296	$10,025
7/31/15	$10,141	$10,398	$10,027
8/31/15	$10,008	$10,370	$10,030
9/30/15	$9,795	$10,431	$10,032
10/31/15	$9,882	$10,465	$10,035
11/30/15	$9,899	$10,470	$10,037
12/31/15	$9,893	$10,441	$10,040
1/31/16	$9,764	$10,594	$10,045
2/29/16	$9,637	$10,696	$10,050
3/31/16	$9,855	$10,784	$10,055
4/30/16	$10,003	$10,802	$10,061
5/31/16	$10,015	$10,848	$10,066
6/30/16	$10,015	$11,055	$10,071
7/31/16	$10,125	$11,121	$10,077
8/31/16	$10,163	$11,115	$10,082
9/30/16	$10,245	$11,114	$10,087
10/31/16	$10,317	$11,006	$10,094
11/30/16	$10,281	$10,824	$10,101
12/31/16	$10,377	$10,854	$10,108
1/31/17	$10,437	$10,814	$10,117
2/28/17	$10,530	$10,907	$10,125
3/31/17	$10,587	$10,902	$10,134
4/30/17	$10,632	$10,976	$10,143
5/31/17	$10,689	$11,040	$10,153
6/30/17	$10,708	$11,009	$10,163
7/31/17	$10,766	$11,045	$10,174
8/31/17	$10,836	$11,146	$10,185
9/30/17	$10,874	$11,094	$10,196
10/31/17	$10,904	$11,141	$10,207
11/30/17	$10,913	$11,158	$10,218
12/31/17	$10,913	$11,183	$10,230
1/31/18	$10,932	$11,103	$10,244
2/28/18	$10,930	$11,078	$10,259
3/31/18	$10,935	$11,170	$10,273
4/30/18	$10,930	$11,129	$10,293
5/31/18	$10,987	$11,170	$10,312
6/30/18	$10,973	$11,191	$10,332
7/31/18	$11,033	$11,194	$10,352
8/31/18	$11,031	$11,229	$10,373
9/30/18	$11,054	$11,186	$10,393
10/31/18	$11,081	$11,164	$10,413
11/30/18	$11,026	$11,218	$10,434
12/31/18	$11,042	$11,380	$10,455
1/31/19	$11,189	$11,501	$10,479
2/28/19	$11,243	$11,515	$10,504
3/31/19	$11,316	$11,721	$10,528
4/30/19	$11,391	$11,728	$10,551
5/31/19	$11,416	$11,897	$10,574
6/30/19	$11,483	$12,064	$10,597
7/31/19	$11,480	$12,158	$10,617
8/31/19	$11,332	$12,434	$10,638
9/30/19	$11,357	$12,377	$10,659
10/31/19	$11,428	$12,355	$10,677
11/30/19	$11,477	$12,341	$10,696
12/31/19	$11,604	$12,315	$10,715
1/31/20	$11,594	$12,538	$10,732
2/29/20	$11,582	$12,691	$10,750
3/31/20	$10,994	$12,494	$10,767
4/30/20	$11,243	$12,696	$10,780
5/31/20	$11,430	$12,732	$10,793
6/30/20	$11,599	$12,795	$10,806
7/31/20	$11,721	$12,935	$10,809
8/31/20	$11,845	$12,841	$10,812
9/30/20	$11,857	$12,888	$10,814
10/31/20	$11,917	$12,889	$10,816
11/30/20	$12,054	$12,963	$10,818
12/31/20	$12,180	$13,003	$10,820
1/31/21	$12,256	$12,933	$10,823
2/28/21	$12,287	$12,732	$10,825
3/31/21	$12,300	$12,682	$10,827
4/30/21	$12,338	$12,715	$10,829
5/31/21	$12,372	$12,743	$10,831
6/30/21	$12,358	$12,805	$10,833
7/31/21	$12,395	$12,964	$10,834
8/31/21	$12,392	$12,938	$10,835
9/30/21	$12,400	$12,816	$10,837
10/31/21	$12,325	$12,783	$10,838
11/30/21	$12,345	$12,874	$10,839
12/31/21	$12,355	$12,822	$10,840
1/31/22	$12,312	$12,620	$10,842
2/28/22	$12,220	$12,452	$10,844
3/31/22	$12,020	$12,184	$10,846
4/30/22	$11,855	$11,857	$10,855
5/31/22	$11,884	$11,840	$10,865
6/30/22	$11,714	$11,661	$10,874
7/31/22	$11,886	$11,958	$10,888
8/31/22	$11,719	$11,645	$10,910
9/30/22	$11,485	$11,272	$10,932
10/31/22	$11,485	$11,233	$10,961
11/30/22	$11,595	$11,519	$10,994
12/31/22	$11,587	$11,383	$11,033
1/31/23	$11,739	$11,645	$11,074
2/28/23	$11,672	$11,460	$11,113
3/31/23	$11,817	$11,714	$11,157
4/30/23	$11,863	$11,774	$11,202
5/31/23	$11,875	$11,728	$11,250
6/30/23	$11,887	$11,721	$11,298
7/31/23	$11,965	$11,725	$11,348
8/31/23	$11,992	$11,710	$11,399
9/30/23	$11,907	$11,508	$11,450
10/31/23	$11,807	$11,426	$11,502
11/30/23	$12,180	$11,819	$11,553
12/31/23	$12,428	$12,197	$11,607
1/31/24	$12,473	$12,173	$11,660
2/29/24	$12,459	$12,089	$11,710
3/31/24	$12,572	$12,198	$11,764
4/30/24	$12,510	$12,002	$11,816
5/31/24	$12,643	$12,108	$11,870
6/30/24	$12,678	$12,213	$11,923

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.66%	2.00%	2.40%
Bloomberg Global Aggregate (USD Hedged) Index	4.20%	0.25%	2.02%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.53%	2.19%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 81,070,000	$ 81,070,000	$ 81,070,000	$ 81,070,000
Holdings Count | Holding	516	516	516	516
Advisory Fees Paid, Amount	$ 220,000
InvestmentCompanyPortfolioTurnover	484.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$81,070
# of Portfolio Holdings	516
Portfolio Turnover Rate	484%
Total Net Advisory Fees Paid During the Reporting Period	$220
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	51.0%
Affiliated Investments	17.0%
Corporate Bonds & Notes	16.2%
Asset-Backed Securities	9.4%
Sovereign Issues	7.4%
U.S. Treasury Obligations	7.3%
Non-Agency Mortgage-Backed Securities	6.4%
Loan Participations and Assignments	1.3%
Preferred Securities	0.3%
Municipal Bonds & Notes	0.1%
Short-Term Investments	33.7%
Other Investments	0.6%
Other Assets and Liabilities, Net	(50.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000139587
Shareholder Report [Line Items]
Fund Name	PIMCO Dynamic Bond Portfolio
Class Name	M
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$70	1.39%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to the cash interest rate in the U.S. contributed to performance, as U.S. cash rates remained positive.

• Long exposure to investment grade corporate credit contributed to performance, as investment grade credit spreads tightened.

• Long exposure to non-agency mortgage-backed securities contributed to performance, as spreads on those securities tightened.

• Long exposure to U.S. duration detracted from performance, as U.S. interest rates rose.

• Long exposure to Australian duration detracted from performance, as Australian interest rates rose.

• Tactical exposure to the Japanese yen detracted from performance, as the yen depreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class M	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate Index
10/31/14	$10,000	$10,000	$10,000
11/30/14	$10,038	$10,096	$10,002
12/31/14	$9,983	$10,148	$10,004
1/31/15	$9,984	$10,338	$10,006
2/28/15	$10,080	$10,276	$10,008
3/31/15	$10,032	$10,335	$10,010
4/30/15	$10,062	$10,278	$10,013
5/31/15	$10,088	$10,235	$10,015
6/30/15	$10,055	$10,108	$10,017
7/31/15	$10,050	$10,209	$10,020
8/31/15	$9,915	$10,181	$10,022
9/30/15	$9,700	$10,241	$10,024
10/31/15	$9,782	$10,275	$10,027
11/30/15	$9,796	$10,279	$10,030
12/31/15	$9,786	$10,251	$10,032
1/31/16	$9,655	$10,401	$10,038
2/29/16	$9,526	$10,501	$10,043
3/31/16	$9,738	$10,588	$10,048
4/30/16	$9,880	$10,606	$10,053
5/31/16	$9,889	$10,651	$10,058
6/30/16	$9,885	$10,853	$10,064
7/31/16	$9,990	$10,918	$10,069
8/31/16	$10,023	$10,913	$10,074
9/30/16	$10,100	$10,911	$10,079
10/31/16	$10,168	$10,806	$10,086
11/30/16	$10,129	$10,627	$10,094
12/31/16	$10,219	$10,656	$10,101
1/31/17	$10,275	$10,617	$10,109
2/28/17	$10,362	$10,708	$10,117
3/31/17	$10,414	$10,703	$10,126
4/30/17	$10,455	$10,776	$10,135
5/31/17	$10,507	$10,839	$10,145
6/30/17	$10,521	$10,809	$10,155
7/31/17	$10,574	$10,844	$10,166
8/31/17	$10,639	$10,943	$10,177
9/30/17	$10,673	$10,892	$10,188
10/31/17	$10,698	$10,938	$10,199
11/30/17	$10,703	$10,955	$10,210
12/31/17	$10,699	$10,980	$10,222
1/31/18	$10,713	$10,901	$10,236
2/28/18	$10,708	$10,877	$10,251
3/31/18	$10,709	$10,967	$10,265
4/30/18	$10,699	$10,926	$10,285
5/31/18	$10,751	$10,967	$10,305
6/30/18	$10,734	$10,987	$10,324
7/31/18	$10,788	$10,990	$10,344
8/31/18	$10,782	$11,024	$10,364
9/30/18	$10,801	$10,982	$10,385
10/31/18	$10,823	$10,961	$10,405
11/30/18	$10,765	$11,014	$10,426
12/31/18	$10,776	$11,173	$10,447
1/31/19	$10,916	$11,292	$10,471
2/28/19	$10,965	$11,305	$10,496
3/31/19	$11,033	$11,508	$10,520
4/30/19	$11,101	$11,515	$10,543
5/31/19	$11,121	$11,680	$10,566
6/30/19	$11,183	$11,844	$10,589
7/31/19	$11,175	$11,937	$10,609
8/31/19	$11,027	$12,208	$10,630
9/30/19	$11,047	$12,151	$10,650
10/31/19	$11,112	$12,130	$10,669
11/30/19	$11,155	$12,116	$10,688
12/31/19	$11,275	$12,091	$10,707
1/31/20	$11,261	$12,310	$10,724
2/29/20	$11,245	$12,460	$10,741
3/31/20	$10,670	$12,266	$10,759
4/30/20	$10,908	$12,465	$10,772
5/31/20	$11,085	$12,500	$10,785
6/30/20	$11,244	$12,563	$10,798
7/31/20	$11,358	$12,700	$10,801
8/31/20	$11,474	$12,608	$10,803
9/30/20	$11,482	$12,654	$10,806
10/31/20	$11,535	$12,655	$10,808
11/30/20	$11,664	$12,727	$10,810
12/31/20	$11,781	$12,766	$10,812
1/31/21	$11,850	$12,698	$10,814
2/28/21	$11,876	$12,500	$10,817
3/31/21	$11,885	$12,451	$10,819
4/30/21	$11,916	$12,483	$10,821
5/31/21	$11,944	$12,511	$10,823
6/30/21	$11,927	$12,572	$10,824
7/31/21	$11,958	$12,729	$10,826
8/31/21	$11,951	$12,703	$10,827
9/30/21	$11,954	$12,583	$10,828
10/31/21	$11,877	$12,550	$10,830
11/30/21	$11,892	$12,640	$10,831
12/31/21	$11,897	$12,588	$10,832
1/31/22	$11,851	$12,391	$10,834
2/28/22	$11,758	$12,226	$10,836
3/31/22	$11,561	$11,962	$10,838
4/30/22	$11,398	$11,641	$10,847
5/31/22	$11,422	$11,625	$10,856
6/30/22	$11,255	$11,448	$10,865
7/31/22	$11,415	$11,740	$10,880
8/31/22	$11,250	$11,434	$10,901
9/30/22	$11,021	$11,066	$10,924
10/31/22	$11,018	$11,029	$10,952
11/30/22	$11,119	$11,310	$10,986
12/31/22	$11,107	$11,176	$11,024
1/31/23	$11,249	$11,434	$11,065
2/28/23	$11,180	$11,251	$11,104
3/31/23	$11,315	$11,501	$11,148
4/30/23	$11,355	$11,560	$11,193
5/31/23	$11,362	$11,514	$11,242
6/30/23	$11,369	$11,508	$11,289
7/31/23	$11,440	$11,511	$11,339
8/31/23	$11,462	$11,497	$11,391
9/30/23	$11,376	$11,299	$11,441
10/31/23	$11,275	$11,218	$11,493
11/30/23	$11,628	$11,604	$11,544
12/31/23	$11,860	$11,975	$11,598
1/31/24	$11,899	$11,951	$11,651
2/29/24	$11,881	$11,869	$11,701
3/31/24	$11,984	$11,976	$11,755
4/30/24	$11,921	$11,784	$11,807
5/31/24	$12,042	$11,888	$11,861
6/30/24	$12,072	$11,991	$11,914

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 10/31/14
Class M	6.19%	1.54%	1.97%
Bloomberg Global Aggregate (USD Hedged) Index	4.20%	0.25%	1.90%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.53%	2.19%	-%

Performance Inception Date			Oct. 31, 2014
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 81,070,000	$ 81,070,000	$ 81,070,000	$ 81,070,000
Holdings Count | Holding	516	516	516	516
Advisory Fees Paid, Amount	$ 220,000
InvestmentCompanyPortfolioTurnover	484.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$81,070
# of Portfolio Holdings	516
Portfolio Turnover Rate	484%
Total Net Advisory Fees Paid During the Reporting Period	$220
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	51.0%
Affiliated Investments	17.0%
Corporate Bonds & Notes	16.2%
Asset-Backed Securities	9.4%
Sovereign Issues	7.4%
U.S. Treasury Obligations	7.3%
Non-Agency Mortgage-Backed Securities	6.4%
Loan Participations and Assignments	1.3%
Preferred Securities	0.3%
Municipal Bonds & Notes	0.1%
Short-Term Investments	33.7%
Other Investments	0.6%
Other Assets and Liabilities, Net	(50.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026494
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Portfolio
Class Name	Administrative
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$66	1.31%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to Ecuadorian external sovereign debt contributed to relative performance, as the J.P. Morgan Emerging Markets

    Ecuador sub-index outperformed the J.P. Morgan Emerging Markets Bond Index (EMBI) Global.

• Overweight exposure to Egyptian external sovereign debt contributed to relative performance, as the J.P. Morgan Emerging Markets

    Egypt sub-index outperformed the J.P. Morgan Emerging Markets Bond Index (EMBI) Global.

• Exposure to Argentinian sovereign external debt detracted from absolute returns, as credit default swaps underperformed physical bonds.

• Security selection within Israeli external sovereign debt detracted from relative performance, as select holdings depreciated in price.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,930	$10,022	$10,012
8/31/14	$10,003	$10,144	$10,078
9/30/14	$9,760	$10,114	$9,835
10/31/14	$9,905	$10,187	$9,997
11/30/14	$9,779	$10,283	$9,958
12/31/14	$9,362	$10,336	$9,673
1/31/15	$9,323	$10,529	$9,706
2/28/15	$9,491	$10,467	$9,827
3/31/15	$9,531	$10,527	$9,872
4/30/15	$9,801	$10,468	$10,067
5/31/15	$9,780	$10,425	$10,013
6/30/15	$9,587	$10,296	$9,843
7/31/15	$9,577	$10,398	$9,884
8/31/15	$9,330	$10,370	$9,777
9/30/15	$9,020	$10,431	$9,642
10/31/15	$9,409	$10,465	$9,947
11/30/15	$9,396	$10,470	$9,941
12/31/15	$9,151	$10,441	$9,792
1/31/16	$9,047	$10,594	$9,772
2/29/16	$9,214	$10,696	$9,970
3/31/16	$9,594	$10,784	$10,302
4/30/16	$9,845	$10,802	$10,500
5/31/16	$9,823	$10,848	$10,468
6/30/16	$10,234	$11,055	$10,859
7/31/16	$10,422	$11,121	$11,028
8/31/16	$10,635	$11,115	$11,226
9/30/16	$10,692	$11,114	$11,264
10/31/16	$10,573	$11,006	$11,099
11/30/16	$10,155	$10,824	$10,637
12/31/16	$10,368	$10,854	$10,790
1/31/17	$10,518	$10,814	$10,945
2/28/17	$10,748	$10,907	$11,172
3/31/17	$10,796	$10,902	$11,211
4/30/17	$10,975	$10,976	$11,394
5/31/17	$11,046	$11,040	$11,488
6/30/17	$10,996	$11,009	$11,459
7/31/17	$11,090	$11,045	$11,534
8/31/17	$11,282	$11,146	$11,733
9/30/17	$11,313	$11,094	$11,732
10/31/17	$11,367	$11,141	$11,753
11/30/17	$11,328	$11,158	$11,722
12/31/17	$11,392	$11,183	$11,795
1/31/18	$11,394	$11,103	$11,772
2/28/18	$11,196	$11,078	$11,542
3/31/18	$11,224	$11,170	$11,585
4/30/18	$11,084	$11,129	$11,416
5/31/18	$10,953	$11,170	$11,292
6/30/18	$10,831	$11,191	$11,178
7/31/18	$11,043	$11,194	$11,409
8/31/18	$10,790	$11,229	$11,189
9/30/18	$11,004	$11,186	$11,387
10/31/18	$10,759	$11,164	$11,133
11/30/18	$10,705	$11,218	$11,090
12/31/18	$10,853	$11,380	$11,252
1/31/19	$11,364	$11,501	$11,749
2/28/19	$11,444	$11,515	$11,822
3/31/19	$11,586	$11,721	$11,993
4/30/19	$11,602	$11,728	$12,008
5/31/19	$11,639	$11,897	$12,077
6/30/19	$12,030	$12,064	$12,444
7/31/19	$12,164	$12,158	$12,587
8/31/19	$12,166	$12,434	$12,656
9/30/19	$12,133	$12,377	$12,611
10/31/19	$12,205	$12,355	$12,658
11/30/19	$12,185	$12,341	$12,637
12/31/19	$12,456	$12,315	$12,874
1/31/20	$12,681	$12,538	$13,098
2/29/20	$12,603	$12,691	$12,991
3/31/20	$10,848	$12,494	$11,361
4/30/20	$11,084	$12,696	$11,610
5/31/20	$11,768	$12,732	$12,276
6/30/20	$12,140	$12,795	$12,634
7/31/20	$12,605	$12,935	$13,101
8/31/20	$12,668	$12,841	$13,140
9/30/20	$12,452	$12,888	$12,922
10/31/20	$12,452	$12,889	$12,907
11/30/20	$13,017	$12,963	$13,391
12/31/20	$13,291	$13,003	$13,631
1/31/21	$13,125	$12,933	$13,465
2/28/21	$12,811	$12,732	$13,120
3/31/21	$12,638	$12,682	$12,984
4/30/21	$12,945	$12,715	$13,232
5/31/21	$13,096	$12,743	$13,376
6/30/21	$13,184	$12,805	$13,495
7/31/21	$13,260	$12,964	$13,568
8/31/21	$13,396	$12,938	$13,692
9/30/21	$13,108	$12,816	$13,423
10/31/21	$13,034	$12,783	$13,431
11/30/21	$12,770	$12,874	$13,236
12/31/21	$12,951	$12,822	$13,425
1/31/22	$12,599	$12,620	$13,037
2/28/22	$11,948	$12,452	$12,319
3/31/22	$11,950	$12,184	$12,182
4/30/22	$11,293	$11,857	$11,514
5/31/22	$11,280	$11,840	$11,536
6/30/22	$10,587	$11,661	$10,897
7/31/22	$10,877	$11,958	$11,246
8/31/22	$10,787	$11,645	$11,114
9/30/22	$10,101	$11,272	$10,439
10/31/22	$10,056	$11,233	$10,448
11/30/22	$10,870	$11,519	$11,174
12/31/22	$10,916	$11,383	$11,216
1/31/23	$11,324	$11,645	$11,565
2/28/23	$11,052	$11,460	$11,310
3/31/23	$11,171	$11,714	$11,468
4/30/23	$11,218	$11,774	$11,526
5/31/23	$11,093	$11,728	$11,423
6/30/23	$11,326	$11,721	$11,644
7/31/23	$11,520	$11,725	$11,831
8/31/23	$11,350	$11,710	$11,666
9/30/23	$11,027	$11,508	$11,338
10/31/23	$10,937	$11,426	$11,173
11/30/23	$11,565	$11,819	$11,820
12/31/23	$12,140	$12,197	$12,388
1/31/24	$12,029	$12,173	$12,242
2/29/24	$12,113	$12,089	$12,327
3/31/24	$12,371	$12,198	$12,561
4/30/24	$12,129	$12,002	$12,309
5/31/24	$12,359	$12,108	$12,533
6/30/24	$12,428	$12,213	$12,616

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	9.73%	0.65%	2.20%
Bloomberg Global Aggregate (USD Hedged) Index	4.20%	0.25%	2.02%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	8.35%	0.27%	2.35%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 194,965,000	$ 194,965,000	$ 194,965,000	$ 194,965,000
Holdings Count | Holding	825	825	825	825
Advisory Fees Paid, Amount	$ 433,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$194,965
# of Portfolio Holdings	825
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid During the Reporting Period	$433
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	9.5%
Mexico	8.9%
Brazil	8.4%
Turkey	5.4%
Indonesia	4.0%
Dominican Republic	3.8%
Saudi Arabia	3.8%
Colombia	3.4%
United Arab Emirates	3.3%
Qatar	3.0%
South Africa	3.0%
Chile	3.0%
Argentina	2.5%
Cayman Islands	2.4%
Other Countries	40.1%
Other Investments	1.2%
Other Assets and Liabilities, Net	(5.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any,valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000030987
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Portfolio
Class Name	Advisor
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$71	1.41%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to Ecuadorian external sovereign debt contributed to relative performance, as the J.P. Morgan Emerging Markets

    Ecuador sub-index outperformed the J.P. Morgan Emerging Markets Bond Index (EMBI) Global.

• Overweight exposure to Egyptian external sovereign debt contributed to relative performance, as the J.P. Morgan Emerging Markets

    Egypt sub-index outperformed the J.P. Morgan Emerging Markets Bond Index (EMBI) Global.

• Exposure to Argentinian sovereign external debt detracted from absolute returns, as credit default swaps underperformed physical bonds.

• Security selection within Israeli external sovereign debt detracted from relative performance, as select holdings depreciated in price.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,929	$10,022	$10,012
8/31/14	$10,001	$10,144	$10,078
9/30/14	$9,757	$10,114	$9,835
10/31/14	$9,901	$10,187	$9,997
11/30/14	$9,775	$10,283	$9,958
12/31/14	$9,357	$10,336	$9,673
1/31/15	$9,318	$10,529	$9,706
2/28/15	$9,485	$10,467	$9,827
3/31/15	$9,524	$10,527	$9,872
4/30/15	$9,793	$10,468	$10,067
5/31/15	$9,771	$10,425	$10,013
6/30/15	$9,577	$10,296	$9,843
7/31/15	$9,566	$10,398	$9,884
8/31/15	$9,319	$10,370	$9,777
9/30/15	$9,009	$10,431	$9,642
10/31/15	$9,396	$10,465	$9,947
11/30/15	$9,383	$10,470	$9,941
12/31/15	$9,137	$10,441	$9,792
1/31/16	$9,033	$10,594	$9,772
2/29/16	$9,199	$10,696	$9,970
3/31/16	$9,578	$10,784	$10,302
4/30/16	$9,827	$10,802	$10,500
5/31/16	$9,804	$10,848	$10,468
6/30/16	$10,214	$11,055	$10,859
7/31/16	$10,400	$11,121	$11,028
8/31/16	$10,612	$11,115	$11,226
9/30/16	$10,668	$11,114	$11,264
10/31/16	$10,549	$11,006	$11,099
11/30/16	$10,131	$10,824	$10,637
12/31/16	$10,343	$10,854	$10,790
1/31/17	$10,491	$10,814	$10,945
2/28/17	$10,719	$10,907	$11,172
3/31/17	$10,767	$10,902	$11,211
4/30/17	$10,944	$10,976	$11,394
5/31/17	$11,014	$11,040	$11,488
6/30/17	$10,963	$11,009	$11,459
7/31/17	$11,057	$11,045	$11,534
8/31/17	$11,247	$11,146	$11,733
9/30/17	$11,277	$11,094	$11,732
10/31/17	$11,329	$11,141	$11,753
11/30/17	$11,290	$11,158	$11,722
12/31/17	$11,352	$11,183	$11,795
1/31/18	$11,354	$11,103	$11,772
2/28/18	$11,155	$11,078	$11,542
3/31/18	$11,183	$11,170	$11,585
4/30/18	$11,042	$11,129	$11,416
5/31/18	$10,911	$11,170	$11,292
6/30/18	$10,788	$11,191	$11,178
7/31/18	$10,998	$11,194	$11,409
8/31/18	$10,746	$11,229	$11,189
9/30/18	$10,957	$11,186	$11,387
10/31/18	$10,713	$11,164	$11,133
11/30/18	$10,658	$11,218	$11,090
12/31/18	$10,805	$11,380	$11,252
1/31/19	$11,312	$11,501	$11,749
2/28/19	$11,391	$11,515	$11,822
3/31/19	$11,531	$11,721	$11,993
4/30/19	$11,546	$11,728	$12,008
5/31/19	$11,582	$11,897	$12,077
6/30/19	$11,970	$12,064	$12,444
7/31/19	$12,103	$12,158	$12,587
8/31/19	$12,104	$12,434	$12,656
9/30/19	$12,069	$12,377	$12,611
10/31/19	$12,140	$12,355	$12,658
11/30/19	$12,120	$12,341	$12,637
12/31/19	$12,388	$12,315	$12,874
1/31/20	$12,610	$12,538	$13,098
2/29/20	$12,532	$12,691	$12,991
3/31/20	$10,786	$12,494	$11,361
4/30/20	$11,020	$12,696	$11,610
5/31/20	$11,699	$12,732	$12,276
6/30/20	$12,068	$12,795	$12,634
7/31/20	$12,528	$12,935	$13,101
8/31/20	$12,591	$12,841	$13,140
9/30/20	$12,374	$12,888	$12,922
10/31/20	$12,374	$12,889	$12,907
11/30/20	$12,934	$12,963	$13,391
12/31/20	$13,205	$13,003	$13,631
1/31/21	$13,039	$12,933	$13,465
2/28/21	$12,727	$12,732	$13,120
3/31/21	$12,554	$12,682	$12,984
4/30/21	$12,857	$12,715	$13,232
5/31/21	$13,006	$12,743	$13,376
6/30/21	$13,093	$12,805	$13,495
7/31/21	$13,167	$12,964	$13,568
8/31/21	$13,301	$12,938	$13,692
9/30/21	$13,014	$12,816	$13,423
10/31/21	$12,939	$12,783	$13,431
11/30/21	$12,676	$12,874	$13,236
12/31/21	$12,854	$12,822	$13,425
1/31/22	$12,504	$12,620	$13,037
2/28/22	$11,857	$12,452	$12,319
3/31/22	$11,858	$12,184	$12,182
4/30/22	$11,206	$11,857	$11,514
5/31/22	$11,191	$11,840	$11,536
6/30/22	$10,502	$11,661	$10,897
7/31/22	$10,789	$11,958	$11,246
8/31/22	$10,699	$11,645	$11,114
9/30/22	$10,017	$11,272	$10,439
10/31/22	$9,973	$11,233	$10,448
11/30/22	$10,778	$11,519	$11,174
12/31/22	$10,823	$11,383	$11,216
1/31/23	$11,227	$11,645	$11,565
2/28/23	$10,957	$11,460	$11,310
3/31/23	$11,074	$11,714	$11,468
4/30/23	$11,119	$11,774	$11,526
5/31/23	$10,994	$11,728	$11,423
6/30/23	$11,225	$11,721	$11,644
7/31/23	$11,416	$11,725	$11,831
8/31/23	$11,246	$11,710	$11,666
9/30/23	$10,925	$11,508	$11,338
10/31/23	$10,836	$11,426	$11,173
11/30/23	$11,457	$11,819	$11,820
12/31/23	$12,025	$12,197	$12,388
1/31/24	$11,914	$12,173	$12,242
2/29/24	$11,997	$12,089	$12,327
3/31/24	$12,251	$12,198	$12,561
4/30/24	$12,011	$12,002	$12,309
5/31/24	$12,237	$12,108	$12,533
6/30/24	$12,304	$12,213	$12,616

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	9.62%	0.55%	2.10%
Bloomberg Global Aggregate (USD Hedged) Index	4.20%	0.25%	2.02%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	8.35%	0.27%	2.35%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 194,965,000	$ 194,965,000	$ 194,965,000	$ 194,965,000
Holdings Count | Holding	825	825	825	825
Advisory Fees Paid, Amount	$ 433,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$194,965
# of Portfolio Holdings	825
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid During the Reporting Period	$433
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	9.5%
Mexico	8.9%
Brazil	8.4%
Turkey	5.4%
Indonesia	4.0%
Dominican Republic	3.8%
Saudi Arabia	3.8%
Colombia	3.4%
United Arab Emirates	3.3%
Qatar	3.0%
South Africa	3.0%
Chile	3.0%
Argentina	2.5%
Cayman Islands	2.4%
Other Countries	40.1%
Other Investments	1.2%
Other Assets and Liabilities, Net	(5.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any,valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000030995
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Portfolio
Class Name	Institutional
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$58	1.16%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to Ecuadorian external sovereign debt contributed to relative performance, as the J.P. Morgan Emerging Markets

    Ecuador sub-index outperformed the J.P. Morgan Emerging Markets Bond Index (EMBI) Global.

• Overweight exposure to Egyptian external sovereign debt contributed to relative performance, as the J.P. Morgan Emerging Markets

    Egypt sub-index outperformed the J.P. Morgan Emerging Markets Bond Index (EMBI) Global.

• Exposure to Argentinian sovereign external debt detracted from absolute returns, as credit default swaps underperformed physical bonds.

• Security selection within Israeli external sovereign debt detracted from relative performance, as select holdings depreciated in price.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,931	$10,022	$10,012
8/31/14	$10,005	$10,144	$10,078
9/30/14	$9,763	$10,114	$9,835
10/31/14	$9,910	$10,187	$9,997
11/30/14	$9,786	$10,283	$9,958
12/31/14	$9,369	$10,336	$9,673
1/31/15	$9,332	$10,529	$9,706
2/28/15	$9,501	$10,467	$9,827
3/31/15	$9,542	$10,527	$9,872
4/30/15	$9,814	$10,468	$10,067
5/31/15	$9,793	$10,425	$10,013
6/30/15	$9,601	$10,296	$9,843
7/31/15	$9,592	$10,398	$9,884
8/31/15	$9,346	$10,370	$9,777
9/30/15	$9,037	$10,431	$9,642
10/31/15	$9,428	$10,465	$9,947
11/30/15	$9,416	$10,470	$9,941
12/31/15	$9,171	$10,441	$9,792
1/31/16	$9,069	$10,594	$9,772
2/29/16	$9,237	$10,696	$9,970
3/31/16	$9,620	$10,784	$10,302
4/30/16	$9,872	$10,802	$10,500
5/31/16	$9,851	$10,848	$10,468
6/30/16	$10,264	$11,055	$10,859
7/31/16	$10,454	$11,121	$11,028
8/31/16	$10,670	$11,115	$11,226
9/30/16	$10,728	$11,114	$11,264
10/31/16	$10,610	$11,006	$11,099
11/30/16	$10,192	$10,824	$10,637
12/31/16	$10,407	$10,854	$10,790
1/31/17	$10,559	$10,814	$10,945
2/28/17	$10,790	$10,907	$11,172
3/31/17	$10,841	$10,902	$11,211
4/30/17	$11,021	$10,976	$11,394
5/31/17	$11,094	$11,040	$11,488
6/30/17	$11,045	$11,009	$11,459
7/31/17	$11,142	$11,045	$11,534
8/31/17	$11,336	$11,146	$11,733
9/30/17	$11,368	$11,094	$11,732
10/31/17	$11,424	$11,141	$11,753
11/30/17	$11,386	$11,158	$11,722
12/31/17	$11,452	$11,183	$11,795
1/31/18	$11,455	$11,103	$11,772
2/28/18	$11,257	$11,078	$11,542
3/31/18	$11,287	$11,170	$11,585
4/30/18	$11,148	$11,129	$11,416
5/31/18	$11,018	$11,170	$11,292
6/30/18	$10,896	$11,191	$11,178
7/31/18	$11,110	$11,194	$11,409
8/31/18	$10,858	$11,229	$11,189
9/30/18	$11,074	$11,186	$11,387
10/31/18	$10,829	$11,164	$11,133
11/30/18	$10,776	$11,218	$11,090
12/31/18	$10,926	$11,380	$11,252
1/31/19	$11,442	$11,501	$11,749
2/28/19	$11,524	$11,515	$11,822
3/31/19	$11,668	$11,721	$11,993
4/30/19	$11,686	$11,728	$12,008
5/31/19	$11,725	$11,897	$12,077
6/30/19	$12,120	$12,064	$12,444
7/31/19	$12,257	$12,158	$12,587
8/31/19	$12,261	$12,434	$12,656
9/30/19	$12,228	$12,377	$12,611
10/31/19	$12,303	$12,355	$12,658
11/30/19	$12,285	$12,341	$12,637
12/31/19	$12,559	$12,315	$12,874
1/31/20	$12,787	$12,538	$13,098
2/29/20	$12,710	$12,691	$12,991
3/31/20	$10,942	$12,494	$11,361
4/30/20	$11,181	$12,696	$11,610
5/31/20	$11,873	$12,732	$12,276
6/30/20	$12,249	$12,795	$12,634
7/31/20	$12,720	$12,935	$13,101
8/31/20	$12,786	$12,841	$13,140
9/30/20	$12,569	$12,888	$12,922
10/31/20	$12,571	$12,889	$12,907
11/30/20	$13,143	$12,963	$13,391
12/31/20	$13,421	$13,003	$13,631
1/31/21	$13,255	$12,933	$13,465
2/28/21	$12,939	$12,732	$13,120
3/31/21	$12,766	$12,682	$12,984
4/30/21	$13,078	$12,715	$13,232
5/31/21	$13,232	$12,743	$13,376
6/30/21	$13,323	$12,805	$13,495
7/31/21	$13,401	$12,964	$13,568
8/31/21	$13,541	$12,938	$13,692
9/30/21	$13,251	$12,816	$13,423
10/31/21	$13,178	$12,783	$13,431
11/30/21	$12,912	$12,874	$13,236
12/31/21	$13,097	$12,822	$13,425
1/31/22	$12,743	$12,620	$13,037
2/28/22	$12,085	$12,452	$12,319
3/31/22	$12,089	$12,184	$12,182
4/30/22	$11,427	$11,857	$11,514
5/31/22	$11,414	$11,840	$11,536
6/30/22	$10,714	$11,661	$10,897
7/31/22	$11,009	$11,958	$11,246
8/31/22	$10,919	$11,645	$11,114
9/30/22	$10,226	$11,272	$10,439
10/31/22	$10,182	$11,233	$10,448
11/30/22	$11,007	$11,519	$11,174
12/31/22	$11,056	$11,383	$11,216
1/31/23	$11,470	$11,645	$11,565
2/28/23	$11,196	$11,460	$11,310
3/31/23	$11,319	$11,714	$11,468
4/30/23	$11,367	$11,774	$11,526
5/31/23	$11,242	$11,728	$11,423
6/30/23	$11,480	$11,721	$11,644
7/31/23	$11,678	$11,725	$11,831
8/31/23	$11,507	$11,710	$11,666
9/30/23	$11,181	$11,508	$11,338
10/31/23	$11,091	$11,426	$11,173
11/30/23	$11,729	$11,819	$11,820
12/31/23	$12,314	$12,197	$12,388
1/31/24	$12,203	$12,173	$12,242
2/29/24	$12,290	$12,089	$12,327
3/31/24	$12,553	$12,198	$12,561
4/30/24	$12,309	$12,002	$12,309
5/31/24	$12,543	$12,108	$12,533
6/30/24	$12,615	$12,213	$12,616

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	9.89%	0.80%	2.35%
Bloomberg Global Aggregate (USD Hedged) Index	4.20%	0.25%	2.02%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	8.35%	0.27%	2.35%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 194,965,000	$ 194,965,000	$ 194,965,000	$ 194,965,000
Holdings Count | Holding	825	825	825	825
Advisory Fees Paid, Amount	$ 433,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$194,965
# of Portfolio Holdings	825
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid During the Reporting Period	$433
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	9.5%
Mexico	8.9%
Brazil	8.4%
Turkey	5.4%
Indonesia	4.0%
Dominican Republic	3.8%
Saudi Arabia	3.8%
Colombia	3.4%
United Arab Emirates	3.3%
Qatar	3.0%
South Africa	3.0%
Chile	3.0%
Argentina	2.5%
Cayman Islands	2.4%
Other Countries	40.1%
Other Investments	1.2%
Other Assets and Liabilities, Net	(5.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any,valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000148732
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Portfolio
Class Name	M
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$81	1.61%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to Ecuadorian external sovereign debt contributed to relative performance, as the J.P. Morgan Emerging Markets

    Ecuador sub-index outperformed the J.P. Morgan Emerging Markets Bond Index (EMBI) Global.

• Overweight exposure to Egyptian external sovereign debt contributed to relative performance, as the J.P. Morgan Emerging Markets

    Egypt sub-index outperformed the J.P. Morgan Emerging Markets Bond Index (EMBI) Global.

• Exposure to Argentinian sovereign external debt detracted from absolute returns, as credit default swaps underperformed physical bonds.

• Security selection within Israeli external sovereign debt detracted from relative performance, as select holdings depreciated in price.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class M	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
11/10/14	$10,000	$10,000	$10,000
11/30/14	$9,997	$10,086	$10,067
12/31/14	$9,568	$10,138	$9,778
1/31/15	$9,526	$10,327	$9,812
2/28/15	$9,696	$10,266	$9,934
3/31/15	$9,734	$10,325	$9,980
4/30/15	$10,008	$10,267	$10,176
5/31/15	$9,983	$10,224	$10,122
6/30/15	$9,783	$10,098	$9,951
7/31/15	$9,771	$10,198	$9,991
8/31/15	$9,516	$10,171	$9,884
9/30/15	$9,199	$10,231	$9,747
10/31/15	$9,593	$10,264	$10,055
11/30/15	$9,577	$10,269	$10,050
12/31/15	$9,324	$10,241	$9,899
1/31/16	$9,217	$10,391	$9,879
2/29/16	$9,385	$10,491	$10,079
3/31/16	$9,770	$10,577	$10,415
4/30/16	$10,022	$10,595	$10,614
5/31/16	$9,997	$10,640	$10,582
6/30/16	$10,413	$10,842	$10,977
7/31/16	$10,602	$10,907	$11,148
8/31/16	$10,816	$10,902	$11,349
9/30/16	$10,871	$10,900	$11,387
10/31/16	$10,748	$10,795	$11,220
11/30/16	$10,320	$10,616	$10,753
12/31/16	$10,534	$10,645	$10,907
1/31/17	$10,684	$10,607	$11,064
2/28/17	$10,914	$10,697	$11,294
3/31/17	$10,961	$10,692	$11,333
4/30/17	$11,140	$10,765	$11,518
5/31/17	$11,209	$10,828	$11,613
6/30/17	$11,155	$10,797	$11,584
7/31/17	$11,248	$10,833	$11,660
8/31/17	$11,440	$10,932	$11,861
9/30/17	$11,469	$10,881	$11,860
10/31/17	$11,520	$10,927	$11,881
11/30/17	$11,478	$10,944	$11,849
12/31/17	$11,540	$10,968	$11,924
1/31/18	$11,539	$10,890	$11,901
2/28/18	$11,336	$10,866	$11,667
3/31/18	$11,362	$10,956	$11,711
4/30/18	$11,217	$10,915	$11,540
5/31/18	$11,082	$10,956	$11,415
6/30/18	$10,955	$10,976	$11,300
7/31/18	$11,167	$10,979	$11,533
8/31/18	$10,908	$11,013	$11,311
9/30/18	$11,121	$10,971	$11,511
10/31/18	$10,871	$10,949	$11,255
11/30/18	$10,814	$11,003	$11,210
12/31/18	$10,961	$11,162	$11,374
1/31/19	$11,474	$11,280	$11,877
2/28/19	$11,552	$11,294	$11,951
3/31/19	$11,693	$11,496	$12,124
4/30/19	$11,706	$11,503	$12,139
5/31/19	$11,740	$11,668	$12,208
6/30/19	$12,132	$11,832	$12,580
7/31/19	$12,264	$11,925	$12,725
8/31/19	$12,263	$12,195	$12,794
9/30/19	$12,226	$12,139	$12,748
10/31/19	$12,296	$12,118	$12,796
11/30/19	$12,273	$12,104	$12,774
12/31/19	$12,542	$12,079	$13,014
1/31/20	$12,765	$12,297	$13,241
2/29/20	$12,684	$12,447	$13,133
3/31/20	$10,915	$12,254	$11,484
4/30/20	$11,150	$12,452	$11,737
5/31/20	$11,835	$12,487	$12,410
6/30/20	$12,206	$12,550	$12,771
7/31/20	$12,670	$12,687	$13,243
8/31/20	$12,731	$12,595	$13,283
9/30/20	$12,510	$12,641	$13,063
10/31/20	$12,507	$12,642	$13,047
11/30/20	$13,072	$12,714	$13,536
12/31/20	$13,343	$12,753	$13,779
1/31/21	$13,173	$12,685	$13,612
2/28/21	$12,855	$12,487	$13,263
3/31/21	$12,679	$12,438	$13,126
4/30/21	$12,982	$12,471	$13,377
5/31/21	$13,131	$12,498	$13,521
6/30/21	$13,217	$12,559	$13,642
7/31/21	$13,289	$12,715	$13,716
8/31/21	$13,422	$12,690	$13,841
9/30/21	$13,130	$12,570	$13,569
10/31/21	$13,053	$12,537	$13,577
11/30/21	$12,785	$12,627	$13,380
12/31/21	$12,962	$12,576	$13,571
1/31/22	$12,607	$12,378	$13,179
2/28/22	$11,953	$12,213	$12,454
3/31/22	$11,952	$11,950	$12,315
4/30/22	$11,292	$11,629	$11,640
5/31/22	$11,276	$11,613	$11,662
6/30/22	$10,580	$11,437	$11,016
7/31/22	$10,868	$11,728	$11,368
8/31/22	$10,775	$11,422	$11,235
9/30/22	$10,087	$11,055	$10,553
10/31/22	$10,040	$11,017	$10,561
11/30/22	$10,850	$11,298	$11,295
12/31/22	$10,893	$11,165	$11,338
1/31/23	$11,297	$11,422	$11,691
2/28/23	$11,023	$11,240	$11,433
3/31/23	$11,139	$11,489	$11,593
4/30/23	$11,184	$11,548	$11,652
5/31/23	$11,056	$11,503	$11,548
6/30/23	$11,285	$11,496	$11,770
7/31/23	$11,476	$11,499	$11,960
8/31/23	$11,304	$11,485	$11,793
9/30/23	$10,979	$11,287	$11,461
10/31/23	$10,887	$11,207	$11,295
11/30/23	$11,509	$11,592	$11,949
12/31/23	$12,079	$11,963	$12,523
1/31/24	$11,965	$11,939	$12,376
2/29/24	$12,046	$11,857	$12,461
3/31/24	$12,300	$11,964	$12,698
4/30/24	$12,056	$11,771	$12,443
5/31/24	$12,280	$11,876	$12,670
6/30/24	$12,347	$11,979	$12,754

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 11/10/14
Class M	9.40%	0.35%	2.21%
Bloomberg Global Aggregate (USD Hedged) Index	4.20%	0.25%	1.89%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	8.35%	0.27%	2.56%

Performance Inception Date				Nov. 10, 2014
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 194,965,000	$ 194,965,000	$ 194,965,000	$ 194,965,000
Holdings Count | Holding	825	825	825	825
Advisory Fees Paid, Amount	$ 433,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$194,965
# of Portfolio Holdings	825
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid During the Reporting Period	$433
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	9.5%
Mexico	8.9%
Brazil	8.4%
Turkey	5.4%
Indonesia	4.0%
Dominican Republic	3.8%
Saudi Arabia	3.8%
Colombia	3.4%
United Arab Emirates	3.3%
Qatar	3.0%
South Africa	3.0%
Chile	3.0%
Argentina	2.5%
Cayman Islands	2.4%
Other Countries	40.1%
Other Investments	1.2%
Other Assets and Liabilities, Net	(5.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any,valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026497
Shareholder Report [Line Items]
Fund Name	PIMCO Global Bond Opportunities Portfolio (Unhedged)
Class Name	Administrative
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$57	1.15%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to the U.S. cash rate contributed to absolute performance, as the Secured Overnight Financing Rate remained elevated.

• Long exposure to non-financial investment grade corporate credit, particularly an emphasis on index-linked credit instruments,

    contributed to absolute performance, as spreads tightened.

• Long exposure to select emerging market currencies in the Middle East and Africa, primarily the Turkish lira and South African rand,

    contributed to absolute performance, as those currencies benefitted from elevated local yields.

• Long exposure to the Japanese yen detracted from relative performance, as the currency depreciated against the U.S. dollar.

• Long exposure to duration in the U.S. detracted from absolute performance, as yields rose.

• Long exposure to duration in the U.K. detracted from absolute performance, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg Global Aggregate (USD Unhedged) Index
6/30/14	$10,000	$10,000
7/31/14	$9,956	$9,910
8/31/14	$10,023	$9,964
9/30/14	$9,714	$9,686
10/31/14	$9,707	$9,687
11/30/14	$9,670	$9,652
12/31/14	$9,635	$9,586
1/31/15	$9,709	$9,570
2/28/15	$9,595	$9,493
3/31/15	$9,510	$9,401
4/30/15	$9,560	$9,501
5/31/15	$9,318	$9,332
6/30/15	$9,260	$9,291
7/31/15	$9,325	$9,312
8/31/15	$9,346	$9,322
9/30/15	$9,390	$9,370
10/31/15	$9,392	$9,390
11/30/15	$9,247	$9,234
12/31/15	$9,246	$9,283
1/31/16	$9,313	$9,364
2/29/16	$9,452	$9,572
3/31/16	$9,727	$9,831
4/30/16	$9,882	$9,962
5/31/16	$9,742	$9,828
6/30/16	$10,055	$10,115
7/31/16	$10,211	$10,191
8/31/16	$10,174	$10,142
9/30/16	$10,251	$10,198
10/31/16	$10,021	$9,915
11/30/16	$9,618	$9,521
12/31/16	$9,620	$9,477
1/31/17	$9,742	$9,584
2/28/17	$9,823	$9,629
3/31/17	$9,857	$9,644
4/30/17	$9,956	$9,753
5/31/17	$10,123	$9,904
6/30/17	$10,125	$9,895
7/31/17	$10,328	$10,061
8/31/17	$10,431	$10,161
9/30/17	$10,358	$10,069
10/31/17	$10,327	$10,031
11/30/17	$10,415	$10,143
12/31/17	$10,450	$10,178
1/31/18	$10,659	$10,299
2/28/18	$10,485	$10,208
3/31/18	$10,543	$10,316
4/30/18	$10,372	$10,151
5/31/18	$10,244	$10,074
6/30/18	$10,195	$10,029
7/31/18	$10,257	$10,013
8/31/18	$10,158	$10,023
9/30/18	$10,190	$9,937
10/31/18	$10,019	$9,826
11/30/18	$10,013	$9,856
12/31/18	$10,012	$10,056
1/31/19	$10,240	$10,209
2/28/19	$10,240	$10,150
3/31/19	$10,244	$10,277
4/30/19	$10,276	$10,247
5/31/19	$10,302	$10,385
6/30/19	$10,485	$10,616
7/31/19	$10,397	$10,586
8/31/19	$10,420	$10,801
9/30/19	$10,381	$10,692
10/31/19	$10,489	$10,763
11/30/19	$10,417	$10,681
12/31/19	$10,625	$10,743
1/31/20	$10,654	$10,881
2/29/20	$10,576	$10,954
3/31/20	$9,993	$10,708
4/30/20	$10,264	$10,919
5/31/20	$10,474	$10,966
6/30/20	$10,646	$11,064
7/31/20	$11,012	$11,417
8/31/20	$11,198	$11,399
9/30/20	$11,096	$11,358
10/31/20	$11,135	$11,369
11/30/20	$11,422	$11,576
12/31/20	$11,700	$11,731
1/31/21	$11,668	$11,628
2/28/21	$11,571	$11,428
3/31/21	$11,408	$11,208
4/30/21	$11,563	$11,350
5/31/21	$11,649	$11,456
6/30/21	$11,464	$11,355
7/31/21	$11,507	$11,506
8/31/21	$11,478	$11,458
9/30/21	$11,365	$11,255
10/31/21	$11,261	$11,228
11/30/21	$11,167	$11,195
12/31/21	$11,213	$11,179
1/31/22	$11,111	$10,950
2/28/22	$11,008	$10,820
3/31/22	$10,773	$10,490
4/30/22	$10,282	$9,916
5/31/22	$10,325	$9,943
6/30/22	$9,980	$9,624
7/31/22	$10,078	$9,828
8/31/22	$9,819	$9,440
9/30/22	$9,401	$8,955
10/31/22	$9,358	$8,894
11/30/22	$9,853	$9,312
12/31/22	$9,979	$9,363
1/31/23	$10,278	$9,670
2/28/23	$9,965	$9,349
3/31/23	$10,164	$9,644
4/30/23	$10,223	$9,687
5/31/23	$10,021	$9,497
6/30/23	$10,017	$9,497
7/31/23	$10,121	$9,562
8/31/23	$9,968	$9,432
9/30/23	$9,748	$9,156
10/31/23	$9,627	$9,047
11/30/23	$10,070	$9,503
12/31/23	$10,504	$9,898
1/31/24	$10,357	$9,761
2/29/24	$10,267	$9,639
3/31/24	$10,375	$9,692
4/30/24	$10,166	$9,447
5/31/24	$10,357	$9,571
6/30/24	$10,335	$9,585

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	3.17%	(0.29%)	0.33%
Bloomberg Global Aggregate (USD Unhedged) Index	0.93%	(2.02%)	(0.42%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 127,521,000	$ 127,521,000	$ 127,521,000	$ 127,521,000
Holdings Count | Holding	974	974	974	974
Advisory Fees Paid, Amount	$ 153,000
InvestmentCompanyPortfolioTurnover	341.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$127,521
# of Portfolio Holdings	974
Portfolio Turnover Rate	341%
Total Net Advisory Fees Paid During the Reporting Period	$153
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	77.4%
Japan	11.0%
Cayman Islands	4.7%
Luxembourg	4.3%
United Kingdom	3.6%
France	2.9%
Ireland	2.7%
Italy	2.0%
Denmark	1.7%
Germany	1.6%
Supranational	1.5%
South Korea	1.5%
Canada	1.5%
Switzerland	1.2%
Other Countries	7.8%
Other Investments	(0.2%)
Other Assets and Liabilities, Net	(25.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any,valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000030988
Shareholder Report [Line Items]
Fund Name	PIMCO Global Bond Opportunities Portfolio (Unhedged)
Class Name	Advisor
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$62	1.25%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to the U.S. cash rate contributed to absolute performance, as the Secured Overnight Financing Rate remained elevated.

• Long exposure to non-financial investment grade corporate credit, particularly an emphasis on index-linked credit instruments,

    contributed to absolute performance, as spreads tightened.

• Long exposure to select emerging market currencies in the Middle East and Africa, primarily the Turkish lira and South African rand,

    contributed to absolute performance, as those currencies benefitted from elevated local yields.

• Long exposure to the Japanese yen detracted from relative performance, as the currency depreciated against the U.S. dollar.

• Long exposure to duration in the U.S. detracted from absolute performance, as yields rose.

• Long exposure to duration in the U.K. detracted from absolute performance, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Global Aggregate (USD Unhedged) Index
6/30/14	$10,000	$10,000
7/31/14	$9,955	$9,910
8/31/14	$10,021	$9,964
9/30/14	$9,712	$9,686
10/31/14	$9,703	$9,687
11/30/14	$9,666	$9,652
12/31/14	$9,630	$9,586
1/31/15	$9,704	$9,570
2/28/15	$9,589	$9,493
3/31/15	$9,503	$9,401
4/30/15	$9,552	$9,501
5/31/15	$9,309	$9,332
6/30/15	$9,251	$9,291
7/31/15	$9,315	$9,312
8/31/15	$9,335	$9,322
9/30/15	$9,378	$9,370
10/31/15	$9,380	$9,390
11/30/15	$9,234	$9,234
12/31/15	$9,232	$9,283
1/31/16	$9,298	$9,364
2/29/16	$9,437	$9,572
3/31/16	$9,710	$9,831
4/30/16	$9,864	$9,962
5/31/16	$9,723	$9,828
6/30/16	$10,035	$10,115
7/31/16	$10,189	$10,191
8/31/16	$10,152	$10,142
9/30/16	$10,228	$10,198
10/31/16	$9,998	$9,915
11/30/16	$9,594	$9,521
12/31/16	$9,596	$9,477
1/31/17	$9,717	$9,584
2/28/17	$9,797	$9,629
3/31/17	$9,829	$9,644
4/30/17	$9,928	$9,753
5/31/17	$10,093	$9,904
6/30/17	$10,095	$9,895
7/31/17	$10,296	$10,061
8/31/17	$10,398	$10,161
9/30/17	$10,324	$10,069
10/31/17	$10,293	$10,031
11/30/17	$10,380	$10,143
12/31/17	$10,413	$10,178
1/31/18	$10,621	$10,299
2/28/18	$10,447	$10,208
3/31/18	$10,504	$10,316
4/30/18	$10,332	$10,151
5/31/18	$10,204	$10,074
6/30/18	$10,155	$10,029
7/31/18	$10,216	$10,013
8/31/18	$10,115	$10,023
9/30/18	$10,147	$9,937
10/31/18	$9,976	$9,826
11/30/18	$9,969	$9,856
12/31/18	$9,967	$10,056
1/31/19	$10,193	$10,209
2/28/19	$10,193	$10,150
3/31/19	$10,195	$10,277
4/30/19	$10,226	$10,247
5/31/19	$10,251	$10,385
6/30/19	$10,432	$10,616
7/31/19	$10,345	$10,586
8/31/19	$10,366	$10,801
9/30/19	$10,327	$10,692
10/31/19	$10,434	$10,763
11/30/19	$10,360	$10,681
12/31/19	$10,567	$10,743
1/31/20	$10,594	$10,881
2/29/20	$10,516	$10,954
3/31/20	$9,936	$10,708
4/30/20	$10,204	$10,919
5/31/20	$10,412	$10,966
6/30/20	$10,582	$11,064
7/31/20	$10,945	$11,417
8/31/20	$11,129	$11,399
9/30/20	$11,027	$11,358
10/31/20	$11,065	$11,369
11/30/20	$11,349	$11,576
12/31/20	$11,624	$11,731
1/31/21	$11,592	$11,628
2/28/21	$11,494	$11,428
3/31/21	$11,331	$11,208
4/30/21	$11,484	$11,350
5/31/21	$11,569	$11,456
6/30/21	$11,385	$11,355
7/31/21	$11,426	$11,506
8/31/21	$11,396	$11,458
9/30/21	$11,283	$11,255
10/31/21	$11,179	$11,228
11/30/21	$11,084	$11,195
12/31/21	$11,130	$11,179
1/31/22	$11,027	$10,950
2/28/22	$10,924	$10,820
3/31/22	$10,690	$10,490
4/30/22	$10,202	$9,916
5/31/22	$10,244	$9,943
6/30/22	$9,901	$9,624
7/31/22	$9,997	$9,828
8/31/22	$9,740	$9,440
9/30/22	$9,324	$8,955
10/31/22	$9,281	$8,894
11/30/22	$9,770	$9,312
12/31/22	$9,895	$9,363
1/31/23	$10,191	$9,670
2/28/23	$9,879	$9,349
3/31/23	$10,075	$9,644
4/30/23	$10,134	$9,687
5/31/23	$9,932	$9,497
6/30/23	$9,927	$9,497
7/31/23	$10,030	$9,562
8/31/23	$9,877	$9,432
9/30/23	$9,658	$9,156
10/31/23	$9,537	$9,047
11/30/23	$9,976	$9,503
12/31/23	$10,405	$9,898
1/31/24	$10,258	$9,761
2/29/24	$10,168	$9,639
3/31/24	$10,274	$9,692
4/30/24	$10,067	$9,447
5/31/24	$10,255	$9,571
6/30/24	$10,232	$9,585

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	3.07%	(0.39%)	0.23%
Bloomberg Global Aggregate (USD Unhedged) Index	0.93%	(2.02%)	(0.42%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 127,521,000	$ 127,521,000	$ 127,521,000	$ 127,521,000
Holdings Count | Holding	974	974	974	974
Advisory Fees Paid, Amount	$ 153,000
InvestmentCompanyPortfolioTurnover	341.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$127,521
# of Portfolio Holdings	974
Portfolio Turnover Rate	341%
Total Net Advisory Fees Paid During the Reporting Period	$153
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	77.4%
Japan	11.0%
Cayman Islands	4.7%
Luxembourg	4.3%
United Kingdom	3.6%
France	2.9%
Ireland	2.7%
Italy	2.0%
Denmark	1.7%
Germany	1.6%
Supranational	1.5%
South Korea	1.5%
Canada	1.5%
Switzerland	1.2%
Other Countries	7.8%
Other Investments	(0.2%)
Other Assets and Liabilities, Net	(25.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any,valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000030996
Shareholder Report [Line Items]
Fund Name	PIMCO Global Bond Opportunities Portfolio (Unhedged)
Class Name	Institutional
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$49	1.00%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to the U.S. cash rate contributed to absolute performance, as the Secured Overnight Financing Rate remained elevated.

• Long exposure to non-financial investment grade corporate credit, particularly an emphasis on index-linked credit instruments,

    contributed to absolute performance, as spreads tightened.

• Long exposure to select emerging market currencies in the Middle East and Africa, primarily the Turkish lira and South African rand,

    contributed to absolute performance, as those currencies benefitted from elevated local yields.

• Long exposure to the Japanese yen detracted from relative performance, as the currency depreciated against the U.S. dollar.

• Long exposure to duration in the U.S. detracted from absolute performance, as yields rose.

• Long exposure to duration in the U.K. detracted from absolute performance, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate (USD Unhedged) Index
6/30/14	$10,000	$10,000
7/31/14	$9,958	$9,910
8/31/14	$10,025	$9,964
9/30/14	$9,718	$9,686
10/31/14	$9,712	$9,687
11/30/14	$9,676	$9,652
12/31/14	$9,643	$9,586
1/31/15	$9,718	$9,570
2/28/15	$9,605	$9,493
3/31/15	$9,521	$9,401
4/30/15	$9,572	$9,501
5/31/15	$9,331	$9,332
6/30/15	$9,274	$9,291
7/31/15	$9,340	$9,312
8/31/15	$9,363	$9,322
9/30/15	$9,408	$9,370
10/31/15	$9,411	$9,390
11/30/15	$9,266	$9,234
12/31/15	$9,267	$9,283
1/31/16	$9,335	$9,364
2/29/16	$9,476	$9,572
3/31/16	$9,752	$9,831
4/30/16	$9,909	$9,962
5/31/16	$9,770	$9,828
6/30/16	$10,085	$10,115
7/31/16	$10,242	$10,191
8/31/16	$10,207	$10,142
9/30/16	$10,286	$10,198
10/31/16	$10,056	$9,915
11/30/16	$9,653	$9,521
12/31/16	$9,656	$9,477
1/31/17	$9,780	$9,584
2/28/17	$9,863	$9,629
3/31/17	$9,897	$9,644
4/30/17	$9,998	$9,753
5/31/17	$10,167	$9,904
6/30/17	$10,171	$9,895
7/31/17	$10,376	$10,061
8/31/17	$10,481	$10,161
9/30/17	$10,408	$10,069
10/31/17	$10,379	$10,031
11/30/17	$10,469	$10,143
12/31/17	$10,505	$10,178
1/31/18	$10,717	$10,299
2/28/18	$10,543	$10,208
3/31/18	$10,603	$10,316
4/30/18	$10,432	$10,151
5/31/18	$10,304	$10,074
6/30/18	$10,257	$10,029
7/31/18	$10,320	$10,013
8/31/18	$10,221	$10,023
9/30/18	$10,255	$9,937
10/31/18	$10,084	$9,826
11/30/18	$10,079	$9,856
12/31/18	$10,079	$10,056
1/31/19	$10,310	$10,209
2/28/19	$10,312	$10,150
3/31/19	$10,317	$10,277
4/30/19	$10,350	$10,247
5/31/19	$10,378	$10,385
6/30/19	$10,563	$10,616
7/31/19	$10,477	$10,586
8/31/19	$10,501	$10,801
9/30/19	$10,463	$10,692
10/31/19	$10,574	$10,763
11/30/19	$10,501	$10,681
12/31/19	$10,713	$10,743
1/31/20	$10,743	$10,881
2/29/20	$10,666	$10,954
3/31/20	$10,080	$10,708
4/30/20	$10,354	$10,919
5/31/20	$10,567	$10,966
6/30/20	$10,742	$11,064
7/31/20	$11,113	$11,417
8/31/20	$11,302	$11,399
9/30/20	$11,200	$11,358
10/31/20	$11,242	$11,369
11/30/20	$11,532	$11,576
12/31/20	$11,814	$11,731
1/31/21	$11,784	$11,628
2/28/21	$11,687	$11,428
3/31/21	$11,524	$11,208
4/30/21	$11,682	$11,350
5/31/21	$11,771	$11,456
6/30/21	$11,585	$11,355
7/31/21	$11,630	$11,506
8/31/21	$11,602	$11,458
9/30/21	$11,489	$11,255
10/31/21	$11,385	$11,228
11/30/21	$11,291	$11,195
12/31/21	$11,340	$11,179
1/31/22	$11,238	$10,950
2/28/22	$11,135	$10,820
3/31/22	$10,899	$10,490
4/30/22	$10,403	$9,916
5/31/22	$10,449	$9,943
6/30/22	$10,101	$9,624
7/31/22	$10,201	$9,828
8/31/22	$9,940	$9,440
9/30/22	$9,518	$8,955
10/31/22	$9,476	$8,894
11/30/22	$9,978	$9,312
12/31/22	$10,107	$9,363
1/31/23	$10,412	$9,670
2/28/23	$10,095	$9,349
3/31/23	$10,298	$9,644
4/30/23	$10,360	$9,687
5/31/23	$10,156	$9,497
6/30/23	$10,153	$9,497
7/31/23	$10,260	$9,562
8/31/23	$10,105	$9,432
9/30/23	$9,884	$9,156
10/31/23	$9,762	$9,047
11/30/23	$10,213	$9,503
12/31/23	$10,655	$9,898
1/31/24	$10,506	$9,761
2/29/24	$10,417	$9,639
3/31/24	$10,527	$9,692
4/30/24	$10,317	$9,447
5/31/24	$10,512	$9,571
6/30/24	$10,491	$9,585

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	3.32%	(0.14%)	0.48%
Bloomberg Global Aggregate (USD Unhedged) Index	0.93%	(2.02%)	(0.42%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 127,521,000	$ 127,521,000	$ 127,521,000	$ 127,521,000
Holdings Count | Holding	974	974	974	974
Advisory Fees Paid, Amount	$ 153,000
InvestmentCompanyPortfolioTurnover	341.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$127,521
# of Portfolio Holdings	974
Portfolio Turnover Rate	341%
Total Net Advisory Fees Paid During the Reporting Period	$153
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	77.4%
Japan	11.0%
Cayman Islands	4.7%
Luxembourg	4.3%
United Kingdom	3.6%
France	2.9%
Ireland	2.7%
Italy	2.0%
Denmark	1.7%
Germany	1.6%
Supranational	1.5%
South Korea	1.5%
Canada	1.5%
Switzerland	1.2%
Other Countries	7.8%
Other Investments	(0.2%)
Other Assets and Liabilities, Net	(25.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any,valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000098620
Shareholder Report [Line Items]
Fund Name	PIMCO Global Core Bond (Hedged) Portfolio
Class Name	Administrative
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Core Bond (Hedged) Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$55	1.11%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to duration in the U.S. contributed to relative performance, as yields rose.

• Long exposure to senior securitized assets, particularly non-agency mortgage-backed securities and high-quality collateralized loan obligations, contributed to relative performance, as spreads tightened.

• Selection across the coupon stack within agency mortgage-backed securities contributed to relative performance, as higher coupons outperformed lower coupons.

• Overweight exposure to duration in the U.K. detracted from relative performance, as yields rose.

• Overweight exposure to duration in the eurozone, particularly in April 2024, detracted from relative performance, as yields rose.

• Underweight exposure to duration in China detracted from relative performance, as yields fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg Global Aggregate (USD Hedged) Index
6/30/14	$10,000	$10,000
7/31/14	$9,869	$10,022
8/31/14	$9,896	$10,144
9/30/14	$9,575	$10,114
10/31/14	$9,589	$10,187
11/30/14	$9,496	$10,283
12/31/14	$9,287	$10,336
1/31/15	$9,258	$10,529
2/28/15	$9,277	$10,467
3/31/15	$9,132	$10,527
4/30/15	$9,270	$10,468
5/31/15	$9,094	$10,425
6/30/15	$9,034	$10,296
7/31/15	$8,976	$10,398
8/31/15	$8,863	$10,370
9/30/15	$8,775	$10,431
10/31/15	$8,920	$10,465
11/30/15	$8,915	$10,470
12/31/15	$8,819	$10,441
1/31/16	$8,836	$10,594
2/29/16	$8,811	$10,696
3/31/16	$9,056	$10,784
4/30/16	$9,131	$10,802
5/31/16	$9,041	$10,848
6/30/16	$9,262	$11,055
7/31/16	$9,405	$11,121
8/31/16	$9,452	$11,115
9/30/16	$9,515	$11,114
10/31/16	$9,489	$11,006
11/30/16	$9,357	$10,824
12/31/16	$9,417	$10,854
1/31/17	$9,404	$10,814
2/28/17	$9,533	$10,907
3/31/17	$9,524	$10,902
4/30/17	$9,574	$10,976
5/31/17	$9,636	$11,040
6/30/17	$9,606	$11,009
7/31/17	$9,658	$11,045
8/31/17	$9,773	$11,146
9/30/17	$9,762	$11,094
10/31/17	$9,804	$11,141
11/30/17	$9,817	$11,158
12/31/17	$9,821	$11,183
1/31/18	$9,812	$11,103
2/28/18	$9,773	$11,078
3/31/18	$9,848	$11,170
4/30/18	$9,818	$11,129
5/31/18	$9,841	$11,170
6/30/18	$9,866	$11,191
7/31/18	$9,892	$11,194
8/31/18	$9,908	$11,229
9/30/18	$9,878	$11,186
10/31/18	$9,850	$11,164
11/30/18	$9,845	$11,218
12/31/18	$9,924	$11,380
1/31/19	$10,054	$11,501
2/28/19	$10,079	$11,515
3/31/19	$10,225	$11,721
4/30/19	$10,256	$11,728
5/31/19	$10,386	$11,897
6/30/19	$10,525	$12,064
7/31/19	$10,599	$12,158
8/31/19	$10,780	$12,434
9/30/19	$10,723	$12,377
10/31/19	$10,717	$12,355
11/30/19	$10,685	$12,341
12/31/19	$10,706	$12,315
1/31/20	$10,897	$12,538
2/29/20	$10,969	$12,691
3/31/20	$10,608	$12,494
4/30/20	$10,842	$12,696
5/31/20	$10,955	$12,732
6/30/20	$11,067	$12,795
7/31/20	$11,253	$12,935
8/31/20	$11,280	$12,841
9/30/20	$11,330	$12,888
10/31/20	$11,358	$12,889
11/30/20	$11,476	$12,963
12/31/20	$11,574	$13,003
1/31/21	$11,540	$12,933
2/28/21	$11,393	$12,732
3/31/21	$11,351	$12,682
4/30/21	$11,403	$12,715
5/31/21	$11,417	$12,743
6/30/21	$11,442	$12,805
7/31/21	$11,559	$12,964
8/31/21	$11,547	$12,938
9/30/21	$11,441	$12,816
10/31/21	$11,381	$12,783
11/30/21	$11,415	$12,874
12/31/21	$11,398	$12,822
1/31/22	$11,256	$12,620
2/28/22	$11,091	$12,452
3/31/22	$10,879	$12,184
4/30/22	$10,560	$11,857
5/31/22	$10,526	$11,840
6/30/22	$10,294	$11,661
7/31/22	$10,561	$11,958
8/31/22	$10,313	$11,645
9/30/22	$9,928	$11,272
10/31/22	$9,903	$11,233
11/30/22	$10,171	$11,519
12/31/22	$10,083	$11,383
1/31/23	$10,364	$11,645
2/28/23	$10,210	$11,460
3/31/23	$10,352	$11,714
4/30/23	$10,405	$11,774
5/31/23	$10,351	$11,728
6/30/23	$10,350	$11,721
7/31/23	$10,394	$11,725
8/31/23	$10,370	$11,710
9/30/23	$10,233	$11,508
10/31/23	$10,131	$11,426
11/30/23	$10,508	$11,819
12/31/23	$10,887	$12,197
1/31/24	$10,867	$12,173
2/29/24	$10,800	$12,089
3/31/24	$10,955	$12,198
4/30/24	$10,778	$12,002
5/31/24	$10,893	$12,108
6/30/24	$10,966	$12,213

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	5.95%	0.82%	0.93%
Bloomberg Global Aggregate (USD Hedged) Index	4.20%	0.25%	2.02%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 86,381,000	$ 86,381,000	$ 86,381,000	$ 86,381,000
Holdings Count | Holding	849	849	849	849
Advisory Fees Paid, Amount	$ 111,000
InvestmentCompanyPortfolioTurnover	303.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$86,381
# of Portfolio Holdings	849
Portfolio Turnover Rate	303%
Total Net Advisory Fees Paid During the Reporting Period	$111
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	79.0%
United Kingdom	6.4%
Cayman Islands	5.1%
Japan	5.0%
South Korea	3.5%
Canada	2.8%
Denmark	2.6%
Ireland	2.4%
France	1.9%
Italy	1.7%
Switzerland	1.4%
Netherlands	1.3%
Malaysia	1.2%
Other Countries	8.8%
Other Investments	2.1%
Other Assets and Liabilities, Net	(25.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any,valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000112709
Shareholder Report [Line Items]
Fund Name	PIMCO Global Diversified Allocation Portfolio
Class Name	Administrative
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Diversified Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to equities and fixed income contributed to absolute performance, as equity-focused Underlying PIMCO Funds, S&P 500

    Index futures and bond-focused Underlying PIMCO Funds posted positive returns.

• Active management in Underlying PIMCO Funds contributed to performance, as the majority of these funds outperformed.

• The Portfolio’s volatility management strategy, implemented using S&P 500 Index futures, contributed to performance, due to overweight exposure to equities.

• Overweight exposure to emerging markets stocks through an Underlying PIMCO Fund detracted from relative performance, as emerging markets stocks underperformed developed markets.

• Overweight exposure to value stocks through certain Underlying PIMCO Funds detracted from relative performance, as value stocks underperformed the broader market.

• Put options on the S&P 500 Index, used for tail risk hedging, detracted from performance, as the S&P 500 Index posted positive returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	MSCI World Index	60% MSCI World Index/40% Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate Index
6/30/14	$10,000	$10,000	$10,000	$10,000
7/31/14	$9,881	$9,840	$9,894	$9,975
8/31/14	$10,128	$10,057	$10,069	$10,085
9/30/14	$9,882	$9,784	$9,877	$10,017
10/31/14	$10,019	$9,848	$9,955	$10,115
11/30/14	$10,166	$10,045	$10,103	$10,187
12/31/14	$10,025	$9,883	$10,009	$10,196
1/31/15	$9,900	$9,704	$9,984	$10,410
2/28/15	$10,255	$10,272	$10,297	$10,312
3/31/15	$10,134	$10,112	$10,220	$10,360
4/30/15	$10,259	$10,349	$10,349	$10,323
5/31/15	$10,259	$10,384	$10,360	$10,298
6/30/15	$10,019	$10,143	$10,170	$10,186
7/31/15	$10,076	$10,325	$10,308	$10,257
8/31/15	$9,575	$9,642	$9,893	$10,242
9/30/15	$9,271	$9,286	$9,701	$10,311
10/31/15	$9,727	$10,022	$10,163	$10,313
11/30/15	$9,698	$9,972	$10,122	$10,286
12/31/15	$9,467	$9,797	$10,002	$10,252
1/31/16	$9,114	$9,211	$9,698	$10,393
2/29/16	$9,010	$9,142	$9,682	$10,467
3/31/16	$9,462	$9,763	$10,112	$10,563
4/30/16	$9,617	$9,917	$10,223	$10,604
5/31/16	$9,628	$9,973	$10,259	$10,607
6/30/16	$9,638	$9,861	$10,264	$10,797
7/31/16	$9,940	$10,278	$10,550	$10,865
8/31/16	$9,982	$10,286	$10,550	$10,853
9/30/16	$10,013	$10,341	$10,581	$10,847
10/31/16	$9,908	$10,141	$10,426	$10,764
11/30/16	$9,961	$10,287	$10,417	$10,509
12/31/16	$10,206	$10,533	$10,573	$10,524
1/31/17	$10,375	$10,787	$10,734	$10,544
2/28/17	$10,639	$11,086	$10,942	$10,615
3/31/17	$10,682	$11,204	$11,009	$10,610
4/30/17	$10,809	$11,370	$11,141	$10,692
5/31/17	$10,947	$11,611	$11,317	$10,774
6/30/17	$10,990	$11,655	$11,338	$10,763
7/31/17	$11,171	$11,934	$11,521	$10,809
8/31/17	$11,256	$11,951	$11,572	$10,906
9/30/17	$11,426	$12,219	$11,706	$10,854
10/31/17	$11,619	$12,450	$11,841	$10,861
11/30/17	$11,802	$12,720	$11,989	$10,847
12/31/17	$11,927	$12,892	$12,108	$10,897
1/31/18	$12,373	$13,573	$12,436	$10,771
2/28/18	$11,927	$13,010	$12,080	$10,669
3/31/18	$11,757	$12,727	$11,953	$10,737
4/30/18	$11,779	$12,873	$12,000	$10,658
5/31/18	$11,845	$12,954	$12,079	$10,734
6/30/18	$11,826	$12,948	$12,070	$10,720
7/31/18	$12,100	$13,352	$12,297	$10,723
8/31/18	$12,199	$13,517	$12,420	$10,792
9/30/18	$12,236	$13,592	$12,429	$10,722
10/31/18	$11,532	$12,594	$11,842	$10,638
11/30/18	$11,554	$12,737	$11,951	$10,701
12/31/18	$10,861	$11,769	$11,494	$10,898
1/31/19	$11,519	$12,685	$12,079	$11,014
2/28/19	$11,768	$13,066	$12,295	$11,007
3/31/19	$11,930	$13,238	$12,486	$11,219
4/30/19	$12,261	$13,707	$12,753	$11,221
5/31/19	$11,748	$12,916	$12,402	$11,421
6/30/19	$12,400	$13,767	$12,954	$11,564
7/31/19	$12,468	$13,835	$13,004	$11,589
8/31/19	$12,206	$13,552	$12,980	$11,890
9/30/19	$12,388	$13,841	$13,118	$11,826
10/31/19	$12,630	$14,193	$13,334	$11,862
11/30/19	$12,883	$14,588	$13,554	$11,856
12/31/19	$13,220	$15,025	$13,794	$11,848
1/31/20	$13,196	$14,934	$13,850	$12,076
2/29/20	$12,673	$13,672	$13,247	$12,293
3/31/20	$11,553	$11,862	$12,164	$12,221
4/30/20	$11,904	$13,158	$13,048	$12,438
5/31/20	$12,103	$13,794	$13,450	$12,496
6/30/20	$12,352	$14,159	$13,697	$12,575
7/31/20	$12,581	$14,836	$14,172	$12,762
8/31/20	$12,886	$15,827	$14,695	$12,659
9/30/20	$12,716	$15,281	$14,387	$12,652
10/31/20	$12,639	$14,813	$14,097	$12,596
11/30/20	$13,398	$16,706	$15,234	$12,720
12/31/20	$13,768	$17,415	$15,630	$12,737
1/31/21	$13,820	$17,242	$15,492	$12,646
2/28/21	$13,937	$17,683	$15,640	$12,463
3/31/21	$14,061	$18,272	$15,874	$12,308
4/30/21	$14,442	$19,122	$16,368	$12,405
5/31/21	$14,639	$19,398	$16,531	$12,445
6/30/21	$14,780	$19,687	$16,725	$12,533
7/31/21	$14,861	$20,039	$16,980	$12,673
8/31/21	$15,022	$20,538	$17,220	$12,649
9/30/21	$14,525	$19,685	$16,732	$12,539
10/31/21	$14,874	$20,800	$17,298	$12,536
11/30/21	$14,646	$20,345	$17,091	$12,573
12/31/21	$14,952	$21,214	$17,512	$12,541
1/31/22	$14,342	$20,092	$16,805	$12,271
2/28/22	$13,990	$19,584	$16,475	$12,134
3/31/22	$13,940	$20,121	$16,563	$11,797
4/30/22	$13,211	$18,450	$15,486	$11,349
5/31/22	$13,266	$18,463	$15,533	$11,422
6/30/22	$12,464	$16,864	$14,629	$11,243
7/31/22	$13,003	$18,203	$15,468	$11,518
8/31/22	$12,664	$17,442	$14,906	$11,192
9/30/22	$11,822	$15,821	$13,817	$10,709
10/31/22	$12,102	$16,957	$14,340	$10,570
11/30/22	$12,723	$18,136	$15,150	$10,959
12/31/22	$12,476	$17,366	$14,736	$10,909
1/31/23	$13,085	$18,594	$15,543	$11,245
2/28/23	$12,801	$18,147	$15,158	$10,954
3/31/23	$12,948	$18,708	$15,593	$11,232
4/30/23	$13,091	$19,036	$15,795	$11,300
5/31/23	$12,927	$18,846	$15,632	$11,177
6/30/23	$13,439	$19,986	$16,177	$11,137
7/31/23	$13,849	$20,657	$16,498	$11,130
8/31/23	$13,480	$20,164	$16,220	$11,059
9/30/23	$12,979	$19,294	$15,635	$10,778
10/31/23	$12,649	$18,734	$15,264	$10,607
11/30/23	$13,495	$20,490	$16,399	$11,088
12/31/23	$14,181	$21,496	$17,133	$11,512
1/31/24	$14,243	$21,754	$17,238	$11,481
2/29/24	$14,577	$22,677	$17,579	$11,318
3/31/24	$14,958	$23,405	$17,983	$11,423
4/30/24	$14,513	$22,536	$17,400	$11,134
5/31/24	$15,043	$23,542	$17,985	$11,323
6/30/24	$15,242	$24,021	$18,272	$11,430

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	13.41%	4.21%	4.30%
MSCI World Index	20.19%	11.78%	9.16%
60% MSCI World Index/40% Bloomberg U.S. Aggregate Index	12.95%	7.12%	6.21%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 185,442,000	$ 185,442,000	$ 185,442,000	$ 185,442,000
Holdings Count | Holding	20	20	20	20
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$185,442
# of Portfolio Holdings	20
Portfolio Turnover Rate	5%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	90.6%
Short-Term Instruments	7.3%
Other Investments	0.4%
Other Assets and Liabilities, Net	1.7%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000123329
Shareholder Report [Line Items]
Fund Name	PIMCO Global Diversified Allocation Portfolio
Class Name	Advisor
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Diversified Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to equities and fixed income contributed to absolute performance, as equity-focused Underlying PIMCO Funds, S&P 500

    Index futures and bond-focused Underlying PIMCO Funds posted positive returns.

• Active management in Underlying PIMCO Funds contributed to performance, as the majority of these funds outperformed.

• The Portfolio’s volatility management strategy, implemented using S&P 500 Index futures, contributed to performance, due to overweight exposure to equities.

• Overweight exposure to emerging markets stocks through an Underlying PIMCO Fund detracted from relative performance, as emerging markets stocks underperformed developed markets.

• Overweight exposure to value stocks through certain Underlying PIMCO Funds detracted from relative performance, as value stocks underperformed the broader market.

• Put options on the S&P 500 Index, used for tail risk hedging, detracted from performance, as the S&P 500 Index posted positive returns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	MSCI World Index	60% MSCI World Index/40% Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate Index
6/30/14	$10,000	$10,000	$10,000	$10,000
7/31/14	$9,881	$9,840	$9,894	$9,975
8/31/14	$10,128	$10,057	$10,069	$10,085
9/30/14	$9,881	$9,784	$9,877	$10,017
10/31/14	$10,018	$9,848	$9,955	$10,115
11/30/14	$10,165	$10,045	$10,103	$10,187
12/31/14	$10,014	$9,883	$10,009	$10,196
1/31/15	$9,898	$9,704	$9,984	$10,410
2/28/15	$10,255	$10,272	$10,297	$10,312
3/31/15	$10,122	$10,112	$10,220	$10,360
4/30/15	$10,247	$10,349	$10,349	$10,323
5/31/15	$10,247	$10,384	$10,360	$10,298
6/30/15	$10,015	$10,143	$10,170	$10,186
7/31/15	$10,063	$10,325	$10,308	$10,257
8/31/15	$9,569	$9,642	$9,893	$10,242
9/30/15	$9,263	$9,286	$9,701	$10,311
10/31/15	$9,721	$10,022	$10,163	$10,313
11/30/15	$9,682	$9,972	$10,122	$10,286
12/31/15	$9,458	$9,797	$10,002	$10,252
1/31/16	$9,094	$9,211	$9,698	$10,393
2/29/16	$9,000	$9,142	$9,682	$10,467
3/31/16	$9,451	$9,763	$10,112	$10,563
4/30/16	$9,597	$9,917	$10,223	$10,604
5/31/16	$9,618	$9,973	$10,259	$10,607
6/30/16	$9,627	$9,861	$10,264	$10,797
7/31/16	$9,919	$10,278	$10,550	$10,865
8/31/16	$9,961	$10,286	$10,550	$10,853
9/30/16	$10,000	$10,341	$10,581	$10,847
10/31/16	$9,885	$10,141	$10,426	$10,764
11/30/16	$9,937	$10,287	$10,417	$10,509
12/31/16	$10,180	$10,533	$10,573	$10,524
1/31/17	$10,350	$10,787	$10,734	$10,544
2/28/17	$10,614	$11,086	$10,942	$10,615
3/31/17	$10,656	$11,204	$11,009	$10,610
4/30/17	$10,773	$11,370	$11,141	$10,692
5/31/17	$10,921	$11,611	$11,317	$10,774
6/30/17	$10,951	$11,655	$11,338	$10,763
7/31/17	$11,144	$11,934	$11,521	$10,809
8/31/17	$11,218	$11,951	$11,572	$10,906
9/30/17	$11,396	$12,219	$11,706	$10,854
10/31/17	$11,590	$12,450	$11,841	$10,861
11/30/17	$11,773	$12,720	$11,989	$10,847
12/31/17	$11,896	$12,892	$12,108	$10,897
1/31/18	$12,332	$13,573	$12,436	$10,771
2/28/18	$11,885	$13,010	$12,080	$10,669
3/31/18	$11,713	$12,727	$11,953	$10,737
4/30/18	$11,745	$12,873	$12,000	$10,658
5/31/18	$11,800	$12,954	$12,079	$10,734
6/30/18	$11,779	$12,948	$12,070	$10,720
7/31/18	$12,054	$13,352	$12,297	$10,723
8/31/18	$12,153	$13,517	$12,420	$10,792
9/30/18	$12,187	$13,592	$12,429	$10,722
10/31/18	$11,482	$12,594	$11,842	$10,638
11/30/18	$11,504	$12,737	$11,951	$10,701
12/31/18	$10,818	$11,769	$11,494	$10,898
1/31/19	$11,477	$12,685	$12,079	$11,014
2/28/19	$11,715	$13,066	$12,295	$11,007
3/31/19	$11,875	$13,238	$12,486	$11,219
4/30/19	$12,206	$13,707	$12,753	$11,221
5/31/19	$11,693	$12,916	$12,402	$11,421
6/30/19	$12,342	$13,767	$12,954	$11,564
7/31/19	$12,411	$13,835	$13,004	$11,589
8/31/19	$12,148	$13,552	$12,980	$11,890
9/30/19	$12,327	$13,841	$13,118	$11,826
10/31/19	$12,570	$14,193	$13,334	$11,862
11/30/19	$12,823	$14,588	$13,554	$11,856
12/31/19	$13,157	$15,025	$13,794	$11,848
1/31/20	$13,133	$14,934	$13,850	$12,076
2/29/20	$12,609	$13,672	$13,247	$12,293
3/31/20	$11,487	$11,862	$12,164	$12,221
4/30/20	$11,838	$13,158	$13,048	$12,438
5/31/20	$12,037	$13,794	$13,450	$12,496
6/30/20	$12,284	$14,159	$13,697	$12,575
7/31/20	$12,500	$14,836	$14,172	$12,762
8/31/20	$12,806	$15,827	$14,695	$12,659
9/30/20	$12,633	$15,281	$14,387	$12,652
10/31/20	$12,556	$14,813	$14,097	$12,596
11/30/20	$13,315	$16,706	$15,234	$12,720
12/31/20	$13,682	$17,415	$15,630	$12,737
1/31/21	$13,734	$17,242	$15,492	$12,646
2/28/21	$13,850	$17,683	$15,640	$12,463
3/31/21	$13,972	$18,272	$15,874	$12,308
4/30/21	$14,340	$19,122	$16,368	$12,405
5/31/21	$14,537	$19,398	$16,531	$12,445
6/30/21	$14,689	$19,687	$16,725	$12,533
7/31/21	$14,756	$20,039	$16,980	$12,673
8/31/21	$14,917	$20,538	$17,220	$12,649
9/30/21	$14,428	$19,685	$16,732	$12,539
10/31/21	$14,768	$20,800	$17,298	$12,536
11/30/21	$14,541	$20,345	$17,091	$12,573
12/31/21	$14,847	$21,214	$17,512	$12,541
1/31/22	$14,245	$20,092	$16,805	$12,271
2/28/22	$13,902	$19,584	$16,475	$12,134
3/31/22	$13,847	$20,121	$16,563	$11,797
4/30/22	$13,121	$18,450	$15,486	$11,349
5/31/22	$13,164	$18,463	$15,533	$11,422
6/30/22	$12,367	$16,864	$14,629	$11,243
7/31/22	$12,911	$18,203	$15,468	$11,518
8/31/22	$12,584	$17,442	$14,906	$11,192
9/30/22	$11,756	$15,821	$13,817	$10,709
10/31/22	$12,018	$16,957	$14,340	$10,570
11/30/22	$12,630	$18,136	$15,150	$10,959
12/31/22	$12,381	$17,366	$14,736	$10,909
1/31/23	$12,979	$18,594	$15,543	$11,245
2/28/23	$12,713	$18,147	$15,158	$10,954
3/31/23	$12,852	$18,708	$15,593	$11,232
4/30/23	$12,986	$19,036	$15,795	$11,300
5/31/23	$12,830	$18,846	$15,632	$11,177
6/30/23	$13,345	$19,986	$16,177	$11,137
7/31/23	$13,748	$20,657	$16,498	$11,130
8/31/23	$13,389	$20,164	$16,220	$11,059
9/30/23	$12,890	$19,294	$15,635	$10,778
10/31/23	$12,551	$18,734	$15,264	$10,607
11/30/23	$13,409	$20,490	$16,399	$11,088
12/31/23	$14,070	$21,496	$17,133	$11,512
1/31/24	$14,162	$21,754	$17,238	$11,481
2/29/24	$14,482	$22,677	$17,579	$11,318
3/31/24	$14,877	$23,405	$17,983	$11,423
4/30/24	$14,435	$22,536	$17,400	$11,134
5/31/24	$14,970	$23,542	$17,985	$11,323
6/30/24	$15,142	$24,021	$18,272	$11,430

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	13.47%	4.17%	4.24%
MSCI World Index	20.19%	11.78%	9.16%
60% MSCI World Index/40% Bloomberg U.S. Aggregate Index	12.95%	7.12%	6.21%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 185,442,000	$ 185,442,000	$ 185,442,000	$ 185,442,000
Holdings Count | Holding	20	20	20	20
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$185,442
# of Portfolio Holdings	20
Portfolio Turnover Rate	5%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	90.6%
Short-Term Instruments	7.3%
Other Investments	0.4%
Other Assets and Liabilities, Net	1.7%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000072063
Shareholder Report [Line Items]
Fund Name	PIMCO Global Managed Asset Allocation Portfolio
Class Name	Administrative
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Managed Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$60	1.17%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to U.S. equities contributed to returns, as prices rose.

• Long exposure to Japanese equities contributed to returns, as prices rose.

• Long exposure to eurozone equities contributed to returns, as prices rose.

• Long exposure to U.S. duration detracted from performance, as U.S. yields rose.

• Long exposure to the Japanese yen detracted from returns, as the yen depreciated against the U.S. dollar.

• Long exposure to U.S. agency mortgage-backed securities detracted from returns, as U.S. yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	MSCI World Index	60% MSCI World Index/40% Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate Index
6/30/14	$10,000	$10,000	$10,000	$10,000
7/31/14	$9,933	$9,840	$9,894	$9,975
8/31/14	$10,101	$10,057	$10,069	$10,085
9/30/14	$9,815	$9,784	$9,877	$10,017
10/31/14	$9,882	$9,848	$9,955	$10,115
11/30/14	$10,042	$10,045	$10,103	$10,187
12/31/14	$9,871	$9,883	$10,009	$10,196
1/31/15	$9,990	$9,704	$9,984	$10,410
2/28/15	$10,366	$10,272	$10,297	$10,312
3/31/15	$10,315	$10,112	$10,220	$10,360
4/30/15	$10,511	$10,349	$10,349	$10,323
5/31/15	$10,503	$10,384	$10,360	$10,298
6/30/15	$10,289	$10,143	$10,170	$10,186
7/31/15	$10,400	$10,325	$10,308	$10,257
8/31/15	$9,862	$9,642	$9,893	$10,242
9/30/15	$9,555	$9,286	$9,701	$10,311
10/31/15	$10,050	$10,022	$10,163	$10,313
11/30/15	$10,007	$9,972	$10,122	$10,286
12/31/15	$9,857	$9,797	$10,002	$10,252
1/31/16	$9,387	$9,211	$9,698	$10,393
2/29/16	$9,169	$9,142	$9,682	$10,467
3/31/16	$9,674	$9,763	$10,112	$10,563
4/30/16	$9,822	$9,917	$10,223	$10,604
5/31/16	$9,857	$9,973	$10,259	$10,607
6/30/16	$9,797	$9,861	$10,264	$10,797
7/31/16	$10,131	$10,278	$10,550	$10,865
8/31/16	$10,166	$10,286	$10,550	$10,853
9/30/16	$10,189	$10,341	$10,581	$10,847
10/31/16	$10,101	$10,141	$10,426	$10,764
11/30/16	$10,056	$10,287	$10,417	$10,509
12/31/16	$10,255	$10,533	$10,573	$10,524
1/31/17	$10,424	$10,787	$10,734	$10,544
2/28/17	$10,612	$11,086	$10,942	$10,615
3/31/17	$10,708	$11,204	$11,009	$10,610
4/30/17	$10,843	$11,370	$11,141	$10,692
5/31/17	$10,986	$11,611	$11,317	$10,774
6/30/17	$11,013	$11,655	$11,338	$10,763
7/31/17	$11,157	$11,934	$11,521	$10,809
8/31/17	$11,193	$11,951	$11,572	$10,906
9/30/17	$11,359	$12,219	$11,706	$10,854
10/31/17	$11,486	$12,450	$11,841	$10,861
11/30/17	$11,622	$12,720	$11,989	$10,847
12/31/17	$11,699	$12,892	$12,108	$10,897
1/31/18	$12,036	$13,573	$12,436	$10,771
2/28/18	$11,608	$13,010	$12,080	$10,669
3/31/18	$11,519	$12,727	$11,953	$10,737
4/30/18	$11,601	$12,873	$12,000	$10,658
5/31/18	$11,638	$12,954	$12,079	$10,734
6/30/18	$11,627	$12,948	$12,070	$10,720
7/31/18	$11,857	$13,352	$12,297	$10,723
8/31/18	$11,894	$13,517	$12,420	$10,792
9/30/18	$11,960	$13,592	$12,429	$10,722
10/31/18	$11,397	$12,594	$11,842	$10,638
11/30/18	$11,452	$12,737	$11,951	$10,701
12/31/18	$11,061	$11,769	$11,494	$10,898
1/31/19	$11,647	$12,685	$12,079	$11,014
2/28/19	$11,839	$13,066	$12,295	$11,007
3/31/19	$12,011	$13,238	$12,486	$11,219
4/30/19	$12,244	$13,707	$12,753	$11,221
5/31/19	$11,889	$12,916	$12,402	$11,421
6/30/19	$12,288	$13,767	$12,954	$11,564
7/31/19	$12,328	$13,835	$13,004	$11,589
8/31/19	$12,166	$13,552	$12,980	$11,890
9/30/19	$12,304	$13,841	$13,118	$11,826
10/31/19	$12,500	$14,193	$13,334	$11,862
11/30/19	$12,696	$14,588	$13,554	$11,856
12/31/19	$12,948	$15,025	$13,794	$11,848
1/31/20	$12,989	$14,934	$13,850	$12,076
2/29/20	$12,276	$13,672	$13,247	$12,293
3/31/20	$11,137	$11,862	$12,164	$12,221
4/30/20	$12,086	$13,158	$13,048	$12,438
5/31/20	$12,598	$13,794	$13,450	$12,496
6/30/20	$12,895	$14,159	$13,697	$12,575
7/31/20	$13,426	$14,836	$14,172	$12,762
8/31/20	$14,003	$15,827	$14,695	$12,659
9/30/20	$13,674	$15,281	$14,387	$12,652
10/31/20	$13,343	$14,813	$14,097	$12,596
11/30/20	$14,600	$16,706	$15,234	$12,720
12/31/20	$15,127	$17,415	$15,630	$12,737
1/31/21	$14,955	$17,242	$15,492	$12,646
2/28/21	$15,162	$17,683	$15,640	$12,463
3/31/21	$15,389	$18,272	$15,874	$12,308
4/30/21	$15,889	$19,122	$16,368	$12,405
5/31/21	$16,110	$19,398	$16,531	$12,445
6/30/21	$16,243	$19,687	$16,725	$12,533
7/31/21	$16,440	$20,039	$16,980	$12,673
8/31/21	$16,703	$20,538	$17,220	$12,649
9/30/21	$16,243	$19,685	$16,732	$12,539
10/31/21	$16,690	$20,800	$17,298	$12,536
11/30/21	$16,519	$20,345	$17,091	$12,573
12/31/21	$17,038	$21,214	$17,512	$12,541
1/31/22	$16,249	$20,092	$16,805	$12,271
2/28/22	$15,775	$19,584	$16,475	$12,134
3/31/22	$15,884	$20,121	$16,563	$11,797
4/30/22	$14,775	$18,450	$15,486	$11,349
5/31/22	$14,828	$18,463	$15,533	$11,422
6/30/22	$13,765	$16,864	$14,629	$11,243
7/31/22	$14,609	$18,203	$15,468	$11,518
8/31/22	$14,138	$17,442	$14,906	$11,192
9/30/22	$13,132	$15,821	$13,817	$10,709
10/31/22	$13,570	$16,957	$14,340	$10,570
11/30/22	$14,317	$18,136	$15,150	$10,959
12/31/22	$13,910	$17,366	$14,736	$10,909
1/31/23	$14,633	$18,594	$15,543	$11,245
2/28/23	$14,156	$18,147	$15,158	$10,954
3/31/23	$14,480	$18,708	$15,593	$11,232
4/30/23	$14,628	$19,036	$15,795	$11,300
5/31/23	$14,414	$18,846	$15,632	$11,177
6/30/23	$14,907	$19,986	$16,177	$11,137
7/31/23	$15,253	$20,657	$16,498	$11,130
8/31/23	$14,924	$20,164	$16,220	$11,059
9/30/23	$14,303	$19,294	$15,635	$10,778
10/31/23	$13,854	$18,734	$15,264	$10,607
11/30/23	$14,985	$20,490	$16,399	$11,088
12/31/23	$15,721	$21,496	$17,133	$11,512
1/31/24	$15,839	$21,754	$17,238	$11,481
2/29/24	$16,141	$22,677	$17,579	$11,318
3/31/24	$16,595	$23,405	$17,983	$11,423
4/30/24	$15,918	$22,536	$17,400	$11,134
5/31/24	$16,561	$23,542	$17,985	$11,323
6/30/24	$16,818	$24,021	$18,272	$11,430

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	12.82%	6.48%	5.34%
MSCI World Index	20.19%	11.78%	9.16%
60% MSCI World Index/40% Bloomberg U.S. Aggregate Index	12.95%	7.12%	6.21%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 307,236,000	$ 307,236,000	$ 307,236,000	$ 307,236,000
Holdings Count | Holding	601	601	601	601
Advisory Fees Paid, Amount	$ 1,324,000
InvestmentCompanyPortfolioTurnover	306.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$307,236
# of Portfolio Holdings	601
Portfolio Turnover Rate	306%
Total Net Advisory Fees Paid During the Reporting Period	$1,324
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	48.4%
U.S. Government Agencies	19.7%
Asset-Backed Securities	11.4%
Sovereign Issues	6.0%
U.S. Treasury Obligations	5.2%
Common Stocks	2.3%
Corporate Bonds & Notes	1.4%
Non-Agency Mortgage-Backed Securities	0.8%
Convertible Bonds & Notes	0.3%
Real Estate Investment Trusts	0.1%
Preferred Securities	0.1%
Short-Term Investments	31.1%
Other Investments	1.4%
Other Assets and Liabilities, Net	(28.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000072064
Shareholder Report [Line Items]
Fund Name	PIMCO Global Managed Asset Allocation Portfolio
Class Name	Advisor
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Managed Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$65	1.27%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to U.S. equities contributed to returns, as prices rose.

• Long exposure to Japanese equities contributed to returns, as prices rose.

• Long exposure to eurozone equities contributed to returns, as prices rose.

• Long exposure to U.S. duration detracted from performance, as U.S. yields rose.

• Long exposure to the Japanese yen detracted from returns, as the yen depreciated against the U.S. dollar.

• Long exposure to U.S. agency mortgage-backed securities detracted from returns, as U.S. yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	MSCI World Index	60% MSCI World Index/40% Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate Index
6/30/14	$10,000	$10,000	$10,000	$10,000
7/31/14	$9,925	$9,840	$9,894	$9,975
8/31/14	$10,100	$10,057	$10,069	$10,085
9/30/14	$9,814	$9,784	$9,877	$10,017
10/31/14	$9,881	$9,848	$9,955	$10,115
11/30/14	$10,040	$10,045	$10,103	$10,187
12/31/14	$9,866	$9,883	$10,009	$10,196
1/31/15	$9,976	$9,704	$9,984	$10,410
2/28/15	$10,359	$10,272	$10,297	$10,312
3/31/15	$10,308	$10,112	$10,220	$10,360
4/30/15	$10,503	$10,349	$10,349	$10,323
5/31/15	$10,486	$10,384	$10,360	$10,298
6/30/15	$10,274	$10,143	$10,170	$10,186
7/31/15	$10,384	$10,325	$10,308	$10,257
8/31/15	$9,840	$9,642	$9,893	$10,242
9/30/15	$9,543	$9,286	$9,701	$10,311
10/31/15	$10,036	$10,022	$10,163	$10,313
11/30/15	$9,993	$9,972	$10,122	$10,286
12/31/15	$9,840	$9,797	$10,002	$10,252
1/31/16	$9,373	$9,211	$9,698	$10,393
2/29/16	$9,157	$9,142	$9,682	$10,467
3/31/16	$9,659	$9,763	$10,112	$10,563
4/30/16	$9,797	$9,917	$10,223	$10,604
5/31/16	$9,840	$9,973	$10,259	$10,607
6/30/16	$9,768	$9,861	$10,264	$10,797
7/31/16	$10,108	$10,278	$10,550	$10,865
8/31/16	$10,143	$10,286	$10,550	$10,853
9/30/16	$10,164	$10,341	$10,581	$10,847
10/31/16	$10,076	$10,141	$10,426	$10,764
11/30/16	$10,023	$10,287	$10,417	$10,509
12/31/16	$10,226	$10,533	$10,573	$10,524
1/31/17	$10,394	$10,787	$10,734	$10,544
2/28/17	$10,580	$11,086	$10,942	$10,615
3/31/17	$10,683	$11,204	$11,009	$10,610
4/30/17	$10,808	$11,370	$11,141	$10,692
5/31/17	$10,950	$11,611	$11,317	$10,774
6/30/17	$10,977	$11,655	$11,338	$10,763
7/31/17	$11,120	$11,934	$11,521	$10,809
8/31/17	$11,156	$11,951	$11,572	$10,906
9/30/17	$11,324	$12,219	$11,706	$10,854
10/31/17	$11,440	$12,450	$11,841	$10,861
11/30/17	$11,584	$12,720	$11,989	$10,847
12/31/17	$11,657	$12,892	$12,108	$10,897
1/31/18	$11,983	$13,573	$12,436	$10,771
2/28/18	$11,558	$13,010	$12,080	$10,669
3/31/18	$11,467	$12,727	$11,953	$10,737
4/30/18	$11,558	$12,873	$12,000	$10,658
5/31/18	$11,586	$12,954	$12,079	$10,734
6/30/18	$11,580	$12,948	$12,070	$10,720
7/31/18	$11,809	$13,352	$12,297	$10,723
8/31/18	$11,836	$13,517	$12,420	$10,792
9/30/18	$11,899	$13,592	$12,429	$10,722
10/31/18	$11,340	$12,594	$11,842	$10,638
11/30/18	$11,404	$12,737	$11,951	$10,701
12/31/18	$11,003	$11,769	$11,494	$10,898
1/31/19	$11,594	$12,685	$12,079	$11,014
2/28/19	$11,774	$13,066	$12,295	$11,007
3/31/19	$11,952	$13,238	$12,486	$11,219
4/30/19	$12,183	$13,707	$12,753	$11,221
5/31/19	$11,822	$12,916	$12,402	$11,421
6/30/19	$12,223	$13,767	$12,954	$11,564
7/31/19	$12,253	$13,835	$13,004	$11,589
8/31/19	$12,102	$13,552	$12,980	$11,890
9/30/19	$12,236	$13,841	$13,118	$11,826
10/31/19	$12,430	$14,193	$13,334	$11,862
11/30/19	$12,624	$14,588	$13,554	$11,856
12/31/19	$12,869	$15,025	$13,794	$11,848
1/31/20	$12,920	$14,934	$13,850	$12,076
2/29/20	$12,205	$13,672	$13,247	$12,293
3/31/20	$11,076	$11,862	$12,164	$12,221
4/30/20	$12,014	$13,158	$13,048	$12,438
5/31/20	$12,521	$13,794	$13,450	$12,496
6/30/20	$12,811	$14,159	$13,697	$12,575
7/31/20	$13,347	$14,836	$14,172	$12,762
8/31/20	$13,905	$15,827	$14,695	$12,659
9/30/20	$13,577	$15,281	$14,387	$12,652
10/31/20	$13,250	$14,813	$14,097	$12,596
11/30/20	$14,503	$16,706	$15,234	$12,720
12/31/20	$15,020	$17,415	$15,630	$12,737
1/31/21	$14,850	$17,242	$15,492	$12,646
2/28/21	$15,054	$17,683	$15,640	$12,463
3/31/21	$15,287	$18,272	$15,874	$12,308
4/30/21	$15,769	$19,122	$16,368	$12,405
5/31/21	$15,999	$19,398	$16,531	$12,445
6/30/21	$16,115	$19,687	$16,725	$12,533
7/31/21	$16,323	$20,039	$16,980	$12,673
8/31/21	$16,582	$20,538	$17,220	$12,649
9/30/21	$16,115	$19,685	$16,732	$12,539
10/31/21	$16,556	$20,800	$17,298	$12,536
11/30/21	$16,388	$20,345	$17,091	$12,573
12/31/21	$16,913	$21,214	$17,512	$12,541
1/31/22	$16,119	$20,092	$16,805	$12,271
2/28/22	$15,637	$19,584	$16,475	$12,134
3/31/22	$15,755	$20,121	$16,563	$11,797
4/30/22	$14,658	$18,450	$15,486	$11,349
5/31/22	$14,710	$18,463	$15,533	$11,422
6/30/22	$13,656	$16,864	$14,629	$11,243
7/31/22	$14,491	$18,203	$15,468	$11,518
8/31/22	$14,009	$17,442	$14,906	$11,192
9/30/22	$13,014	$15,821	$13,817	$10,709
10/31/22	$13,448	$16,957	$14,340	$10,570
11/30/22	$14,186	$18,136	$15,150	$10,959
12/31/22	$13,801	$17,366	$14,736	$10,909
1/31/23	$14,515	$18,594	$15,543	$11,245
2/28/23	$14,028	$18,147	$15,158	$10,954
3/31/23	$14,345	$18,708	$15,593	$11,232
4/30/23	$14,508	$19,036	$15,795	$11,300
5/31/23	$14,281	$18,846	$15,632	$11,177
6/30/23	$14,767	$19,986	$16,177	$11,137
7/31/23	$15,108	$20,657	$16,498	$11,130
8/31/23	$14,784	$20,164	$16,220	$11,059
9/30/23	$14,179	$19,294	$15,635	$10,778
10/31/23	$13,736	$18,734	$15,264	$10,607
11/30/23	$14,835	$20,490	$16,399	$11,088
12/31/23	$15,575	$21,496	$17,133	$11,512
1/31/24	$15,691	$21,754	$17,238	$11,481
2/29/24	$15,989	$22,677	$17,579	$11,318
3/31/24	$16,433	$23,405	$17,983	$11,423
4/30/24	$15,765	$22,536	$17,400	$11,134
5/31/24	$16,400	$23,542	$17,985	$11,323
6/30/24	$16,649	$24,021	$18,272	$11,430

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	12.74%	6.38%	5.23%
MSCI World Index	20.19%	11.78%	9.16%
60% MSCI World Index/40% Bloomberg U.S. Aggregate Index	12.95%	7.12%	6.21%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 307,236,000	$ 307,236,000	$ 307,236,000	$ 307,236,000
Holdings Count | Holding	601	601	601	601
Advisory Fees Paid, Amount	$ 1,324,000
InvestmentCompanyPortfolioTurnover	306.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$307,236
# of Portfolio Holdings	601
Portfolio Turnover Rate	306%
Total Net Advisory Fees Paid During the Reporting Period	$1,324
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	48.4%
U.S. Government Agencies	19.7%
Asset-Backed Securities	11.4%
Sovereign Issues	6.0%
U.S. Treasury Obligations	5.2%
Common Stocks	2.3%
Corporate Bonds & Notes	1.4%
Non-Agency Mortgage-Backed Securities	0.8%
Convertible Bonds & Notes	0.3%
Real Estate Investment Trusts	0.1%
Preferred Securities	0.1%
Short-Term Investments	31.1%
Other Investments	1.4%
Other Assets and Liabilities, Net	(28.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000109755
Shareholder Report [Line Items]
Fund Name	PIMCO Global Managed Asset Allocation Portfolio
Class Name	Institutional
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Managed Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	1.02%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to U.S. equities contributed to returns, as prices rose.

• Long exposure to Japanese equities contributed to returns, as prices rose.

• Long exposure to eurozone equities contributed to returns, as prices rose.

• Long exposure to U.S. duration detracted from performance, as U.S. yields rose.

• Long exposure to the Japanese yen detracted from returns, as the yen depreciated against the U.S. dollar.

• Long exposure to U.S. agency mortgage-backed securities detracted from returns, as U.S. yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	MSCI World Index	60% MSCI World Index/40% Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate Index
6/30/14	$10,000	$10,000	$10,000	$10,000
7/31/14	$9,933	$9,840	$9,894	$9,975
8/31/14	$10,109	$10,057	$10,069	$10,085
9/30/14	$9,819	$9,784	$9,877	$10,017
10/31/14	$9,894	$9,848	$9,955	$10,115
11/30/14	$10,054	$10,045	$10,103	$10,187
12/31/14	$9,888	$9,883	$10,009	$10,196
1/31/15	$9,999	$9,704	$9,984	$10,410
2/28/15	$10,383	$10,272	$10,297	$10,312
3/31/15	$10,332	$10,112	$10,220	$10,360
4/30/15	$10,529	$10,349	$10,349	$10,323
5/31/15	$10,520	$10,384	$10,360	$10,298
6/30/15	$10,306	$10,143	$10,170	$10,186
7/31/15	$10,417	$10,325	$10,308	$10,257
8/31/15	$9,879	$9,642	$9,893	$10,242
9/30/15	$9,580	$9,286	$9,701	$10,311
10/31/15	$10,076	$10,022	$10,163	$10,313
11/30/15	$10,033	$9,972	$10,122	$10,286
12/31/15	$9,882	$9,797	$10,002	$10,252
1/31/16	$9,411	$9,211	$9,698	$10,393
2/29/16	$9,193	$9,142	$9,682	$10,467
3/31/16	$9,699	$9,763	$10,112	$10,563
4/30/16	$9,847	$9,917	$10,223	$10,604
5/31/16	$9,891	$9,973	$10,259	$10,607
6/30/16	$9,829	$9,861	$10,264	$10,797
7/31/16	$10,164	$10,278	$10,550	$10,865
8/31/16	$10,199	$10,286	$10,550	$10,853
9/30/16	$10,226	$10,341	$10,581	$10,847
10/31/16	$10,137	$10,141	$10,426	$10,764
11/30/16	$10,093	$10,287	$10,417	$10,509
12/31/16	$10,297	$10,533	$10,573	$10,524
1/31/17	$10,467	$10,787	$10,734	$10,544
2/28/17	$10,655	$11,086	$10,942	$10,615
3/31/17	$10,755	$11,204	$11,009	$10,610
4/30/17	$10,890	$11,370	$11,141	$10,692
5/31/17	$11,035	$11,611	$11,317	$10,774
6/30/17	$11,062	$11,655	$11,338	$10,763
7/31/17	$11,215	$11,934	$11,521	$10,809
8/31/17	$11,251	$11,951	$11,572	$10,906
9/30/17	$11,418	$12,219	$11,706	$10,854
10/31/17	$11,545	$12,450	$11,841	$10,861
11/30/17	$11,682	$12,720	$11,989	$10,847
12/31/17	$11,764	$12,892	$12,108	$10,897
1/31/18	$12,103	$13,573	$12,436	$10,771
2/28/18	$11,672	$13,010	$12,080	$10,669
3/31/18	$11,586	$12,727	$11,953	$10,737
4/30/18	$11,678	$12,873	$12,000	$10,658
5/31/18	$11,706	$12,954	$12,079	$10,734
6/30/18	$11,699	$12,948	$12,070	$10,720
7/31/18	$11,931	$13,352	$12,297	$10,723
8/31/18	$11,968	$13,517	$12,420	$10,792
9/30/18	$12,039	$13,592	$12,429	$10,722
10/31/18	$11,472	$12,594	$11,842	$10,638
11/30/18	$11,537	$12,737	$11,951	$10,701
12/31/18	$11,138	$11,769	$11,494	$10,898
1/31/19	$11,729	$12,685	$12,079	$11,014
2/28/19	$11,922	$13,066	$12,295	$11,007
3/31/19	$12,099	$13,238	$12,486	$11,219
4/30/19	$12,334	$13,707	$12,753	$11,221
5/31/19	$11,976	$12,916	$12,402	$11,421
6/30/19	$12,382	$13,767	$12,954	$11,564
7/31/19	$12,423	$13,835	$13,004	$11,589
8/31/19	$12,269	$13,552	$12,980	$11,890
9/30/19	$12,403	$13,841	$13,118	$11,826
10/31/19	$12,600	$14,193	$13,334	$11,862
11/30/19	$12,798	$14,588	$13,554	$11,856
12/31/19	$13,058	$15,025	$13,794	$11,848
1/31/20	$13,110	$14,934	$13,850	$12,076
2/29/20	$12,391	$13,672	$13,247	$12,293
3/31/20	$11,235	$11,862	$12,164	$12,221
4/30/20	$12,204	$13,158	$13,048	$12,438
5/31/20	$12,720	$13,794	$13,450	$12,496
6/30/20	$13,013	$14,159	$13,697	$12,575
7/31/20	$13,561	$14,836	$14,172	$12,762
8/31/20	$14,131	$15,827	$14,695	$12,659
9/30/20	$13,805	$15,281	$14,387	$12,652
10/31/20	$13,470	$14,813	$14,097	$12,596
11/30/20	$14,739	$16,706	$15,234	$12,720
12/31/20	$15,278	$17,415	$15,630	$12,737
1/31/21	$15,104	$17,242	$15,492	$12,646
2/28/21	$15,325	$17,683	$15,640	$12,463
3/31/21	$15,546	$18,272	$15,874	$12,308
4/30/21	$16,051	$19,122	$16,368	$12,405
5/31/21	$16,286	$19,398	$16,531	$12,445
6/30/21	$16,415	$19,687	$16,725	$12,533
7/31/21	$16,614	$20,039	$16,980	$12,673
8/31/21	$16,880	$20,538	$17,220	$12,649
9/30/21	$16,415	$19,685	$16,732	$12,539
10/31/21	$16,880	$20,800	$17,298	$12,536
11/30/21	$16,707	$20,345	$17,091	$12,573
12/31/21	$17,229	$21,214	$17,512	$12,541
1/31/22	$16,428	$20,092	$16,805	$12,271
2/28/22	$15,947	$19,584	$16,475	$12,134
3/31/22	$16,075	$20,121	$16,563	$11,797
4/30/22	$14,949	$18,450	$15,486	$11,349
5/31/22	$15,002	$18,463	$15,533	$11,422
6/30/22	$13,946	$16,864	$14,629	$11,243
7/31/22	$14,788	$18,203	$15,468	$11,518
8/31/22	$14,309	$17,442	$14,906	$11,192
9/30/22	$13,302	$15,821	$13,817	$10,709
10/31/22	$13,731	$16,957	$14,340	$10,570
11/30/22	$14,507	$18,136	$15,150	$10,959
12/31/22	$14,098	$17,366	$14,736	$10,909
1/31/23	$14,833	$18,594	$15,543	$11,245
2/28/23	$14,349	$18,147	$15,158	$10,954
3/31/23	$14,682	$18,708	$15,593	$11,232
4/30/23	$14,832	$19,036	$15,795	$11,300
5/31/23	$14,615	$18,846	$15,632	$11,177
6/30/23	$15,117	$19,986	$16,177	$11,137
7/31/23	$15,468	$20,657	$16,498	$11,130
8/31/23	$15,133	$20,164	$16,220	$11,059
9/30/23	$14,513	$19,294	$15,635	$10,778
10/31/23	$14,055	$18,734	$15,264	$10,607
11/30/23	$15,207	$20,490	$16,399	$11,088
12/31/23	$15,947	$21,496	$17,133	$11,512
1/31/24	$16,084	$21,754	$17,238	$11,481
2/29/24	$16,392	$22,677	$17,579	$11,318
3/31/24	$16,842	$23,405	$17,983	$11,423
4/30/24	$16,169	$22,536	$17,400	$11,134
5/31/24	$16,808	$23,542	$17,985	$11,323
6/30/24	$17,076	$24,021	$18,272	$11,430

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	12.96%	6.64%	5.50%
MSCI World Index	20.19%	11.78%	9.16%
60% MSCI World Index/40% Bloomberg U.S. Aggregate Index	12.95%	7.12%	6.21%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 307,236,000	$ 307,236,000	$ 307,236,000	$ 307,236,000
Holdings Count | Holding	601	601	601	601
Advisory Fees Paid, Amount	$ 1,324,000
InvestmentCompanyPortfolioTurnover	306.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$307,236
# of Portfolio Holdings	601
Portfolio Turnover Rate	306%
Total Net Advisory Fees Paid During the Reporting Period	$1,324
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	48.4%
U.S. Government Agencies	19.7%
Asset-Backed Securities	11.4%
Sovereign Issues	6.0%
U.S. Treasury Obligations	5.2%
Common Stocks	2.3%
Corporate Bonds & Notes	1.4%
Non-Agency Mortgage-Backed Securities	0.8%
Convertible Bonds & Notes	0.3%
Real Estate Investment Trusts	0.1%
Preferred Securities	0.1%
Short-Term Investments	31.1%
Other Investments	1.4%
Other Assets and Liabilities, Net	(28.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026498
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Portfolio
Class Name	Administrative
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to the cable and satellite sector contributed to performance, as the sector underperformed.

• Underweight exposure to duration contributed to performance, as interest rates rose.

• Overweight exposure to the lodging and leisure sector contributed to performance, as the sector outperformed.

• Security selection within the healthcare sector, specifically overweight exposure to a healthcare claims renegotiation provider,

    detracted from performance, as spreads widened amid litigation concerns.

• Security selection within the wirelines sector, specifically overweight exposure to an internet provider focused on rural and suburban communities, detracted from performance, as spreads widened amid secular headwinds.

• Underweight exposure to the energy exploration and production sector detracted from performance, as the sector outperformed.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,849	$9,975	$9,873
8/31/14	$10,028	$10,085	$10,036
9/30/14	$9,813	$10,017	$9,841
10/31/14	$10,019	$10,115	$9,987
11/30/14	$9,961	$10,187	$9,920
12/31/14	$9,862	$10,196	$9,806
1/31/15	$9,954	$10,410	$9,893
2/28/15	$10,160	$10,312	$10,117
3/31/15	$10,101	$10,360	$10,068
4/30/15	$10,195	$10,323	$10,180
5/31/15	$10,226	$10,298	$10,216
6/30/15	$10,066	$10,186	$10,070
7/31/15	$10,113	$10,257	$10,038
8/31/15	$10,000	$10,242	$9,880
9/30/15	$9,732	$10,311	$9,641
10/31/15	$10,049	$10,313	$9,927
11/30/15	$9,857	$10,286	$9,748
12/31/15	$9,698	$10,252	$9,532
1/31/16	$9,631	$10,393	$9,414
2/29/16	$9,688	$10,467	$9,490
3/31/16	$9,973	$10,563	$9,832
4/30/16	$10,220	$10,604	$10,161
5/31/16	$10,249	$10,607	$10,195
6/30/16	$10,294	$10,797	$10,285
7/31/16	$10,546	$10,865	$10,536
8/31/16	$10,743	$10,853	$10,748
9/30/16	$10,778	$10,847	$10,799
10/31/16	$10,752	$10,764	$10,813
11/30/16	$10,716	$10,509	$10,755
12/31/16	$10,905	$10,524	$10,935
1/31/17	$11,005	$10,544	$11,060
2/28/17	$11,163	$10,615	$11,201
3/31/17	$11,141	$10,610	$11,184
4/30/17	$11,270	$10,692	$11,321
5/31/17	$11,373	$10,774	$11,414
6/30/17	$11,393	$10,763	$11,431
7/31/17	$11,522	$10,809	$11,552
8/31/17	$11,525	$10,906	$11,563
9/30/17	$11,601	$10,854	$11,653
10/31/17	$11,646	$10,861	$11,705
11/30/17	$11,607	$10,847	$11,675
12/31/17	$11,626	$10,897	$11,698
1/31/18	$11,657	$10,771	$11,748
2/28/18	$11,527	$10,669	$11,633
3/31/18	$11,457	$10,737	$11,568
4/30/18	$11,519	$10,658	$11,631
5/31/18	$11,494	$10,734	$11,617
6/30/18	$11,513	$10,720	$11,643
7/31/18	$11,652	$10,723	$11,768
8/31/18	$11,753	$10,792	$11,860
9/30/18	$11,812	$10,722	$11,920
10/31/18	$11,602	$10,638	$11,745
11/30/18	$11,549	$10,701	$11,680
12/31/18	$11,318	$10,898	$11,459
1/31/19	$11,850	$11,014	$11,966
2/28/19	$12,043	$11,007	$12,164
3/31/19	$12,171	$11,219	$12,300
4/30/19	$12,332	$11,221	$12,458
5/31/19	$12,182	$11,421	$12,327
6/30/19	$12,482	$11,564	$12,647
7/31/19	$12,550	$11,589	$12,720
8/31/19	$12,622	$11,890	$12,814
9/30/19	$12,668	$11,826	$12,858
10/31/19	$12,719	$11,862	$12,901
11/30/19	$12,772	$11,856	$12,979
12/31/19	$12,984	$11,848	$13,190
1/31/20	$12,955	$12,076	$13,199
2/29/20	$12,744	$12,293	$13,009
3/31/20	$11,525	$12,221	$11,616
4/30/20	$12,007	$12,438	$12,101
5/31/20	$12,489	$12,496	$12,631
6/30/20	$12,490	$12,575	$12,713
7/31/20	$13,045	$12,762	$13,323
8/31/20	$13,144	$12,659	$13,425
9/30/20	$12,994	$12,652	$13,263
10/31/20	$13,047	$12,596	$13,326
11/30/20	$13,521	$12,720	$13,798
12/31/20	$13,730	$12,737	$14,018
1/31/21	$13,707	$12,646	$14,033
2/28/21	$13,722	$12,463	$14,055
3/31/21	$13,720	$12,308	$14,061
4/30/21	$13,861	$12,405	$14,209
5/31/21	$13,873	$12,445	$14,240
6/30/21	$14,046	$12,533	$14,422
7/31/21	$14,098	$12,673	$14,485
8/31/21	$14,165	$12,649	$14,563
9/30/21	$14,145	$12,539	$14,557
10/31/21	$14,108	$12,536	$14,532
11/30/21	$13,947	$12,573	$14,389
12/31/21	$14,229	$12,541	$14,663
1/31/22	$13,810	$12,271	$14,247
2/28/22	$13,700	$12,134	$14,119
3/31/22	$13,555	$11,797	$13,992
4/30/22	$13,083	$11,349	$13,491
5/31/22	$13,188	$11,422	$13,579
6/30/22	$12,309	$11,243	$12,662
7/31/22	$13,078	$11,518	$13,442
8/31/22	$12,674	$11,192	$13,076
9/30/22	$12,216	$10,709	$12,568
10/31/22	$12,568	$10,570	$12,943
11/30/22	$12,871	$10,959	$13,210
12/31/22	$12,766	$10,909	$13,111
1/31/23	$13,219	$11,245	$13,585
2/28/23	$13,013	$10,954	$13,386
3/31/23	$13,233	$11,232	$13,577
4/30/23	$13,349	$11,300	$13,694
5/31/23	$13,201	$11,177	$13,559
6/30/23	$13,364	$11,137	$13,748
7/31/23	$13,522	$11,130	$13,926
8/31/23	$13,530	$11,059	$13,955
9/30/23	$13,359	$10,778	$13,780
10/31/23	$13,207	$10,607	$13,646
11/30/23	$13,829	$11,088	$14,273
12/31/23	$14,326	$11,512	$14,761
1/31/24	$14,314	$11,481	$14,772
2/29/24	$14,325	$11,318	$14,779
3/31/24	$14,487	$11,423	$14,953
4/30/24	$14,359	$11,134	$14,815
5/31/24	$14,538	$11,323	$14,981
6/30/24	$14,668	$11,430	$15,134

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	9.76%	3.28%	3.91%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	10.08%	3.66%	4.23%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 501,329,000	$ 501,329,000	$ 501,329,000	$ 501,329,000
Holdings Count | Holding	562	562	562	562
Advisory Fees Paid, Amount	$ 629,000
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$501,329
# of Portfolio Holdings	562
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid During the Reporting Period	$629
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	80.4%
Loan Participations and Assignments	8.6%
Affiliated Investments	6.9%
U.S. Treasury Obligations	2.1%
Convertible Bonds & Notes	0.2%
Short-Term Investments	0.2%
Other Investments	0.4%
Other Assets and Liabilities, Net	1.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000030989
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Portfolio
Class Name	Advisor
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to the cable and satellite sector contributed to performance, as the sector underperformed.

• Underweight exposure to duration contributed to performance, as interest rates rose.

• Overweight exposure to the lodging and leisure sector contributed to performance, as the sector outperformed.

• Security selection within the healthcare sector, specifically overweight exposure to a healthcare claims renegotiation provider,

    detracted from performance, as spreads widened amid litigation concerns.

• Security selection within the wirelines sector, specifically overweight exposure to an internet provider focused on rural and suburban communities, detracted from performance, as spreads widened amid secular headwinds.

• Underweight exposure to the energy exploration and production sector detracted from performance, as the sector outperformed.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,848	$9,975	$9,873
8/31/14	$10,026	$10,085	$10,036
9/30/14	$9,810	$10,017	$9,841
10/31/14	$10,016	$10,115	$9,987
11/30/14	$9,956	$10,187	$9,920
12/31/14	$9,856	$10,196	$9,806
1/31/15	$9,948	$10,410	$9,893
2/28/15	$10,153	$10,312	$10,117
3/31/15	$10,093	$10,360	$10,068
4/30/15	$10,186	$10,323	$10,180
5/31/15	$10,216	$10,298	$10,216
6/30/15	$10,056	$10,186	$10,070
7/31/15	$10,102	$10,257	$10,038
8/31/15	$9,988	$10,242	$9,880
9/30/15	$9,720	$10,311	$9,641
10/31/15	$10,035	$10,313	$9,927
11/30/15	$9,843	$10,286	$9,748
12/31/15	$9,683	$10,252	$9,532
1/31/16	$9,615	$10,393	$9,414
2/29/16	$9,672	$10,467	$9,490
3/31/16	$9,955	$10,563	$9,832
4/30/16	$10,201	$10,604	$10,161
5/31/16	$10,229	$10,607	$10,195
6/30/16	$10,273	$10,797	$10,285
7/31/16	$10,524	$10,865	$10,536
8/31/16	$10,720	$10,853	$10,748
9/30/16	$10,754	$10,847	$10,799
10/31/16	$10,727	$10,764	$10,813
11/30/16	$10,690	$10,509	$10,755
12/31/16	$10,878	$10,524	$10,935
1/31/17	$10,976	$10,544	$11,060
2/28/17	$11,133	$10,615	$11,201
3/31/17	$11,110	$10,610	$11,184
4/30/17	$11,238	$10,692	$11,321
5/31/17	$11,340	$10,774	$11,414
6/30/17	$11,359	$10,763	$11,431
7/31/17	$11,487	$10,809	$11,552
8/31/17	$11,488	$10,906	$11,563
9/30/17	$11,564	$10,854	$11,653
10/31/17	$11,607	$10,861	$11,705
11/30/17	$11,567	$10,847	$11,675
12/31/17	$11,585	$10,897	$11,698
1/31/18	$11,615	$10,771	$11,748
2/28/18	$11,484	$10,669	$11,633
3/31/18	$11,413	$10,737	$11,568
4/30/18	$11,475	$10,658	$11,631
5/31/18	$11,449	$10,734	$11,617
6/30/18	$11,467	$10,720	$11,643
7/31/18	$11,604	$10,723	$11,768
8/31/18	$11,703	$10,792	$11,860
9/30/18	$11,761	$10,722	$11,920
10/31/18	$11,551	$10,638	$11,745
11/30/18	$11,497	$10,701	$11,680
12/31/18	$11,266	$10,898	$11,459
1/31/19	$11,795	$11,014	$11,966
2/28/19	$11,986	$11,007	$12,164
3/31/19	$12,113	$11,219	$12,300
4/30/19	$12,272	$11,221	$12,458
5/31/19	$12,121	$11,421	$12,327
6/30/19	$12,419	$11,564	$12,647
7/31/19	$12,486	$11,589	$12,720
8/31/19	$12,556	$11,890	$12,814
9/30/19	$12,601	$11,826	$12,858
10/31/19	$12,651	$11,862	$12,901
11/30/19	$12,702	$11,856	$12,979
12/31/19	$12,912	$11,848	$13,190
1/31/20	$12,882	$12,076	$13,199
2/29/20	$12,671	$12,293	$13,009
3/31/20	$11,458	$12,221	$11,616
4/30/20	$11,936	$12,438	$12,101
5/31/20	$12,415	$12,496	$12,631
6/30/20	$12,414	$12,575	$12,713
7/31/20	$12,965	$12,762	$13,323
8/31/20	$13,062	$12,659	$13,425
9/30/20	$12,912	$12,652	$13,263
10/31/20	$12,964	$12,596	$13,326
11/30/20	$13,434	$12,720	$13,798
12/31/20	$13,641	$12,737	$14,018
1/31/21	$13,616	$12,646	$14,033
2/28/21	$13,630	$12,463	$14,055
3/31/21	$13,627	$12,308	$14,061
4/30/21	$13,765	$12,405	$14,209
5/31/21	$13,777	$12,445	$14,240
6/30/21	$13,947	$12,533	$14,422
7/31/21	$13,998	$12,673	$14,485
8/31/21	$14,063	$12,649	$14,563
9/30/21	$14,042	$12,539	$14,557
10/31/21	$14,004	$12,536	$14,532
11/30/21	$13,843	$12,573	$14,389
12/31/21	$14,122	$12,541	$14,663
1/31/22	$13,704	$12,271	$14,247
2/28/22	$13,595	$12,134	$14,119
3/31/22	$13,449	$11,797	$13,992
4/30/22	$12,980	$11,349	$13,491
5/31/22	$13,083	$11,422	$13,579
6/30/22	$12,210	$11,243	$12,662
7/31/22	$12,972	$11,518	$13,442
8/31/22	$12,569	$11,192	$13,076
9/30/22	$12,114	$10,709	$12,568
10/31/22	$12,462	$10,570	$12,943
11/30/22	$12,762	$10,959	$13,210
12/31/22	$12,656	$10,909	$13,111
1/31/23	$13,104	$11,245	$13,585
2/28/23	$12,900	$10,954	$13,386
3/31/23	$13,116	$11,232	$13,577
4/30/23	$13,230	$11,300	$13,694
5/31/23	$13,083	$11,177	$13,559
6/30/23	$13,243	$11,137	$13,748
7/31/23	$13,399	$11,130	$13,926
8/31/23	$13,405	$11,059	$13,955
9/30/23	$13,235	$10,778	$13,780
10/31/23	$13,083	$10,607	$13,646
11/30/23	$13,698	$11,088	$14,273
12/31/23	$14,189	$11,512	$14,761
1/31/24	$14,176	$11,481	$14,772
2/29/24	$14,186	$11,318	$14,779
3/31/24	$14,345	$11,423	$14,953
4/30/24	$14,217	$11,134	$14,815
5/31/24	$14,393	$11,323	$14,981
6/30/24	$14,521	$11,430	$15,134

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	9.65%	3.18%	3.80%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	10.08%	3.66%	4.23%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 501,329,000	$ 501,329,000	$ 501,329,000	$ 501,329,000
Holdings Count | Holding	562	562	562	562
Advisory Fees Paid, Amount	$ 629,000
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$501,329
# of Portfolio Holdings	562
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid During the Reporting Period	$629
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	80.4%
Loan Participations and Assignments	8.6%
Affiliated Investments	6.9%
U.S. Treasury Obligations	2.1%
Convertible Bonds & Notes	0.2%
Short-Term Investments	0.2%
Other Investments	0.4%
Other Assets and Liabilities, Net	1.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026499
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Portfolio
Class Name	Institutional
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO High Yield Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to the cable and satellite sector contributed to performance, as the sector underperformed.

• Underweight exposure to duration contributed to performance, as interest rates rose.

• Overweight exposure to the lodging and leisure sector contributed to performance, as the sector outperformed.

• Security selection within the healthcare sector, specifically overweight exposure to a healthcare claims renegotiation provider,

    detracted from performance, as spreads widened amid litigation concerns.

• Security selection within the wirelines sector, specifically overweight exposure to an internet provider focused on rural and suburban communities, detracted from performance, as spreads widened amid secular headwinds.

• Underweight exposure to the energy exploration and production sector detracted from performance, as the sector outperformed.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,850	$9,975	$9,873
8/31/14	$10,030	$10,085	$10,036
9/30/14	$9,816	$10,017	$9,841
10/31/14	$10,025	$10,115	$9,987
11/30/14	$9,967	$10,187	$9,920
12/31/14	$9,869	$10,196	$9,806
1/31/15	$9,963	$10,410	$9,893
2/28/15	$10,170	$10,312	$10,117
3/31/15	$10,112	$10,360	$10,068
4/30/15	$10,208	$10,323	$10,180
5/31/15	$10,240	$10,298	$10,216
6/30/15	$10,081	$10,186	$10,070
7/31/15	$10,130	$10,257	$10,038
8/31/15	$10,017	$10,242	$9,880
9/30/15	$9,751	$10,311	$9,641
10/31/15	$10,069	$10,313	$9,927
11/30/15	$9,878	$10,286	$9,748
12/31/15	$9,720	$10,252	$9,532
1/31/16	$9,654	$10,393	$9,414
2/29/16	$9,712	$10,467	$9,490
3/31/16	$9,999	$10,563	$9,832
4/30/16	$10,248	$10,604	$10,161
5/31/16	$10,278	$10,607	$10,195
6/30/16	$10,325	$10,797	$10,285
7/31/16	$10,579	$10,865	$10,536
8/31/16	$10,778	$10,853	$10,748
9/30/16	$10,815	$10,847	$10,799
10/31/16	$10,790	$10,764	$10,813
11/30/16	$10,755	$10,509	$10,755
12/31/16	$10,946	$10,524	$10,935
1/31/17	$11,047	$10,544	$11,060
2/28/17	$11,208	$10,615	$11,201
3/31/17	$11,187	$10,610	$11,184
4/30/17	$11,318	$10,692	$11,321
5/31/17	$11,423	$10,774	$11,414
6/30/17	$11,445	$10,763	$11,431
7/31/17	$11,576	$10,809	$11,552
8/31/17	$11,580	$10,906	$11,563
9/30/17	$11,658	$10,854	$11,653
10/31/17	$11,704	$10,861	$11,705
11/30/17	$11,667	$10,847	$11,675
12/31/17	$11,687	$10,897	$11,698
1/31/18	$11,720	$10,771	$11,748
2/28/18	$11,590	$10,669	$11,633
3/31/18	$11,521	$10,737	$11,568
4/30/18	$11,585	$10,658	$11,631
5/31/18	$11,562	$10,734	$11,617
6/30/18	$11,582	$10,720	$11,643
7/31/18	$11,724	$10,723	$11,768
8/31/18	$11,826	$10,792	$11,860
9/30/18	$11,887	$10,722	$11,920
10/31/18	$11,678	$10,638	$11,745
11/30/18	$11,626	$10,701	$11,680
12/31/18	$11,395	$10,898	$11,459
1/31/19	$11,932	$11,014	$11,966
2/28/19	$12,127	$11,007	$12,164
3/31/19	$12,258	$11,219	$12,300
4/30/19	$12,422	$11,221	$12,458
5/31/19	$12,272	$11,421	$12,327
6/30/19	$12,576	$11,564	$12,647
7/31/19	$12,646	$11,589	$12,720
8/31/19	$12,720	$11,890	$12,814
9/30/19	$12,768	$11,826	$12,858
10/31/19	$12,821	$11,862	$12,901
11/30/19	$12,876	$11,856	$12,979
12/31/19	$13,092	$11,848	$13,190
1/31/20	$13,064	$12,076	$13,199
2/29/20	$12,852	$12,293	$13,009
3/31/20	$11,625	$12,221	$11,616
4/30/20	$12,112	$12,438	$12,101
5/31/20	$12,600	$12,496	$12,631
6/30/20	$12,603	$12,575	$12,713
7/31/20	$13,164	$12,762	$13,323
8/31/20	$13,266	$12,659	$13,425
9/30/20	$13,116	$12,652	$13,263
10/31/20	$13,171	$12,596	$13,326
11/30/20	$13,652	$12,720	$13,798
12/31/20	$13,865	$12,737	$14,018
1/31/21	$13,843	$12,646	$14,033
2/28/21	$13,860	$12,463	$14,055
3/31/21	$13,859	$12,308	$14,061
4/30/21	$14,003	$12,405	$14,209
5/31/21	$14,017	$12,445	$14,240
6/30/21	$14,194	$12,533	$14,422
7/31/21	$14,249	$12,673	$14,485
8/31/21	$14,318	$12,649	$14,563
9/30/21	$14,299	$12,539	$14,557
10/31/21	$14,263	$12,536	$14,532
11/30/21	$14,102	$12,573	$14,389
12/31/21	$14,390	$12,541	$14,663
1/31/22	$13,967	$12,271	$14,247
2/28/22	$13,858	$12,134	$14,119
3/31/22	$13,713	$11,797	$13,992
4/30/22	$13,237	$11,349	$13,491
5/31/22	$13,345	$11,422	$13,579
6/30/22	$12,458	$11,243	$12,662
7/31/22	$13,237	$11,518	$13,442
8/31/22	$12,829	$11,192	$13,076
9/30/22	$12,368	$10,709	$12,568
10/31/22	$12,726	$10,570	$12,943
11/30/22	$13,034	$10,959	$13,210
12/31/22	$12,929	$10,909	$13,111
1/31/23	$13,390	$11,245	$13,585
2/28/23	$13,183	$10,954	$13,386
3/31/23	$13,407	$11,232	$13,577
4/30/23	$13,526	$11,300	$13,694
5/31/23	$13,379	$11,177	$13,559
6/30/23	$13,545	$11,137	$13,748
7/31/23	$13,707	$11,130	$13,926
8/31/23	$13,716	$11,059	$13,955
9/30/23	$13,545	$10,778	$13,780
10/31/23	$13,392	$10,607	$13,646
11/30/23	$14,025	$11,088	$14,273
12/31/23	$14,530	$11,512	$14,761
1/31/24	$14,521	$11,481	$14,772
2/29/24	$14,533	$11,318	$14,779
3/31/24	$14,700	$11,423	$14,953
4/30/24	$14,571	$11,134	$14,815
5/31/24	$14,755	$11,323	$14,981
6/30/24	$14,889	$11,430	$15,134

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	9.92%	3.43%	4.06%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	10.08%	3.66%	4.23%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 501,329,000	$ 501,329,000	$ 501,329,000	$ 501,329,000
Holdings Count | Holding	562	562	562	562
Advisory Fees Paid, Amount	$ 629,000
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$501,329
# of Portfolio Holdings	562
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid During the Reporting Period	$629
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	80.4%
Loan Participations and Assignments	8.6%
Affiliated Investments	6.9%
U.S. Treasury Obligations	2.1%
Convertible Bonds & Notes	0.2%
Short-Term Investments	0.2%
Other Investments	0.4%
Other Assets and Liabilities, Net	1.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000166584
Shareholder Report [Line Items]
Fund Name	PIMCO Income Portfolio
Class Name	Administrative
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Income Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$60	1.20%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

• Holdings of non-agency mortgage-backed securities contributed to performance, as the majority of non-agency spread sectors tightened.

• Holdings of high yield corporate credit contributed to performance, as the sector posted positive total returns.

• Long exposure to U.S. duration detracted from performance, as interest rates rose across most tenors of the U.S. yield curve.

• Long exposure to the Japanese yen detracted from performance, as the currency depreciated against the U.S. dollar.

• Long exposure to the Brazilian real detracted from performance, as the currency depreciated against the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Index
4/29/16	$10,000	$10,000
4/30/16	$10,000	$10,013
5/31/16	$10,113	$10,016
6/30/16	$10,123	$10,196
7/31/16	$10,297	$10,260
8/31/16	$10,401	$10,249
9/30/16	$10,466	$10,243
10/31/16	$10,549	$10,164
11/30/16	$10,501	$9,924
12/31/16	$10,581	$9,938
1/31/17	$10,643	$9,957
2/28/17	$10,767	$10,024
3/31/17	$10,842	$10,019
4/30/17	$10,914	$10,096
5/31/17	$11,102	$10,174
6/30/17	$11,135	$10,164
7/31/17	$11,220	$10,208
8/31/17	$11,306	$10,299
9/30/17	$11,352	$10,250
10/31/17	$11,401	$10,256
11/30/17	$11,407	$10,243
12/31/17	$11,436	$10,290
1/31/18	$11,420	$10,171
2/28/18	$11,372	$10,075
3/31/18	$11,435	$10,140
4/30/18	$11,385	$10,064
5/31/18	$11,391	$10,136
6/30/18	$11,379	$10,124
7/31/18	$11,452	$10,126
8/31/18	$11,399	$10,191
9/30/18	$11,448	$10,125
10/31/18	$11,426	$10,045
11/30/18	$11,385	$10,105
12/31/18	$11,480	$10,291
1/31/19	$11,701	$10,400
2/28/19	$11,753	$10,394
3/31/19	$11,863	$10,594
4/30/19	$11,966	$10,597
5/31/19	$12,008	$10,785
6/30/19	$12,190	$10,920
7/31/19	$12,216	$10,944
8/31/19	$12,109	$11,228
9/30/19	$12,176	$11,168
10/31/19	$12,247	$11,202
11/30/19	$12,283	$11,196
12/31/19	$12,464	$11,188
1/31/20	$12,519	$11,403
2/29/20	$12,458	$11,609
3/31/20	$11,480	$11,540
4/30/20	$11,862	$11,745
5/31/20	$12,193	$11,800
6/30/20	$12,376	$11,874
7/31/20	$12,601	$12,052
8/31/20	$12,764	$11,955
9/30/20	$12,714	$11,948
10/31/20	$12,723	$11,895
11/30/20	$13,063	$12,011
12/31/20	$13,276	$12,028
1/31/21	$13,302	$11,942
2/28/21	$13,284	$11,769
3/31/21	$13,246	$11,622
4/30/21	$13,365	$11,714
5/31/21	$13,420	$11,752
6/30/21	$13,466	$11,835
7/31/21	$13,489	$11,967
8/31/21	$13,544	$11,944
9/30/21	$13,523	$11,841
10/31/21	$13,489	$11,838
11/30/21	$13,392	$11,873
12/31/21	$13,540	$11,842
1/31/22	$13,403	$11,587
2/28/22	$13,061	$11,458
3/31/22	$12,957	$11,140
4/30/22	$12,630	$10,717
5/31/22	$12,630	$10,786
6/30/22	$12,214	$10,617
7/31/22	$12,586	$10,876
8/31/22	$12,480	$10,569
9/30/22	$12,068	$10,112
10/31/22	$12,099	$9,981
11/30/22	$12,478	$10,348
12/31/22	$12,487	$10,302
1/31/23	$12,878	$10,619
2/28/23	$12,637	$10,344
3/31/23	$12,703	$10,607
4/30/23	$12,758	$10,671
5/31/23	$12,749	$10,555
6/30/23	$12,890	$10,517
7/31/23	$13,010	$10,510
8/31/23	$13,002	$10,443
9/30/23	$12,848	$10,177
10/31/23	$12,695	$10,017
11/30/23	$13,160	$10,470
12/31/23	$13,518	$10,871
1/31/24	$13,578	$10,841
2/29/24	$13,556	$10,688
3/31/24	$13,724	$10,787
4/30/24	$13,535	$10,515
5/31/24	$13,752	$10,693
6/30/24	$13,790	$10,780

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 4/29/16
Administrative Class	6.98%	2.50%	4.01%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	0.94%

Performance Inception Date		Apr. 29, 2016
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 658,320,000	$ 658,320,000	$ 658,320,000	$ 658,320,000
Holdings Count | Holding	1,079	1,079	1,079	1,079
Advisory Fees Paid, Amount	$ 742,000
InvestmentCompanyPortfolioTurnover	264.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$658,320
# of Portfolio Holdings	1,079
Portfolio Turnover Rate	264%
Total Net Advisory Fees Paid During the Reporting Period	$742
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	55.8%
Asset-Backed Securities	33.0%
Non-Agency Mortgage-Backed Securities	18.0%
U.S. Treasury Obligations	15.5%
Corporate Bonds & Notes	13.2%
Sovereign Issues	4.9%
Loan Participations and Assignments	2.2%
Common Stocks	0.5%
Affiliated Investments	0.4%
Preferred Securities	0.3%
Short-Term Investments	0.4%
Other Investments	2.5%
Other Assets and Liabilities, Net	(46.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000166585
Shareholder Report [Line Items]
Fund Name	PIMCO Income Portfolio
Class Name	Advisor
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Income Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$65	1.30%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

• Holdings of non-agency mortgage-backed securities contributed to performance, as the majority of non-agency spread sectors tightened.

• Holdings of high yield corporate credit contributed to performance, as the sector posted positive total returns.

• Long exposure to U.S. duration detracted from performance, as interest rates rose across most tenors of the U.S. yield curve.

• Long exposure to the Japanese yen detracted from performance, as the currency depreciated against the U.S. dollar.

• Long exposure to the Brazilian real detracted from performance, as the currency depreciated against the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg U.S. Aggregate Index
4/29/16	$10,000	$10,000
4/30/16	$10,000	$10,013
5/31/16	$10,112	$10,016
6/30/16	$10,121	$10,196
7/31/16	$10,294	$10,260
8/31/16	$10,397	$10,249
9/30/16	$10,461	$10,243
10/31/16	$10,544	$10,164
11/30/16	$10,494	$9,924
12/31/16	$10,574	$9,938
1/31/17	$10,635	$9,957
2/28/17	$10,758	$10,024
3/31/17	$10,832	$10,019
4/30/17	$10,903	$10,096
5/31/17	$11,090	$10,174
6/30/17	$11,122	$10,164
7/31/17	$11,206	$10,208
8/31/17	$11,291	$10,299
9/30/17	$11,336	$10,250
10/31/17	$11,383	$10,256
11/30/17	$11,389	$10,243
12/31/17	$11,417	$10,290
1/31/18	$11,400	$10,171
2/28/18	$11,352	$10,075
3/31/18	$11,413	$10,140
4/30/18	$11,363	$10,064
5/31/18	$11,368	$10,136
6/30/18	$11,354	$10,124
7/31/18	$11,426	$10,126
8/31/18	$11,372	$10,191
9/30/18	$11,420	$10,125
10/31/18	$11,397	$10,045
11/30/18	$11,355	$10,105
12/31/18	$11,450	$10,291
1/31/19	$11,669	$10,400
2/28/19	$11,719	$10,394
3/31/19	$11,829	$10,594
4/30/19	$11,930	$10,597
5/31/19	$11,971	$10,785
6/30/19	$12,151	$10,920
7/31/19	$12,177	$10,944
8/31/19	$12,068	$11,228
9/30/19	$12,135	$11,168
10/31/19	$12,205	$11,202
11/30/19	$12,239	$11,196
12/31/19	$12,418	$11,188
1/31/20	$12,472	$11,403
2/29/20	$12,410	$11,609
3/31/20	$11,435	$11,540
4/30/20	$11,814	$11,745
5/31/20	$12,143	$11,800
6/30/20	$12,325	$11,874
7/31/20	$12,548	$12,052
8/31/20	$12,709	$11,955
9/30/20	$12,658	$11,948
10/31/20	$12,665	$11,895
11/30/20	$13,003	$12,011
12/31/20	$13,214	$12,028
1/31/21	$13,239	$11,942
2/28/21	$13,220	$11,769
3/31/21	$13,181	$11,622
4/30/21	$13,299	$11,714
5/31/21	$13,352	$11,752
6/30/21	$13,397	$11,835
7/31/21	$13,418	$11,967
8/31/21	$13,472	$11,944
9/30/21	$13,450	$11,841
10/31/21	$13,416	$11,838
11/30/21	$13,317	$11,873
12/31/21	$13,464	$11,842
1/31/22	$13,326	$11,587
2/28/22	$12,985	$11,458
3/31/22	$12,881	$11,140
4/30/22	$12,554	$10,717
5/31/22	$12,554	$10,786
6/30/22	$12,138	$10,617
7/31/22	$12,508	$10,876
8/31/22	$12,401	$10,569
9/30/22	$11,990	$10,112
10/31/22	$12,020	$9,981
11/30/22	$12,396	$10,348
12/31/22	$12,404	$10,302
1/31/23	$12,792	$10,619
2/28/23	$12,551	$10,344
3/31/23	$12,615	$10,607
4/30/23	$12,669	$10,671
5/31/23	$12,659	$10,555
6/30/23	$12,798	$10,517
7/31/23	$12,916	$10,510
8/31/23	$12,907	$10,443
9/30/23	$12,753	$10,177
10/31/23	$12,600	$10,017
11/30/23	$13,060	$10,470
12/31/23	$13,414	$10,871
1/31/24	$13,473	$10,841
2/29/24	$13,450	$10,688
3/31/24	$13,616	$10,787
4/30/24	$13,427	$10,515
5/31/24	$13,641	$10,693
6/30/24	$13,678	$10,780

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 4/29/16
Advisor Class	6.87%	2.40%	3.91%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	0.94%

Performance Inception Date		Apr. 29, 2016
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 658,320,000	$ 658,320,000	$ 658,320,000	$ 658,320,000
Holdings Count | Holding	1,079	1,079	1,079	1,079
Advisory Fees Paid, Amount	$ 742,000
InvestmentCompanyPortfolioTurnover	264.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$658,320
# of Portfolio Holdings	1,079
Portfolio Turnover Rate	264%
Total Net Advisory Fees Paid During the Reporting Period	$742
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	55.8%
Asset-Backed Securities	33.0%
Non-Agency Mortgage-Backed Securities	18.0%
U.S. Treasury Obligations	15.5%
Corporate Bonds & Notes	13.2%
Sovereign Issues	4.9%
Loan Participations and Assignments	2.2%
Common Stocks	0.5%
Affiliated Investments	0.4%
Preferred Securities	0.3%
Short-Term Investments	0.4%
Other Investments	2.5%
Other Assets and Liabilities, Net	(46.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000166586
Shareholder Report [Line Items]
Fund Name	PIMCO Income Portfolio
Class Name	Institutional
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Income Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

• Holdings of non-agency mortgage-backed securities contributed to performance, as the majority of non-agency spread sectors tightened.

• Holdings of high yield corporate credit contributed to performance, as the sector posted positive total returns.

• Long exposure to U.S. duration detracted from performance, as interest rates rose across most tenors of the U.S. yield curve.

• Long exposure to the Japanese yen detracted from performance, as the currency depreciated against the U.S. dollar.

• Long exposure to the Brazilian real detracted from performance, as the currency depreciated against the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index
4/29/16	$10,000	$10,000
4/30/16	$10,000	$10,013
5/31/16	$10,114	$10,016
6/30/16	$10,125	$10,196
7/31/16	$10,300	$10,260
8/31/16	$10,406	$10,249
9/30/16	$10,473	$10,243
10/31/16	$10,557	$10,164
11/30/16	$10,510	$9,924
12/31/16	$10,592	$9,938
1/31/17	$10,655	$9,957
2/28/17	$10,780	$10,024
3/31/17	$10,857	$10,019
4/30/17	$10,930	$10,096
5/31/17	$11,120	$10,174
6/30/17	$11,155	$10,164
7/31/17	$11,241	$10,208
8/31/17	$11,328	$10,299
9/30/17	$11,376	$10,250
10/31/17	$11,426	$10,256
11/30/17	$11,434	$10,243
12/31/17	$11,465	$10,290
1/31/18	$11,450	$10,171
2/28/18	$11,404	$10,075
3/31/18	$11,468	$10,140
4/30/18	$11,420	$10,064
5/31/18	$11,427	$10,136
6/30/18	$11,416	$10,124
7/31/18	$11,491	$10,126
8/31/18	$11,439	$10,191
9/30/18	$11,490	$10,125
10/31/18	$11,469	$10,045
11/30/18	$11,429	$10,105
12/31/18	$11,527	$10,291
1/31/19	$11,749	$10,400
2/28/19	$11,803	$10,394
3/31/19	$11,915	$10,594
4/30/19	$12,020	$10,597
5/31/19	$12,064	$10,785
6/30/19	$12,248	$10,920
7/31/19	$12,276	$10,944
8/31/19	$12,170	$11,228
9/30/19	$12,239	$11,168
10/31/19	$12,312	$11,202
11/30/19	$12,349	$11,196
12/31/19	$12,533	$11,188
1/31/20	$12,590	$11,403
2/29/20	$12,530	$11,609
3/31/20	$11,547	$11,540
4/30/20	$11,933	$11,745
5/31/20	$12,268	$11,800
6/30/20	$12,454	$11,874
7/31/20	$12,682	$12,052
8/31/20	$12,847	$11,955
9/30/20	$12,799	$11,948
10/31/20	$12,809	$11,895
11/30/20	$13,153	$12,011
12/31/20	$13,369	$12,028
1/31/21	$13,397	$11,942
2/28/21	$13,381	$11,769
3/31/21	$13,344	$11,622
4/30/21	$13,466	$11,714
5/31/21	$13,523	$11,752
6/30/21	$13,571	$11,835
7/31/21	$13,596	$11,967
8/31/21	$13,653	$11,944
9/30/21	$13,634	$11,841
10/31/21	$13,601	$11,838
11/30/21	$13,505	$11,873
12/31/21	$13,656	$11,842
1/31/22	$13,519	$11,587
2/28/22	$13,176	$11,458
3/31/22	$13,073	$11,140
4/30/22	$12,744	$10,717
5/31/22	$12,746	$10,786
6/30/22	$12,327	$10,617
7/31/22	$12,705	$10,876
8/31/22	$12,599	$10,569
9/30/22	$12,184	$10,112
10/31/22	$12,217	$9,981
11/30/22	$12,601	$10,348
12/31/22	$12,613	$10,302
1/31/23	$13,009	$10,619
2/28/23	$12,767	$10,344
3/31/23	$12,836	$10,607
4/30/23	$12,893	$10,671
5/31/23	$12,885	$10,555
6/30/23	$13,030	$10,517
7/31/23	$13,152	$10,510
8/31/23	$13,146	$10,443
9/30/23	$12,992	$10,177
10/31/23	$12,838	$10,017
11/30/23	$13,310	$10,470
12/31/23	$13,674	$10,871
1/31/24	$13,737	$10,841
2/29/24	$13,716	$10,688
3/31/24	$13,888	$10,787
4/30/24	$13,698	$10,515
5/31/24	$13,919	$10,693
6/30/24	$13,960	$10,780

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 4/29/16
Institutional Class	7.14%	2.65%	4.17%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	0.94%

Performance Inception Date		Apr. 29, 2016
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 658,320,000	$ 658,320,000	$ 658,320,000	$ 658,320,000
Holdings Count | Holding	1,079	1,079	1,079	1,079
Advisory Fees Paid, Amount	$ 742,000
InvestmentCompanyPortfolioTurnover	264.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$658,320
# of Portfolio Holdings	1,079
Portfolio Turnover Rate	264%
Total Net Advisory Fees Paid During the Reporting Period	$742
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	55.8%
Asset-Backed Securities	33.0%
Non-Agency Mortgage-Backed Securities	18.0%
U.S. Treasury Obligations	15.5%
Corporate Bonds & Notes	13.2%
Sovereign Issues	4.9%
Loan Participations and Assignments	2.2%
Common Stocks	0.5%
Affiliated Investments	0.4%
Preferred Securities	0.3%
Short-Term Investments	0.4%
Other Investments	2.5%
Other Assets and Liabilities, Net	(46.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026495
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
Class Name	Administrative
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$59	1.17%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to duration in the U.S. contributed to relative performance, as yields rose.

• Underweight exposure to duration in Japan contributed to relative performance, as yields rose.

• Long exposure to senior securitized assets, particularly non-agency mortgage-backed securities and high-quality collateralized loan obligations, contributed to relative performance, as spreads tightened.

• Overweight exposure to duration in the U.K. detracted from relative performance, as yields rose.

• Overweight exposure to duration in the eurozone, particularly in April 2024, detracted from relative performance, as yields rose.

• Underweight exposure to duration in China detracted from relative performance, as yields fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
6/30/14	$10,000	$10,000
7/31/14	$10,091	$10,053
8/31/14	$10,248	$10,185
9/30/14	$10,243	$10,182
10/31/14	$10,322	$10,238
11/30/14	$10,457	$10,353
12/31/14	$10,569	$10,446
1/31/15	$10,779	$10,627
2/28/15	$10,794	$10,586
3/31/15	$10,846	$10,656
4/30/15	$10,720	$10,575
5/31/15	$10,576	$10,515
6/30/15	$10,390	$10,372
7/31/15	$10,568	$10,501
8/31/15	$10,481	$10,465
9/30/15	$10,530	$10,525
10/31/15	$10,608	$10,580
11/30/15	$10,676	$10,612
12/31/15	$10,600	$10,588
1/31/16	$10,706	$10,756
2/29/16	$10,761	$10,883
3/31/16	$10,870	$10,960
4/30/16	$10,881	$10,957
5/31/16	$10,953	$11,037
6/30/16	$11,195	$11,258
7/31/16	$11,315	$11,320
8/31/16	$11,351	$11,315
9/30/16	$11,384	$11,317
10/31/16	$11,296	$11,187
11/30/16	$11,191	$11,065
12/31/16	$11,286	$11,107
1/31/17	$11,206	$11,011
2/28/17	$11,353	$11,120
3/31/17	$11,340	$11,113
4/30/17	$11,378	$11,180
5/31/17	$11,415	$11,228
6/30/17	$11,373	$11,178
7/31/17	$11,421	$11,204
8/31/17	$11,521	$11,308
9/30/17	$11,498	$11,255
10/31/17	$11,579	$11,333
11/30/17	$11,620	$11,377
12/31/17	$11,598	$11,382
1/31/18	$11,605	$11,337
2/28/18	$11,635	$11,373
3/31/18	$11,742	$11,489
4/30/18	$11,731	$11,478
5/31/18	$11,744	$11,494
6/30/18	$11,781	$11,544
7/31/18	$11,807	$11,542
8/31/18	$11,791	$11,548
9/30/18	$11,781	$11,525
10/31/18	$11,806	$11,558
11/30/18	$11,800	$11,608
12/31/18	$11,844	$11,743
1/31/19	$12,000	$11,862
2/28/19	$12,038	$11,889
3/31/19	$12,187	$12,090
4/30/19	$12,207	$12,095
5/31/19	$12,329	$12,240
6/30/19	$12,512	$12,422
7/31/19	$12,631	$12,574
8/31/19	$12,818	$12,827
9/30/19	$12,758	$12,774
10/31/19	$12,704	$12,700
11/30/19	$12,656	$12,676
12/31/19	$12,674	$12,632
1/31/20	$12,870	$12,849
2/29/20	$12,886	$12,951
3/31/20	$12,363	$12,696
4/30/20	$12,634	$12,876
5/31/20	$12,733	$12,878
6/30/20	$12,832	$12,919
7/31/20	$12,996	$13,012
8/31/20	$13,005	$12,919
9/30/20	$13,109	$13,007
10/31/20	$13,190	$13,047
11/30/20	$13,260	$13,077
12/31/20	$13,378	$13,130
1/31/21	$13,351	$13,072
2/28/21	$13,182	$12,855
3/31/21	$13,204	$12,880
4/30/21	$13,179	$12,867
5/31/21	$13,202	$12,883
6/30/21	$13,196	$12,925
7/31/21	$13,329	$13,100
8/31/21	$13,302	$13,069
9/30/21	$13,177	$12,937
10/31/21	$13,088	$12,882
11/30/21	$13,169	$13,017
12/31/21	$13,116	$12,946
1/31/22	$13,015	$12,802
2/28/22	$12,806	$12,628
3/31/22	$12,611	$12,422
4/30/22	$12,356	$12,188
5/31/22	$12,235	$12,099
6/30/22	$11,998	$11,924
7/31/22	$12,296	$12,245
8/31/22	$12,018	$11,934
9/30/22	$11,689	$11,661
10/31/22	$11,768	$11,719
11/30/22	$11,970	$11,903
12/31/22	$11,784	$11,682
1/31/23	$12,038	$11,880
2/28/23	$11,934	$11,779
3/31/23	$12,102	$12,016
4/30/23	$12,137	$12,066
5/31/23	$12,138	$12,084
6/30/23	$12,161	$12,104
7/31/23	$12,210	$12,113
8/31/23	$12,237	$12,147
9/30/23	$12,126	$12,010
10/31/23	$12,100	$12,006
11/30/23	$12,437	$12,318
12/31/23	$12,847	$12,653
1/31/24	$12,817	$12,634
2/29/24	$12,815	$12,616
3/31/24	$13,001	$12,727
4/30/24	$12,885	$12,610
5/31/24	$12,934	$12,638
6/30/24	$13,006	$12,741

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	6.95%	0.78%	2.66%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	5.26%	0.51%	2.45%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 525,231,000	$ 525,231,000	$ 525,231,000	$ 525,231,000
Holdings Count | Holding	1,083	1,083	1,083	1,083
Advisory Fees Paid, Amount	$ 689,000
InvestmentCompanyPortfolioTurnover	315.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$525,231
# of Portfolio Holdings	1,083
Portfolio Turnover Rate	315%
Total Net Advisory Fees Paid During the Reporting Period	$689
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	74.7%
Japan	13.9%
United Kingdom	6.8%
Cayman Islands	5.3%
Canada	3.9%
South Korea	3.4%
Ireland	2.3%
France	2.0%
Saudi Arabia	1.6%
Spain	1.4%
Malaysia	1.3%
Switzerland	1.2%
China	1.2%
Other Countries	7.1%
Other Investments	1.6%
Other Assets and Liabilities, Net	(27.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any,valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000139585
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
Class Name	Advisor
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$64	1.27%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to duration in the U.S. contributed to relative performance, as yields rose.

• Underweight exposure to duration in Japan contributed to relative performance, as yields rose.

• Long exposure to senior securitized assets, particularly non-agency mortgage-backed securities and high-quality collateralized loan obligations, contributed to relative performance, as spreads tightened.

• Overweight exposure to duration in the U.K. detracted from relative performance, as yields rose.

• Overweight exposure to duration in the eurozone, particularly in April 2024, detracted from relative performance, as yields rose.

• Underweight exposure to duration in China detracted from relative performance, as yields fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
6/30/14	$10,000	$10,000
7/31/14	$10,090	$10,053
8/31/14	$10,247	$10,185
9/30/14	$10,240	$10,182
10/31/14	$10,318	$10,238
11/30/14	$10,452	$10,353
12/31/14	$10,564	$10,446
1/31/15	$10,773	$10,627
2/28/15	$10,787	$10,586
3/31/15	$10,838	$10,656
4/30/15	$10,712	$10,575
5/31/15	$10,566	$10,515
6/30/15	$10,380	$10,372
7/31/15	$10,557	$10,501
8/31/15	$10,470	$10,465
9/30/15	$10,517	$10,525
10/31/15	$10,595	$10,580
11/30/15	$10,661	$10,612
12/31/15	$10,584	$10,588
1/31/16	$10,689	$10,756
2/29/16	$10,743	$10,883
3/31/16	$10,852	$10,960
4/30/16	$10,861	$10,957
5/31/16	$10,933	$11,037
6/30/16	$11,174	$11,258
7/31/16	$11,292	$11,320
8/31/16	$11,327	$11,315
9/30/16	$11,359	$11,317
10/31/16	$11,270	$11,187
11/30/16	$11,164	$11,065
12/31/16	$11,258	$11,107
1/31/17	$11,177	$11,011
2/28/17	$11,324	$11,120
3/31/17	$11,309	$11,113
4/30/17	$11,346	$11,180
5/31/17	$11,383	$11,228
6/30/17	$11,339	$11,178
7/31/17	$11,386	$11,204
8/31/17	$11,486	$11,308
9/30/17	$11,461	$11,255
10/31/17	$11,541	$11,333
11/30/17	$11,581	$11,377
12/31/17	$11,558	$11,382
1/31/18	$11,564	$11,337
2/28/18	$11,593	$11,373
3/31/18	$11,698	$11,489
4/30/18	$11,687	$11,478
5/31/18	$11,698	$11,494
6/30/18	$11,734	$11,544
7/31/18	$11,760	$11,542
8/31/18	$11,742	$11,548
9/30/18	$11,732	$11,525
10/31/18	$11,756	$11,558
11/30/18	$11,749	$11,608
12/31/18	$11,791	$11,743
1/31/19	$11,946	$11,862
2/28/19	$11,982	$11,889
3/31/19	$12,130	$12,090
4/30/19	$12,149	$12,095
5/31/19	$12,269	$12,240
6/30/19	$12,450	$12,422
7/31/19	$12,568	$12,574
8/31/19	$12,753	$12,827
9/30/19	$12,692	$12,774
10/31/19	$12,638	$12,700
11/30/19	$12,588	$12,676
12/31/19	$12,605	$12,632
1/31/20	$12,799	$12,849
2/29/20	$12,814	$12,951
3/31/20	$12,293	$12,696
4/30/20	$12,562	$12,876
5/31/20	$12,659	$12,878
6/30/20	$12,756	$12,919
7/31/20	$12,918	$13,012
8/31/20	$12,926	$12,919
9/30/20	$13,028	$13,007
10/31/20	$13,108	$13,047
11/30/20	$13,176	$13,077
12/31/20	$13,292	$13,130
1/31/21	$13,264	$13,072
2/28/21	$13,095	$12,855
3/31/21	$13,116	$12,880
4/30/21	$13,090	$12,867
5/31/21	$13,112	$12,883
6/30/21	$13,105	$12,925
7/31/21	$13,235	$13,100
8/31/21	$13,208	$13,069
9/30/21	$13,082	$12,937
10/31/21	$12,993	$12,882
11/30/21	$13,073	$13,017
12/31/21	$13,019	$12,946
1/31/22	$12,918	$12,802
2/28/22	$12,709	$12,628
3/31/22	$12,515	$12,422
4/30/22	$12,260	$12,188
5/31/22	$12,140	$12,099
6/30/22	$11,903	$11,924
7/31/22	$12,198	$12,245
8/31/22	$11,921	$11,934
9/30/22	$11,594	$11,661
10/31/22	$11,671	$11,719
11/30/22	$11,871	$11,903
12/31/22	$11,685	$11,682
1/31/23	$11,935	$11,880
2/28/23	$11,831	$11,779
3/31/23	$11,997	$12,016
4/30/23	$12,031	$12,066
5/31/23	$12,030	$12,084
6/30/23	$12,053	$12,104
7/31/23	$12,100	$12,113
8/31/23	$12,126	$12,147
9/30/23	$12,015	$12,010
10/31/23	$11,988	$12,006
11/30/23	$12,321	$12,318
12/31/23	$12,726	$12,653
1/31/24	$12,695	$12,634
2/29/24	$12,692	$12,616
3/31/24	$12,876	$12,727
4/30/24	$12,759	$12,610
5/31/24	$12,807	$12,638
6/30/24	$12,878	$12,741

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	6.85%	0.68%	2.56%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	5.26%	0.51%	2.45%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 525,231,000	$ 525,231,000	$ 525,231,000	$ 525,231,000
Holdings Count | Holding	1,083	1,083	1,083	1,083
Advisory Fees Paid, Amount	$ 689,000
InvestmentCompanyPortfolioTurnover	315.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$525,231
# of Portfolio Holdings	1,083
Portfolio Turnover Rate	315%
Total Net Advisory Fees Paid During the Reporting Period	$689
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	74.7%
Japan	13.9%
United Kingdom	6.8%
Cayman Islands	5.3%
Canada	3.9%
South Korea	3.4%
Ireland	2.3%
France	2.0%
Saudi Arabia	1.6%
Spain	1.4%
Malaysia	1.3%
Switzerland	1.2%
China	1.2%
Other Countries	7.1%
Other Investments	1.6%
Other Assets and Liabilities, Net	(27.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any,valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026496
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
Class Name	Institutional
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	1.02%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to duration in the U.S. contributed to relative performance, as yields rose.

• Underweight exposure to duration in Japan contributed to relative performance, as yields rose.

• Long exposure to senior securitized assets, particularly non-agency mortgage-backed securities and high-quality collateralized loan obligations, contributed to relative performance, as spreads tightened.

• Overweight exposure to duration in the U.K. detracted from relative performance, as yields rose.

• Overweight exposure to duration in the eurozone, particularly in April 2024, detracted from relative performance, as yields rose.

• Underweight exposure to duration in China detracted from relative performance, as yields fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
6/30/14	$10,000	$10,000
7/31/14	$10,092	$10,053
8/31/14	$10,251	$10,185
9/30/14	$10,246	$10,182
10/31/14	$10,327	$10,238
11/30/14	$10,463	$10,353
12/31/14	$10,577	$10,446
1/31/15	$10,789	$10,627
2/28/15	$10,805	$10,586
3/31/15	$10,858	$10,656
4/30/15	$10,733	$10,575
5/31/15	$10,590	$10,515
6/30/15	$10,406	$10,372
7/31/15	$10,586	$10,501
8/31/15	$10,500	$10,465
9/30/15	$10,550	$10,525
10/31/15	$10,630	$10,580
11/30/15	$10,699	$10,612
12/31/15	$10,624	$10,588
1/31/16	$10,731	$10,756
2/29/16	$10,788	$10,883
3/31/16	$10,899	$10,960
4/30/16	$10,911	$10,957
5/31/16	$10,985	$11,037
6/30/16	$11,229	$11,258
7/31/16	$11,350	$11,320
8/31/16	$11,388	$11,315
9/30/16	$11,423	$11,317
10/31/16	$11,336	$11,187
11/30/16	$11,231	$11,065
12/31/16	$11,328	$11,107
1/31/17	$11,249	$11,011
2/28/17	$11,399	$11,120
3/31/17	$11,386	$11,113
4/30/17	$11,426	$11,180
5/31/17	$11,465	$11,228
6/30/17	$11,424	$11,178
7/31/17	$11,474	$11,204
8/31/17	$11,576	$11,308
9/30/17	$11,554	$11,255
10/31/17	$11,637	$11,333
11/30/17	$11,679	$11,377
12/31/17	$11,659	$11,382
1/31/18	$11,668	$11,337
2/28/18	$11,699	$11,373
3/31/18	$11,808	$11,489
4/30/18	$11,798	$11,478
5/31/18	$11,813	$11,494
6/30/18	$11,851	$11,544
7/31/18	$11,879	$11,542
8/31/18	$11,865	$11,548
9/30/18	$11,856	$11,525
10/31/18	$11,883	$11,558
11/30/18	$11,878	$11,608
12/31/18	$11,924	$11,743
1/31/19	$12,083	$11,862
2/28/19	$12,122	$11,889
3/31/19	$12,274	$12,090
4/30/19	$12,295	$12,095
5/31/19	$12,420	$12,240
6/30/19	$12,606	$12,422
7/31/19	$12,727	$12,574
8/31/19	$12,918	$12,827
9/30/19	$12,859	$12,774
10/31/19	$12,806	$12,700
11/30/19	$12,759	$12,676
12/31/19	$12,778	$12,632
1/31/20	$12,978	$12,849
2/29/20	$12,996	$12,951
3/31/20	$12,470	$12,696
4/30/20	$12,745	$12,876
5/31/20	$12,847	$12,878
6/30/20	$12,947	$12,919
7/31/20	$13,115	$13,012
8/31/20	$13,126	$12,919
9/30/20	$13,232	$13,007
10/31/20	$13,316	$13,047
11/30/20	$13,388	$13,077
12/31/20	$13,509	$13,130
1/31/21	$13,483	$13,072
2/28/21	$13,314	$12,855
3/31/21	$13,338	$12,880
4/30/21	$13,315	$12,867
5/31/21	$13,339	$12,883
6/30/21	$13,335	$12,925
7/31/21	$13,471	$13,100
8/31/21	$13,446	$13,069
9/30/21	$13,320	$12,937
10/31/21	$13,232	$12,882
11/30/21	$13,316	$13,017
12/31/21	$13,264	$12,946
1/31/22	$13,164	$12,802
2/28/22	$12,954	$12,628
3/31/22	$12,758	$12,422
4/30/22	$12,501	$12,188
5/31/22	$12,381	$12,099
6/30/22	$12,142	$11,924
7/31/22	$12,446	$12,245
8/31/22	$12,166	$11,934
9/30/22	$11,835	$11,661
10/31/22	$11,916	$11,719
11/30/22	$12,122	$11,903
12/31/22	$11,935	$11,682
1/31/23	$12,193	$11,880
2/28/23	$12,089	$11,779
3/31/23	$12,261	$12,016
4/30/23	$12,298	$12,066
5/31/23	$12,301	$12,084
6/30/23	$12,326	$12,104
7/31/23	$12,377	$12,113
8/31/23	$12,406	$12,147
9/30/23	$12,295	$12,010
10/31/23	$12,270	$12,006
11/30/23	$12,614	$12,318
12/31/23	$13,031	$12,653
1/31/24	$13,002	$12,634
2/29/24	$13,001	$12,616
3/31/24	$13,192	$12,727
4/30/24	$13,076	$12,610
5/31/24	$13,127	$12,638
6/30/24	$13,202	$12,741

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	7.11%	0.93%	2.82%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	5.26%	0.51%	2.45%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 525,231,000	$ 525,231,000	$ 525,231,000	$ 525,231,000
Holdings Count | Holding	1,083	1,083	1,083	1,083
Advisory Fees Paid, Amount	$ 689,000
InvestmentCompanyPortfolioTurnover	315.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$525,231
# of Portfolio Holdings	1,083
Portfolio Turnover Rate	315%
Total Net Advisory Fees Paid During the Reporting Period	$689
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	74.7%
Japan	13.9%
United Kingdom	6.8%
Cayman Islands	5.3%
Canada	3.9%
South Korea	3.4%
Ireland	2.3%
France	2.0%
Saudi Arabia	1.6%
Spain	1.4%
Malaysia	1.3%
Switzerland	1.2%
China	1.2%
Other Countries	7.1%
Other Investments	1.6%
Other Assets and Liabilities, Net	(27.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any,valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000028252
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Portfolio (Unhedged)
Class Name	Administrative
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$54	1.12%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to duration in the U.S. contributed to relative performance, as yields rose.

• Long exposure to senior securitized assets, particularly high-quality collateralized loan obligations and non-agency mortgage-backed securities, contributed to relative performance, as spreads tightened.

• Underweight exposure to duration in Japan contributed to relative performance, as yields rose.

• Overweight exposure to duration in the U.K. detracted from relative performance, as yields rose.

• Overweight exposure to duration in the eurozone, particularly in April 2024, detracted from relative performance, as yields rose.

• Underweight exposure to duration in China detracted from relative performance, as yields fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
6/30/14	$10,000	$10,000
7/31/14	$9,910	$9,865
8/31/14	$10,025	$9,882
9/30/14	$9,602	$9,462
10/31/14	$9,549	$9,397
11/30/14	$9,447	$9,291
12/31/14	$9,366	$9,179
1/31/15	$9,298	$9,010
2/28/15	$9,280	$8,940
3/31/15	$9,125	$8,754
4/30/15	$9,325	$8,943
5/31/15	$8,955	$8,673
6/30/15	$8,843	$8,681
7/31/15	$8,769	$8,668
8/31/15	$8,691	$8,699
9/30/15	$8,701	$8,736
10/31/15	$8,818	$8,764
11/30/15	$8,683	$8,521
12/31/15	$8,703	$8,626
1/31/16	$8,656	$8,669
2/29/16	$8,888	$8,972
3/31/16	$9,295	$9,339
4/30/16	$9,517	$9,529
5/31/16	$9,277	$9,302
6/30/16	$9,609	$9,657
7/31/16	$9,730	$9,736
8/31/16	$9,693	$9,658
9/30/16	$9,790	$9,756
10/31/16	$9,403	$9,331
11/30/16	$8,999	$8,840
12/31/16	$8,965	$8,755
1/31/17	$9,179	$8,919
2/28/17	$9,237	$8,945
3/31/17	$9,268	$8,972
4/30/17	$9,336	$9,100
5/31/17	$9,487	$9,299
6/30/17	$9,576	$9,290
7/31/17	$9,886	$9,539
8/31/17	$9,957	$9,641
9/30/17	$9,863	$9,520
10/31/17	$9,762	$9,449
11/30/17	$9,883	$9,649
12/31/17	$9,936	$9,675
1/31/18	$10,336	$9,969
2/28/18	$10,158	$9,884
3/31/18	$10,262	$10,026
4/30/18	$9,993	$9,798
5/31/18	$9,854	$9,615
6/30/18	$9,793	$9,548
7/31/18	$9,835	$9,513
8/31/18	$9,691	$9,484
9/30/18	$9,712	$9,382
10/31/18	$9,501	$9,252
11/30/18	$9,544	$9,262
12/31/18	$9,541	$9,467
1/31/19	$9,844	$9,644
2/28/19	$9,769	$9,543
3/31/19	$9,816	$9,611
4/30/19	$9,783	$9,553
5/31/19	$9,814	$9,652
6/30/19	$10,114	$9,940
7/31/19	$9,971	$9,869
8/31/19	$10,020	$10,025
9/30/19	$9,953	$9,883
10/31/19	$10,065	$9,977
11/30/19	$9,941	$9,842
12/31/19	$10,211	$9,949
1/31/20	$10,187	$10,024
2/29/20	$10,069	$10,004
3/31/20	$9,258	$9,682
4/30/20	$9,554	$9,880
5/31/20	$9,769	$9,910
6/30/20	$9,978	$10,010
7/31/20	$10,479	$10,455
8/31/20	$10,661	$10,485
9/30/20	$10,521	$10,424
10/31/20	$10,574	$10,472
11/30/20	$10,937	$10,722
12/31/20	$11,311	$10,955
1/31/21	$11,200	$10,842
2/28/21	$10,951	$10,632
3/31/21	$10,757	$10,375
4/30/21	$10,941	$10,543
5/31/21	$11,069	$10,686
6/30/21	$10,835	$10,471
7/31/21	$10,958	$10,628
8/31/21	$10,888	$10,563
9/30/21	$10,635	$10,304
10/31/21	$10,552	$10,264
11/30/21	$10,491	$10,190
12/31/21	$10,461	$10,182
1/31/22	$10,297	$9,983
2/28/22	$10,135	$9,873
3/31/22	$9,791	$9,556
4/30/22	$9,117	$8,904
5/31/22	$9,118	$8,904
6/30/22	$8,658	$8,504
7/31/22	$8,821	$8,667
8/31/22	$8,376	$8,234
9/30/22	$7,846	$7,751
10/31/22	$7,858	$7,740
11/30/22	$8,413	$8,172
12/31/22	$8,476	$8,279
1/31/23	$8,789	$8,567
2/28/23	$8,418	$8,225
3/31/23	$8,707	$8,532
4/30/23	$8,722	$8,556
5/31/23	$8,481	$8,326
6/30/23	$8,508	$8,348
7/31/23	$8,631	$8,454
8/31/23	$8,463	$8,288
9/30/23	$8,189	$8,014
10/31/23	$8,114	$7,941
11/30/23	$8,557	$8,379
12/31/23	$9,002	$8,752
1/31/24	$8,777	$8,552
2/29/24	$8,708	$8,451
3/31/24	$8,782	$8,471
4/30/24	$8,546	$8,252
5/31/24	$8,673	$8,334
6/30/24	$8,607	$8,292

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	1.17%	(3.18%)	(1.49%)
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	(0.66%)	(3.56%)	(1.86%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 22,511,000	$ 22,511,000	$ 22,511,000	$ 22,511,000
Holdings Count | Holding	691	691	691	691
Advisory Fees Paid, Amount	$ 29,000
InvestmentCompanyPortfolioTurnover	343.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$22,511
# of Portfolio Holdings	691
Portfolio Turnover Rate	343%
Total Net Advisory Fees Paid During the Reporting Period	$29
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	78.7%
Japan	11.0%
Cayman Islands	6.0%
United Kingdom	5.3%
Canada	3.2%
South Korea	3.1%
Italy	2.0%
Spain	2.0%
France	1.9%
Saudi Arabia	1.7%
Ireland	1.3%
Malaysia	1.3%
China	1.1%
Singapore	1.0%
Other Countries	6.0%
Other Investments	0.0%
Other Assets and Liabilities, Net	(25.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any,valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000030991
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Portfolio (Unhedged)
Class Name	Advisor
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$59	1.22%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to duration in the U.S. contributed to relative performance, as yields rose.

• Long exposure to senior securitized assets, particularly high-quality collateralized loan obligations and non-agency mortgage-backed securities, contributed to relative performance, as spreads tightened.

• Underweight exposure to duration in Japan contributed to relative performance, as yields rose.

• Overweight exposure to duration in the U.K. detracted from relative performance, as yields rose.

• Overweight exposure to duration in the eurozone, particularly in April 2024, detracted from relative performance, as yields rose.

• Underweight exposure to duration in China detracted from relative performance, as yields fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
6/30/14	$10,000	$10,000
7/31/14	$9,909	$9,865
8/31/14	$10,024	$9,882
9/30/14	$9,600	$9,462
10/31/14	$9,545	$9,397
11/30/14	$9,443	$9,291
12/31/14	$9,361	$9,179
1/31/15	$9,293	$9,010
2/28/15	$9,274	$8,940
3/31/15	$9,118	$8,754
4/30/15	$9,317	$8,943
5/31/15	$8,947	$8,673
6/30/15	$8,835	$8,681
7/31/15	$8,759	$8,668
8/31/15	$8,681	$8,699
9/30/15	$8,690	$8,736
10/31/15	$8,806	$8,764
11/30/15	$8,671	$8,521
12/31/15	$8,690	$8,626
1/31/16	$8,642	$8,669
2/29/16	$8,873	$8,972
3/31/16	$9,279	$9,339
4/30/16	$9,500	$9,529
5/31/16	$9,259	$9,302
6/30/16	$9,589	$9,657
7/31/16	$9,709	$9,736
8/31/16	$9,672	$9,658
9/30/16	$9,768	$9,756
10/31/16	$9,381	$9,331
11/30/16	$8,978	$8,840
12/31/16	$8,942	$8,755
1/31/17	$9,155	$8,919
2/28/17	$9,213	$8,945
3/31/17	$9,242	$8,972
4/30/17	$9,310	$9,100
5/31/17	$9,459	$9,299
6/30/17	$9,548	$9,290
7/31/17	$9,856	$9,539
8/31/17	$9,925	$9,641
9/30/17	$9,831	$9,520
10/31/17	$9,730	$9,449
11/30/17	$9,849	$9,649
12/31/17	$9,901	$9,675
1/31/18	$10,299	$9,969
2/28/18	$10,121	$9,884
3/31/18	$10,224	$10,026
4/30/18	$9,954	$9,798
5/31/18	$9,816	$9,615
6/30/18	$9,754	$9,548
7/31/18	$9,795	$9,513
8/31/18	$9,650	$9,484
9/30/18	$9,671	$9,382
10/31/18	$9,459	$9,252
11/30/18	$9,502	$9,262
12/31/18	$9,498	$9,467
1/31/19	$9,799	$9,644
2/28/19	$9,724	$9,543
3/31/19	$9,769	$9,611
4/30/19	$9,736	$9,553
5/31/19	$9,765	$9,652
6/30/19	$10,064	$9,940
7/31/19	$9,920	$9,869
8/31/19	$9,968	$10,025
9/30/19	$9,900	$9,883
10/31/19	$10,012	$9,977
11/30/19	$9,887	$9,842
12/31/19	$10,155	$9,949
1/31/20	$10,130	$10,024
2/29/20	$10,012	$10,004
3/31/20	$9,205	$9,682
4/30/20	$9,499	$9,880
5/31/20	$9,712	$9,910
6/30/20	$9,918	$10,010
7/31/20	$10,416	$10,455
8/31/20	$10,596	$10,485
9/30/20	$10,455	$10,424
10/31/20	$10,507	$10,472
11/30/20	$10,867	$10,722
12/31/20	$11,238	$10,955
1/31/21	$11,126	$10,842
2/28/21	$10,878	$10,632
3/31/21	$10,685	$10,375
4/30/21	$10,866	$10,543
5/31/21	$10,992	$10,686
6/30/21	$10,760	$10,471
7/31/21	$10,881	$10,628
8/31/21	$10,810	$10,563
9/30/21	$10,558	$10,304
10/31/21	$10,474	$10,264
11/30/21	$10,413	$10,190
12/31/21	$10,382	$10,182
1/31/22	$10,219	$9,983
2/28/22	$10,057	$9,873
3/31/22	$9,715	$9,556
4/30/22	$9,045	$8,904
5/31/22	$9,045	$8,904
6/30/22	$8,589	$8,504
7/31/22	$8,749	$8,667
8/31/22	$8,307	$8,234
9/30/22	$7,781	$7,751
10/31/22	$7,792	$7,740
11/30/22	$8,342	$8,172
12/31/22	$8,403	$8,279
1/31/23	$8,713	$8,567
2/28/23	$8,345	$8,225
3/31/23	$8,630	$8,532
4/30/23	$8,645	$8,556
5/31/23	$8,405	$8,326
6/30/23	$8,431	$8,348
7/31/23	$8,552	$8,454
8/31/23	$8,385	$8,288
9/30/23	$8,113	$8,014
10/31/23	$8,038	$7,941
11/30/23	$8,476	$8,379
12/31/23	$8,916	$8,752
1/31/24	$8,693	$8,552
2/29/24	$8,624	$8,451
3/31/24	$8,697	$8,471
4/30/24	$8,462	$8,252
5/31/24	$8,587	$8,334
6/30/24	$8,521	$8,292

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	1.07%	(3.27%)	(1.59%)
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	(0.66%)	(3.56%)	(1.86%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 22,511,000	$ 22,511,000	$ 22,511,000	$ 22,511,000
Holdings Count | Holding	691	691	691	691
Advisory Fees Paid, Amount	$ 29,000
InvestmentCompanyPortfolioTurnover	343.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$22,511
# of Portfolio Holdings	691
Portfolio Turnover Rate	343%
Total Net Advisory Fees Paid During the Reporting Period	$29
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	78.7%
Japan	11.0%
Cayman Islands	6.0%
United Kingdom	5.3%
Canada	3.2%
South Korea	3.1%
Italy	2.0%
Spain	2.0%
France	1.9%
Saudi Arabia	1.7%
Ireland	1.3%
Malaysia	1.3%
China	1.1%
Singapore	1.0%
Other Countries	6.0%
Other Investments	0.0%
Other Assets and Liabilities, Net	(25.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any,valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000109754
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Portfolio (Unhedged)
Class Name	Institutional
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	0.97%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to duration in the U.S. contributed to relative performance, as yields rose.

• Long exposure to senior securitized assets, particularly high-quality collateralized loan obligations and non-agency mortgage-backed securities, contributed to relative performance, as spreads tightened.

• Underweight exposure to duration in Japan contributed to relative performance, as yields rose.

• Overweight exposure to duration in the U.K. detracted from relative performance, as yields rose.

• Overweight exposure to duration in the eurozone, particularly in April 2024, detracted from relative performance, as yields rose.

• Underweight exposure to duration in China detracted from relative performance, as yields fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
6/30/14	$10,000	$10,000
7/31/14	$9,911	$9,865
8/31/14	$10,028	$9,882
9/30/14	$9,606	$9,462
10/31/14	$9,554	$9,397
11/30/14	$9,454	$9,291
12/31/14	$9,374	$9,179
1/31/15	$9,308	$9,010
2/28/15	$9,291	$8,940
3/31/15	$9,138	$8,754
4/30/15	$9,339	$8,943
5/31/15	$8,971	$8,673
6/30/15	$8,860	$8,681
7/31/15	$8,787	$8,668
8/31/15	$8,710	$8,699
9/30/15	$8,721	$8,736
10/31/15	$8,840	$8,764
11/30/15	$8,706	$8,521
12/31/15	$8,727	$8,626
1/31/16	$8,681	$8,669
2/29/16	$8,914	$8,972
3/31/16	$9,324	$9,339
4/30/16	$9,547	$9,529
5/31/16	$9,307	$9,302
6/30/16	$9,641	$9,657
7/31/16	$9,764	$9,736
8/31/16	$9,728	$9,658
9/30/16	$9,827	$9,756
10/31/16	$9,440	$9,331
11/30/16	$9,036	$8,840
12/31/16	$9,003	$8,755
1/31/17	$9,219	$8,919
2/28/17	$9,278	$8,945
3/31/17	$9,310	$8,972
4/30/17	$9,380	$9,100
5/31/17	$9,533	$9,299
6/30/17	$9,623	$9,290
7/31/17	$9,935	$9,539
8/31/17	$10,007	$9,641
9/30/17	$9,914	$9,520
10/31/17	$9,814	$9,449
11/30/17	$9,936	$9,649
12/31/17	$9,989	$9,675
1/31/18	$10,392	$9,969
2/28/18	$10,215	$9,884
3/31/18	$10,321	$10,026
4/30/18	$10,051	$9,798
5/31/18	$9,913	$9,615
6/30/18	$9,853	$9,548
7/31/18	$9,896	$9,513
8/31/18	$9,751	$9,484
9/30/18	$9,774	$9,382
10/31/18	$9,562	$9,252
11/30/18	$9,606	$9,262
12/31/18	$9,605	$9,467
1/31/19	$9,911	$9,644
2/28/19	$9,836	$9,543
3/31/19	$9,885	$9,611
4/30/19	$9,852	$9,553
5/31/19	$9,884	$9,652
6/30/19	$10,188	$9,940
7/31/19	$10,045	$9,869
8/31/19	$10,096	$10,025
9/30/19	$10,029	$9,883
10/31/19	$10,144	$9,977
11/30/19	$10,020	$9,842
12/31/19	$10,294	$9,949
1/31/20	$10,271	$10,024
2/29/20	$10,153	$10,004
3/31/20	$9,336	$9,682
4/30/20	$9,636	$9,880
5/31/20	$9,854	$9,910
6/30/20	$10,066	$10,010
7/31/20	$10,573	$10,455
8/31/20	$10,758	$10,485
9/30/20	$10,618	$10,424
10/31/20	$10,672	$10,472
11/30/20	$11,040	$10,722
12/31/20	$11,419	$10,955
1/31/21	$11,307	$10,842
2/28/21	$11,057	$10,632
3/31/21	$10,863	$10,375
4/30/21	$11,049	$10,543
5/31/21	$11,180	$10,686
6/30/21	$10,946	$10,471
7/31/21	$11,071	$10,628
8/31/21	$11,002	$10,563
9/30/21	$10,747	$10,304
10/31/21	$10,665	$10,264
11/30/21	$10,604	$10,190
12/31/21	$10,576	$10,182
1/31/22	$10,412	$9,983
2/28/22	$10,248	$9,873
3/31/22	$9,902	$9,556
4/30/22	$9,221	$8,904
5/31/22	$9,223	$8,904
6/30/22	$8,760	$8,504
7/31/22	$8,925	$8,667
8/31/22	$8,477	$8,234
9/30/22	$7,941	$7,751
10/31/22	$7,954	$7,740
11/30/22	$8,517	$8,172
12/31/22	$8,582	$8,279
1/31/23	$8,900	$8,567
2/28/23	$8,526	$8,225
3/31/23	$8,819	$8,532
4/30/23	$8,836	$8,556
5/31/23	$8,593	$8,326
6/30/23	$8,621	$8,348
7/31/23	$8,747	$8,454
8/31/23	$8,578	$8,288
9/30/23	$8,301	$8,014
10/31/23	$8,226	$7,941
11/30/23	$8,676	$8,379
12/31/23	$9,129	$8,752
1/31/24	$8,902	$8,552
2/29/24	$8,833	$8,451
3/31/24	$8,909	$8,471
4/30/24	$8,670	$8,252
5/31/24	$8,801	$8,334
6/30/24	$8,735	$8,292

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	1.33%	(3.03%)	(1.34%)
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	(0.66%)	(3.56%)	(1.86%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 22,511,000	$ 22,511,000	$ 22,511,000	$ 22,511,000
Holdings Count | Holding	691	691	691	691
Advisory Fees Paid, Amount	$ 29,000
InvestmentCompanyPortfolioTurnover	343.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$22,511
# of Portfolio Holdings	691
Portfolio Turnover Rate	343%
Total Net Advisory Fees Paid During the Reporting Period	$29
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	78.7%
Japan	11.0%
Cayman Islands	6.0%
United Kingdom	5.3%
Canada	3.2%
South Korea	3.1%
Italy	2.0%
Spain	2.0%
France	1.9%
Saudi Arabia	1.7%
Ireland	1.3%
Malaysia	1.3%
China	1.1%
Singapore	1.0%
Other Countries	6.0%
Other Investments	0.0%
Other Assets and Liabilities, Net	(25.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any,valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026500
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term U.S. Government Portfolio
Class Name	Administrative
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$127	2.62%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	2.62%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• U.S. interest rate strategies overall, including duration, curve positioning and instrument selection, contributed to performance due to underweight exposure to duration, as U.S. Treasury yields rose.

• Out-of-benchmark exposure to U.S. Treasury Inflation-Protected Securities contributed to performance, as breakeven inflation rates rose.

• Out-of-benchmark exposure to agency residential mortgage-backed securities slightly detracted from performance, as the strategy underperformed like-duration treasuries.

• There were no other material contributors or detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Treasury Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,052	$9,975	$10,055
8/31/14	$10,464	$10,085	$10,463
9/30/14	$10,261	$10,017	$10,269
10/31/14	$10,518	$10,115	$10,551
11/30/14	$10,812	$10,187	$10,843
12/31/14	$11,073	$10,196	$11,154
1/31/15	$12,036	$10,410	$12,108
2/28/15	$11,381	$10,312	$11,461
3/31/15	$11,508	$10,360	$11,595
4/30/15	$11,164	$10,323	$11,235
5/31/15	$10,934	$10,298	$11,056
6/30/15	$10,546	$10,186	$10,633
7/31/15	$10,984	$10,257	$11,005
8/31/15	$10,903	$10,242	$11,003
9/30/15	$11,091	$10,311	$11,172
10/31/15	$11,054	$10,313	$11,111
11/30/15	$10,962	$10,286	$11,020
12/31/15	$10,919	$10,252	$11,018
1/31/16	$11,479	$10,393	$11,572
2/29/16	$11,798	$10,467	$11,917
3/31/16	$11,799	$10,563	$11,917
4/30/16	$11,744	$10,604	$11,857
5/31/16	$11,804	$10,607	$11,951
6/30/16	$12,562	$10,797	$12,685
7/31/16	$12,809	$10,865	$12,969
8/31/16	$12,658	$10,853	$12,846
9/30/16	$12,515	$10,847	$12,639
10/31/16	$12,000	$10,764	$12,124
11/30/16	$11,038	$10,509	$11,224
12/31/16	$10,992	$10,524	$11,165
1/31/17	$11,068	$10,544	$11,208
2/28/17	$11,250	$10,615	$11,383
3/31/17	$11,187	$10,610	$11,320
4/30/17	$11,380	$10,692	$11,495
5/31/17	$11,584	$10,774	$11,722
6/30/17	$11,655	$10,763	$11,769
7/31/17	$11,597	$10,809	$11,696
8/31/17	$11,976	$10,906	$12,098
9/30/17	$11,705	$10,854	$11,837
10/31/17	$11,697	$10,861	$11,828
11/30/17	$11,778	$10,847	$11,913
12/31/17	$11,977	$10,897	$12,117
1/31/18	$11,588	$10,771	$11,726
2/28/18	$11,236	$10,669	$11,374
3/31/18	$11,555	$10,737	$11,718
4/30/18	$11,302	$10,658	$11,490
5/31/18	$11,523	$10,734	$11,733
6/30/18	$11,566	$10,720	$11,754
7/31/18	$11,411	$10,723	$11,581
8/31/18	$11,565	$10,792	$11,764
9/30/18	$11,248	$10,722	$11,415
10/31/18	$10,941	$10,638	$11,068
11/30/18	$11,134	$10,701	$11,277
12/31/18	$11,692	$10,898	$11,894
1/31/19	$11,762	$11,014	$11,974
2/28/19	$11,610	$11,007	$11,828
3/31/19	$12,230	$11,219	$12,449
4/30/19	$11,991	$11,221	$12,226
5/31/19	$12,746	$11,421	$13,026
6/30/19	$12,860	$11,564	$13,200
7/31/19	$12,892	$11,589	$13,221
8/31/19	$14,219	$11,890	$14,609
9/30/19	$13,861	$11,826	$14,245
10/31/19	$13,718	$11,862	$14,123
11/30/19	$13,667	$11,856	$14,050
12/31/19	$13,249	$11,848	$13,658
1/31/20	$14,197	$12,076	$14,592
2/29/20	$15,113	$12,293	$15,570
3/31/20	$16,002	$12,221	$16,513
4/30/20	$16,235	$12,438	$16,847
5/31/20	$15,936	$12,496	$16,532
6/30/20	$16,004	$12,575	$16,554
7/31/20	$16,674	$12,762	$17,253
8/31/20	$15,920	$12,659	$16,509
9/30/20	$16,013	$12,652	$16,573
10/31/20	$15,469	$12,596	$16,074
11/30/20	$15,720	$12,720	$16,267
12/31/20	$15,553	$12,737	$16,075
1/31/21	$15,087	$12,646	$15,495
2/28/21	$14,284	$12,463	$14,633
3/31/21	$13,537	$12,308	$13,903
4/30/21	$13,865	$12,405	$14,227
5/31/21	$13,861	$12,445	$14,291
6/30/21	$14,400	$12,533	$14,802
7/31/21	$14,902	$12,673	$15,342
8/31/21	$14,866	$12,649	$15,309
9/30/21	$14,450	$12,539	$14,871
10/31/21	$14,704	$12,536	$15,148
11/30/21	$15,089	$12,573	$15,550
12/31/21	$14,809	$12,541	$15,328
1/31/22	$14,288	$12,271	$14,694
2/28/22	$14,085	$12,134	$14,479
3/31/22	$13,395	$11,797	$13,706
4/30/22	$12,253	$11,349	$12,488
5/31/22	$12,009	$11,422	$12,251
6/30/22	$11,815	$11,243	$12,071
7/31/22	$12,141	$11,518	$12,393
8/31/22	$11,586	$11,192	$11,844
9/30/22	$10,657	$10,709	$10,908
10/31/22	$10,058	$10,570	$10,303
11/30/22	$10,786	$10,959	$11,032
12/31/22	$10,533	$10,909	$10,844
1/31/23	$11,279	$11,245	$11,539
2/28/23	$10,759	$10,954	$10,992
3/31/23	$11,269	$11,232	$11,513
4/30/23	$11,329	$11,300	$11,573
5/31/23	$11,012	$11,177	$11,249
6/30/23	$11,036	$11,137	$11,247
7/31/23	$10,796	$11,130	$11,004
8/31/23	$10,506	$11,059	$10,697
9/30/23	$9,736	$10,778	$9,917
10/31/23	$9,252	$10,607	$9,427
11/30/23	$10,109	$11,088	$10,290
12/31/23	$10,953	$11,512	$11,176
1/31/24	$10,764	$11,481	$10,930
2/29/24	$10,522	$11,318	$10,681
3/31/24	$10,658	$11,423	$10,812
4/30/24	$10,019	$11,134	$10,154
5/31/24	$10,311	$11,323	$10,444
6/30/24	$10,459	$11,430	$10,616

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	(5.23%)	(4.05%)	0.45%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
Bloomberg Long-Term Treasury Index	(5.61%)	(4.26%)	0.60%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 449,000,000	$ 449,000,000	$ 449,000,000	$ 449,000,000
Holdings Count | Holding	302	302	302	302
Advisory Fees Paid, Amount	$ 500,000
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$449,000
# of Portfolio Holdings	302
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid During the Reporting Period	$500
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	122.5%
U.S. Government Agencies	17.7%
Non-Agency Mortgage-Backed Securities	4.4%
Affiliated Investments	3.2%
Asset-Backed Securities	0.6%
Short-Term Investments	31.2%
Other Investments	0.7%
Other Assets and Liabilities, Net	(80.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000081129
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term U.S. Government Portfolio
Class Name	Advisor
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$132	2.72%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	2.72%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• U.S. interest rate strategies overall, including duration, curve positioning and instrument selection, contributed to performance due to underweight exposure to duration, as U.S. Treasury yields rose.

• Out-of-benchmark exposure to U.S. Treasury Inflation-Protected Securities contributed to performance, as breakeven inflation rates rose.

• Out-of-benchmark exposure to agency residential mortgage-backed securities slightly detracted from performance, as the strategy underperformed like-duration treasuries.

• There were no other material contributors or detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Treasury Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,051	$9,975	$10,055
8/31/14	$10,462	$10,085	$10,463
9/30/14	$10,258	$10,017	$10,269
10/31/14	$10,513	$10,115	$10,551
11/30/14	$10,806	$10,187	$10,843
12/31/14	$11,066	$10,196	$11,154
1/31/15	$12,031	$10,410	$12,108
2/28/15	$11,379	$10,312	$11,461
3/31/15	$11,505	$10,360	$11,595
4/30/15	$11,160	$10,323	$11,235
5/31/15	$10,928	$10,298	$11,056
6/30/15	$10,540	$10,186	$10,633
7/31/15	$10,977	$10,257	$11,005
8/31/15	$10,895	$10,242	$11,003
9/30/15	$11,082	$10,311	$11,172
10/31/15	$11,043	$10,313	$11,111
11/30/15	$10,949	$10,286	$11,020
12/31/15	$10,906	$10,252	$11,018
1/31/16	$11,465	$10,393	$11,572
2/29/16	$11,782	$10,467	$11,917
3/31/16	$11,783	$10,563	$11,917
4/30/16	$11,723	$10,604	$11,857
5/31/16	$11,782	$10,607	$11,951
6/30/16	$12,539	$10,797	$12,685
7/31/16	$12,783	$10,865	$12,969
8/31/16	$12,630	$10,853	$12,846
9/30/16	$12,487	$10,847	$12,639
10/31/16	$11,972	$10,764	$12,124
11/30/16	$11,011	$10,509	$11,224
12/31/16	$10,965	$10,524	$11,165
1/31/17	$11,040	$10,544	$11,208
2/28/17	$11,220	$10,615	$11,383
3/31/17	$11,156	$10,610	$11,320
4/30/17	$11,348	$10,692	$11,495
5/31/17	$11,550	$10,774	$11,722
6/30/17	$11,620	$10,763	$11,769
7/31/17	$11,561	$10,809	$11,696
8/31/17	$11,938	$10,906	$12,098
9/30/17	$11,667	$10,854	$11,837
10/31/17	$11,658	$10,861	$11,828
11/30/17	$11,738	$10,847	$11,913
12/31/17	$11,935	$10,897	$12,117
1/31/18	$11,547	$10,771	$11,726
2/28/18	$11,195	$10,669	$11,374
3/31/18	$11,512	$10,737	$11,718
4/30/18	$11,259	$10,658	$11,490
5/31/18	$11,478	$10,734	$11,733
6/30/18	$11,520	$10,720	$11,754
7/31/18	$11,365	$10,723	$11,581
8/31/18	$11,517	$10,792	$11,764
9/30/18	$11,200	$10,722	$11,415
10/31/18	$10,894	$10,638	$11,068
11/30/18	$11,085	$10,701	$11,277
12/31/18	$11,639	$10,898	$11,894
1/31/19	$11,709	$11,014	$11,974
2/28/19	$11,556	$11,007	$11,828
3/31/19	$12,172	$11,219	$12,449
4/30/19	$11,933	$11,221	$12,226
5/31/19	$12,684	$11,421	$13,026
6/30/19	$12,796	$11,564	$13,200
7/31/19	$12,827	$11,589	$13,221
8/31/19	$14,146	$11,890	$14,609
9/30/19	$13,789	$11,826	$14,245
10/31/19	$13,646	$11,862	$14,123
11/30/19	$13,594	$11,856	$14,050
12/31/19	$13,177	$11,848	$13,658
1/31/20	$14,119	$12,076	$14,592
2/29/20	$15,028	$12,293	$15,570
3/31/20	$15,911	$12,221	$16,513
4/30/20	$16,142	$12,438	$16,847
5/31/20	$15,843	$12,496	$16,532
6/30/20	$15,909	$12,575	$16,554
7/31/20	$16,574	$12,762	$17,253
8/31/20	$15,823	$12,659	$16,509
9/30/20	$15,914	$12,652	$16,573
10/31/20	$15,372	$12,596	$16,074
11/30/20	$15,620	$12,720	$16,267
12/31/20	$15,453	$12,737	$16,075
1/31/21	$14,989	$12,646	$15,495
2/28/21	$14,190	$12,463	$14,633
3/31/21	$13,447	$12,308	$13,903
4/30/21	$13,771	$12,405	$14,227
5/31/21	$13,766	$12,445	$14,291
6/30/21	$14,300	$12,533	$14,802
7/31/21	$14,798	$12,673	$15,342
8/31/21	$14,761	$12,649	$15,309
9/30/21	$14,347	$12,539	$14,871
10/31/21	$14,597	$12,536	$15,148
11/30/21	$14,978	$12,573	$15,550
12/31/21	$14,699	$12,541	$15,328
1/31/22	$14,181	$12,271	$14,694
2/28/22	$13,978	$12,134	$14,479
3/31/22	$13,292	$11,797	$13,706
4/30/22	$12,158	$11,349	$12,488
5/31/22	$11,915	$11,422	$12,251
6/30/22	$11,722	$11,243	$12,071
7/31/22	$12,044	$11,518	$12,393
8/31/22	$11,492	$11,192	$11,844
9/30/22	$10,570	$10,709	$10,908
10/31/22	$9,975	$10,570	$10,303
11/30/22	$10,696	$10,959	$11,032
12/31/22	$10,444	$10,909	$10,844
1/31/23	$11,183	$11,245	$11,539
2/28/23	$10,666	$10,954	$10,992
3/31/23	$11,171	$11,232	$11,513
4/30/23	$11,230	$11,300	$11,573
5/31/23	$10,914	$11,177	$11,249
6/30/23	$10,938	$11,137	$11,247
7/31/23	$10,699	$11,130	$11,004
8/31/23	$10,410	$11,059	$10,697
9/30/23	$9,647	$10,778	$9,917
10/31/23	$9,166	$10,607	$9,427
11/30/23	$10,015	$11,088	$10,290
12/31/23	$10,850	$11,512	$11,176
1/31/24	$10,662	$11,481	$10,930
2/29/24	$10,421	$11,318	$10,681
3/31/24	$10,555	$11,423	$10,812
4/30/24	$9,921	$11,134	$10,154
5/31/24	$10,210	$11,323	$10,444
6/30/24	$10,355	$11,430	$10,616

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	(5.32%)	(4.14%)	0.35%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
Bloomberg Long-Term Treasury Index	(5.61%)	(4.26%)	0.60%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 449,000,000	$ 449,000,000	$ 449,000,000	$ 449,000,000
Holdings Count | Holding	302	302	302	302
Advisory Fees Paid, Amount	$ 500,000
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$449,000
# of Portfolio Holdings	302
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid During the Reporting Period	$500
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	122.5%
U.S. Government Agencies	17.7%
Non-Agency Mortgage-Backed Securities	4.4%
Affiliated Investments	3.2%
Asset-Backed Securities	0.6%
Short-Term Investments	31.2%
Other Investments	0.7%
Other Assets and Liabilities, Net	(80.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026501
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term U.S. Government Portfolio
Class Name	Institutional
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$120	2.47%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	2.47%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• U.S. interest rate strategies overall, including duration, curve positioning and instrument selection, contributed to performance due to underweight exposure to duration, as U.S. Treasury yields rose.

• Out-of-benchmark exposure to U.S. Treasury Inflation-Protected Securities contributed to performance, as breakeven inflation rates rose.

• Out-of-benchmark exposure to agency residential mortgage-backed securities slightly detracted from performance, as the strategy underperformed like-duration treasuries.

• There were no other material contributors or detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Treasury Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,053	$9,975	$10,055
8/31/14	$10,467	$10,085	$10,463
9/30/14	$10,265	$10,017	$10,269
10/31/14	$10,523	$10,115	$10,551
11/30/14	$10,819	$10,187	$10,843
12/31/14	$11,082	$10,196	$11,154
1/31/15	$12,047	$10,410	$12,108
2/28/15	$11,392	$10,312	$11,461
3/31/15	$11,521	$10,360	$11,595
4/30/15	$11,178	$10,323	$11,235
5/31/15	$10,949	$10,298	$11,056
6/30/15	$10,562	$10,186	$10,633
7/31/15	$11,002	$10,257	$11,005
8/31/15	$10,922	$10,242	$11,003
9/30/15	$11,112	$10,311	$11,172
10/31/15	$11,076	$10,313	$11,111
11/30/15	$10,985	$10,286	$11,020
12/31/15	$10,943	$10,252	$11,018
1/31/16	$11,506	$10,393	$11,572
2/29/16	$11,827	$10,467	$11,917
3/31/16	$11,830	$10,563	$11,917
4/30/16	$11,776	$10,604	$11,857
5/31/16	$11,837	$10,607	$11,951
6/30/16	$12,600	$10,797	$12,685
7/31/16	$12,849	$10,865	$12,969
8/31/16	$12,698	$10,853	$12,846
9/30/16	$12,557	$10,847	$12,639
10/31/16	$12,041	$10,764	$12,124
11/30/16	$11,077	$10,509	$11,224
12/31/16	$11,033	$10,524	$11,165
1/31/17	$11,111	$10,544	$11,208
2/28/17	$11,294	$10,615	$11,383
3/31/17	$11,233	$10,610	$11,320
4/30/17	$11,428	$10,692	$11,495
5/31/17	$11,634	$10,774	$11,722
6/30/17	$11,707	$10,763	$11,769
7/31/17	$11,650	$10,809	$11,696
8/31/17	$12,032	$10,906	$12,098
9/30/17	$11,762	$10,854	$11,837
10/31/17	$11,755	$10,861	$11,828
11/30/17	$11,838	$10,847	$11,913
12/31/17	$12,039	$10,897	$12,117
1/31/18	$11,650	$10,771	$11,726
2/28/18	$11,297	$10,669	$11,374
3/31/18	$11,620	$10,737	$11,718
4/30/18	$11,367	$10,658	$11,490
5/31/18	$11,590	$10,734	$11,733
6/30/18	$11,635	$10,720	$11,754
7/31/18	$11,481	$10,723	$11,581
8/31/18	$11,637	$10,792	$11,764
9/30/18	$11,319	$10,722	$11,415
10/31/18	$11,012	$10,638	$11,068
11/30/18	$11,207	$10,701	$11,277
12/31/18	$11,770	$10,898	$11,894
1/31/19	$11,843	$11,014	$11,974
2/28/19	$11,691	$11,007	$11,828
3/31/19	$12,316	$11,219	$12,449
4/30/19	$12,077	$11,221	$12,226
5/31/19	$12,840	$11,421	$13,026
6/30/19	$12,956	$11,564	$13,200
7/31/19	$12,990	$11,589	$13,221
8/31/19	$14,329	$11,890	$14,609
9/30/19	$13,970	$11,826	$14,245
10/31/19	$13,827	$11,862	$14,123
11/30/19	$13,778	$11,856	$14,050
12/31/19	$13,358	$11,848	$13,658
1/31/20	$14,316	$12,076	$14,592
2/29/20	$15,240	$12,293	$15,570
3/31/20	$16,139	$12,221	$16,513
4/30/20	$16,377	$12,438	$16,847
5/31/20	$16,077	$12,496	$16,532
6/30/20	$16,148	$12,575	$16,554
7/31/20	$16,826	$12,762	$17,253
8/31/20	$16,066	$12,659	$16,509
9/30/20	$16,163	$12,652	$16,573
10/31/20	$15,615	$12,596	$16,074
11/30/20	$15,871	$12,720	$16,267
12/31/20	$15,704	$12,737	$16,075
1/31/21	$15,235	$12,646	$15,495
2/28/21	$14,426	$12,463	$14,633
3/31/21	$13,674	$12,308	$13,903
4/30/21	$14,006	$12,405	$14,227
5/31/21	$14,004	$12,445	$14,291
6/30/21	$14,550	$12,533	$14,802
7/31/21	$15,060	$12,673	$15,342
8/31/21	$15,025	$12,649	$15,309
9/30/21	$14,607	$12,539	$14,871
10/31/21	$14,865	$12,536	$15,148
11/30/21	$15,256	$12,573	$15,550
12/31/21	$14,975	$12,541	$15,328
1/31/22	$14,450	$12,271	$14,694
2/28/22	$14,246	$12,134	$14,479
3/31/22	$13,550	$11,797	$13,706
4/30/22	$12,397	$11,349	$12,488
5/31/22	$12,151	$11,422	$12,251
6/30/22	$11,957	$11,243	$12,071
7/31/22	$12,288	$11,518	$12,393
8/31/22	$11,727	$11,192	$11,844
9/30/22	$10,789	$10,709	$10,908
10/31/22	$10,183	$10,570	$10,303
11/30/22	$10,922	$10,959	$11,032
12/31/22	$10,667	$10,909	$10,844
1/31/23	$11,424	$11,245	$11,539
2/28/23	$10,898	$10,954	$10,992
3/31/23	$11,416	$11,232	$11,513
4/30/23	$11,479	$11,300	$11,573
5/31/23	$11,159	$11,177	$11,249
6/30/23	$11,185	$11,137	$11,247
7/31/23	$10,943	$11,130	$11,004
8/31/23	$10,650	$11,059	$10,697
9/30/23	$9,871	$10,778	$9,917
10/31/23	$9,381	$10,607	$9,427
11/30/23	$10,252	$11,088	$10,290
12/31/23	$11,109	$11,512	$11,176
1/31/24	$10,919	$11,481	$10,930
2/29/24	$10,674	$11,318	$10,681
3/31/24	$10,814	$11,423	$10,812
4/30/24	$10,166	$11,134	$10,154
5/31/24	$10,465	$11,323	$10,444
6/30/24	$10,616	$11,430	$10,616

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	(5.09%)	(3.91%)	0.60%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
Bloomberg Long-Term Treasury Index	(5.61%)	(4.26%)	0.60%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 449,000,000	$ 449,000,000	$ 449,000,000	$ 449,000,000
Holdings Count | Holding	302	302	302	302
Advisory Fees Paid, Amount	$ 500,000
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$449,000
# of Portfolio Holdings	302
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid During the Reporting Period	$500
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	122.5%
U.S. Government Agencies	17.7%
Non-Agency Mortgage-Backed Securities	4.4%
Affiliated Investments	3.2%
Asset-Backed Securities	0.6%
Short-Term Investments	31.2%
Other Investments	0.7%
Other Assets and Liabilities, Net	(80.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026502
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Portfolio
Class Name	Administrative
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to collateralized loan obligations contributed to relative performance, as spreads tightened.

• Overweight exposure to investment grade corporate credit, specifically financials, contributed to relative performance, as spreads tightened.

• Selection within agency mortgage-backed securities contributed to relative performance, as contributions from income offset detractions due to spreads widening.

• A long bias to the Japanese yen versus the U.S. dollar detracted from relative performance, as the Japanese yen depreciated.

• A long bias to the Brazilian real versus the U.S. dollar detracted from relative performance, as the Brazilian real depreciated.

• There were no other material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,954	$9,975	$9,992
8/31/14	$9,991	$10,085	$10,009
9/30/14	$9,972	$10,017	$10,003
10/31/14	$9,999	$10,115	$10,031
11/30/14	$10,030	$10,187	$10,045
12/31/14	$9,961	$10,196	$10,021
1/31/15	$10,004	$10,410	$10,071
2/28/15	$10,047	$10,312	$10,050
3/31/15	$10,044	$10,360	$10,073
4/30/15	$10,037	$10,323	$10,078
5/31/15	$10,042	$10,298	$10,085
6/30/15	$10,032	$10,186	$10,088
7/31/15	$10,037	$10,257	$10,093
8/31/15	$10,000	$10,242	$10,089
9/30/15	$9,968	$10,311	$10,119
10/31/15	$10,019	$10,313	$10,109
11/30/15	$10,020	$10,286	$10,084
12/31/15	$9,992	$10,252	$10,075
1/31/16	$10,009	$10,393	$10,136
2/29/16	$9,960	$10,467	$10,148
3/31/16	$10,033	$10,563	$10,166
4/30/16	$10,064	$10,604	$10,169
5/31/16	$10,070	$10,607	$10,158
6/30/16	$10,087	$10,797	$10,219
7/31/16	$10,094	$10,865	$10,213
8/31/16	$10,108	$10,853	$10,197
9/30/16	$10,142	$10,847	$10,208
10/31/16	$10,143	$10,764	$10,202
11/30/16	$10,079	$10,509	$10,161
12/31/16	$10,132	$10,524	$10,164
1/31/17	$10,141	$10,544	$10,177
2/28/17	$10,164	$10,615	$10,187
3/31/17	$10,160	$10,610	$10,191
4/30/17	$10,183	$10,692	$10,205
5/31/17	$10,195	$10,774	$10,217
6/30/17	$10,196	$10,763	$10,208
7/31/17	$10,236	$10,809	$10,230
8/31/17	$10,277	$10,906	$10,249
9/30/17	$10,278	$10,854	$10,233
10/31/17	$10,268	$10,861	$10,226
11/30/17	$10,258	$10,847	$10,206
12/31/17	$10,268	$10,897	$10,207
1/31/18	$10,248	$10,771	$10,178
2/28/18	$10,238	$10,669	$10,174
3/31/18	$10,251	$10,737	$10,194
4/30/18	$10,215	$10,658	$10,178
5/31/18	$10,231	$10,734	$10,215
6/30/18	$10,227	$10,720	$10,216
7/31/18	$10,253	$10,723	$10,216
8/31/18	$10,241	$10,792	$10,248
9/30/18	$10,257	$10,722	$10,236
10/31/18	$10,264	$10,638	$10,252
11/30/18	$10,277	$10,701	$10,287
12/31/18	$10,304	$10,898	$10,369
1/31/19	$10,368	$11,014	$10,396
2/28/19	$10,402	$11,007	$10,407
3/31/19	$10,437	$11,219	$10,471
4/30/19	$10,464	$11,221	$10,492
5/31/19	$10,546	$11,421	$10,566
6/30/19	$10,596	$11,564	$10,621
7/31/19	$10,580	$11,589	$10,609
8/31/19	$10,686	$11,890	$10,694
9/30/19	$10,697	$11,826	$10,682
10/31/19	$10,717	$11,862	$10,717
11/30/19	$10,696	$11,856	$10,714
12/31/19	$10,718	$11,848	$10,737
1/31/20	$10,810	$12,076	$10,795
2/29/20	$10,856	$12,293	$10,889
3/31/20	$10,719	$12,221	$11,038
4/30/20	$10,828	$12,438	$11,043
5/31/20	$10,892	$12,496	$11,050
6/30/20	$10,945	$12,575	$11,053
7/31/20	$10,963	$12,762	$11,064
8/31/20	$11,002	$12,659	$11,061
9/30/20	$10,999	$12,652	$11,064
10/31/20	$10,996	$12,596	$11,060
11/30/20	$11,022	$12,720	$11,065
12/31/20	$11,039	$12,737	$11,070
1/31/21	$11,054	$12,646	$11,072
2/28/21	$11,047	$12,463	$11,063
3/31/21	$11,030	$12,308	$11,065
4/30/21	$11,045	$12,405	$11,070
5/31/21	$11,059	$12,445	$11,078
6/30/21	$11,020	$12,533	$11,061
7/31/21	$11,035	$12,673	$11,079
8/31/21	$11,029	$12,649	$11,079
9/30/21	$11,035	$12,539	$11,068
10/31/21	$10,977	$12,536	$11,034
11/30/21	$10,952	$12,573	$11,036
12/31/21	$10,937	$12,541	$11,009
1/31/22	$10,846	$12,271	$10,936
2/28/22	$10,777	$12,134	$10,896
3/31/22	$10,581	$11,797	$10,751
4/30/22	$10,483	$11,349	$10,700
5/31/22	$10,547	$11,422	$10,759
6/30/22	$10,408	$11,243	$10,696
7/31/22	$10,453	$11,518	$10,732
8/31/22	$10,394	$11,192	$10,655
9/30/22	$10,251	$10,709	$10,530
10/31/22	$10,185	$10,570	$10,519
11/30/22	$10,273	$10,959	$10,585
12/31/22	$10,309	$10,909	$10,607
1/31/23	$10,422	$11,245	$10,680
2/28/23	$10,329	$10,954	$10,603
3/31/23	$10,469	$11,232	$10,772
4/30/23	$10,498	$11,300	$10,800
5/31/23	$10,464	$11,177	$10,762
6/30/23	$10,408	$11,137	$10,710
7/31/23	$10,469	$11,130	$10,748
8/31/23	$10,525	$11,059	$10,790
9/30/23	$10,516	$10,778	$10,789
10/31/23	$10,548	$10,607	$10,826
11/30/23	$10,685	$11,088	$10,936
12/31/23	$10,821	$11,512	$11,058
1/31/24	$10,877	$11,481	$11,101
2/29/24	$10,843	$11,318	$11,055
3/31/24	$10,880	$11,423	$11,091
4/30/24	$10,836	$11,134	$11,055
5/31/24	$10,921	$11,323	$11,131
6/30/24	$10,979	$11,430	$11,195

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	5.49%	0.71%	0.94%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
ICE BofA 1-3 Year U.S. Treasury Index	4.53%	1.06%	1.14%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,397,484,000	$ 1,397,484,000	$ 1,397,484,000	$ 1,397,484,000
Holdings Count | Holding	546	546	546	546
Advisory Fees Paid, Amount	$ 1,745,000
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,397,484
# of Portfolio Holdings	546
Portfolio Turnover Rate	161%
Total Net Advisory Fees Paid During the Reporting Period	$1,745
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	30.7%
U.S. Treasury Obligations	18.5%
Corporate Bonds & Notes	17.6%
Asset-Backed Securities	14.7%
Affiliated Investments	7.8%
Non-Agency Mortgage-Backed Securities	7.1%
Sovereign Issues	2.2%
Short-Term Investments	21.5%
Other Investments	0.4%
Other Assets and Liabilities, Net	(20.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000030990
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Portfolio
Class Name	Advisor
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to collateralized loan obligations contributed to relative performance, as spreads tightened.

• Overweight exposure to investment grade corporate credit, specifically financials, contributed to relative performance, as spreads tightened.

• Selection within agency mortgage-backed securities contributed to relative performance, as contributions from income offset detractions due to spreads widening.

• A long bias to the Japanese yen versus the U.S. dollar detracted from relative performance, as the Japanese yen depreciated.

• A long bias to the Brazilian real versus the U.S. dollar detracted from relative performance, as the Brazilian real depreciated.

• There were no other material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,953	$9,975	$9,992
8/31/14	$9,990	$10,085	$10,009
9/30/14	$9,969	$10,017	$10,003
10/31/14	$9,996	$10,115	$10,031
11/30/14	$10,025	$10,187	$10,045
12/31/14	$9,956	$10,196	$10,021
1/31/15	$9,999	$10,410	$10,071
2/28/15	$10,040	$10,312	$10,050
3/31/15	$10,036	$10,360	$10,073
4/30/15	$10,028	$10,323	$10,078
5/31/15	$10,033	$10,298	$10,085
6/30/15	$10,022	$10,186	$10,088
7/31/15	$10,026	$10,257	$10,093
8/31/15	$9,989	$10,242	$10,089
9/30/15	$9,956	$10,311	$10,119
10/31/15	$10,006	$10,313	$10,109
11/30/15	$10,005	$10,286	$10,084
12/31/15	$9,977	$10,252	$10,075
1/31/16	$9,993	$10,393	$10,136
2/29/16	$9,943	$10,467	$10,148
3/31/16	$10,015	$10,563	$10,166
4/30/16	$10,045	$10,604	$10,169
5/31/16	$10,051	$10,607	$10,158
6/30/16	$10,067	$10,797	$10,219
7/31/16	$10,073	$10,865	$10,213
8/31/16	$10,086	$10,853	$10,197
9/30/16	$10,119	$10,847	$10,208
10/31/16	$10,119	$10,764	$10,202
11/30/16	$10,055	$10,509	$10,161
12/31/16	$10,107	$10,524	$10,164
1/31/17	$10,115	$10,544	$10,177
2/28/17	$10,137	$10,615	$10,187
3/31/17	$10,132	$10,610	$10,191
4/30/17	$10,154	$10,692	$10,205
5/31/17	$10,165	$10,774	$10,217
6/30/17	$10,166	$10,763	$10,208
7/31/17	$10,204	$10,809	$10,230
8/31/17	$10,244	$10,906	$10,249
9/30/17	$10,245	$10,854	$10,233
10/31/17	$10,234	$10,861	$10,226
11/30/17	$10,224	$10,847	$10,206
12/31/17	$10,233	$10,897	$10,207
1/31/18	$10,211	$10,771	$10,178
2/28/18	$10,201	$10,669	$10,174
3/31/18	$10,213	$10,737	$10,194
4/30/18	$10,176	$10,658	$10,178
5/31/18	$10,191	$10,734	$10,215
6/30/18	$10,186	$10,720	$10,216
7/31/18	$10,212	$10,723	$10,216
8/31/18	$10,198	$10,792	$10,248
9/30/18	$10,214	$10,722	$10,236
10/31/18	$10,220	$10,638	$10,252
11/30/18	$10,232	$10,701	$10,287
12/31/18	$10,257	$10,898	$10,369
1/31/19	$10,321	$11,014	$10,396
2/28/19	$10,353	$11,007	$10,407
3/31/19	$10,388	$11,219	$10,471
4/30/19	$10,413	$11,221	$10,492
5/31/19	$10,494	$11,421	$10,566
6/30/19	$10,543	$11,564	$10,621
7/31/19	$10,527	$11,589	$10,609
8/31/19	$10,631	$11,890	$10,694
9/30/19	$10,641	$11,826	$10,682
10/31/19	$10,660	$11,862	$10,717
11/30/19	$10,638	$11,856	$10,714
12/31/19	$10,660	$11,848	$10,737
1/31/20	$10,749	$12,076	$10,795
2/29/20	$10,795	$12,293	$10,889
3/31/20	$10,658	$12,221	$11,038
4/30/20	$10,765	$12,438	$11,043
5/31/20	$10,828	$12,496	$11,050
6/30/20	$10,879	$12,575	$11,053
7/31/20	$10,897	$12,762	$11,064
8/31/20	$10,935	$12,659	$11,061
9/30/20	$10,931	$12,652	$11,064
10/31/20	$10,926	$12,596	$11,060
11/30/20	$10,952	$12,720	$11,065
12/31/20	$10,968	$12,737	$11,070
1/31/21	$10,981	$12,646	$11,072
2/28/21	$10,974	$12,463	$11,063
3/31/21	$10,956	$12,308	$11,065
4/30/21	$10,970	$12,405	$11,070
5/31/21	$10,983	$12,445	$11,078
6/30/21	$10,944	$12,533	$11,061
7/31/21	$10,957	$12,673	$11,079
8/31/21	$10,951	$12,649	$11,079
9/30/21	$10,956	$12,539	$11,068
10/31/21	$10,897	$12,536	$11,034
11/30/21	$10,871	$12,573	$11,036
12/31/21	$10,855	$12,541	$11,009
1/31/22	$10,764	$12,271	$10,936
2/28/22	$10,695	$12,134	$10,896
3/31/22	$10,499	$11,797	$10,751
4/30/22	$10,401	$11,349	$10,700
5/31/22	$10,464	$11,422	$10,759
6/30/22	$10,325	$11,243	$10,696
7/31/22	$10,369	$11,518	$10,732
8/31/22	$10,309	$11,192	$10,655
9/30/22	$10,167	$10,709	$10,530
10/31/22	$10,100	$10,570	$10,519
11/30/22	$10,187	$10,959	$10,585
12/31/22	$10,222	$10,909	$10,607
1/31/23	$10,333	$11,245	$10,680
2/28/23	$10,240	$10,954	$10,603
3/31/23	$10,378	$11,232	$10,772
4/30/23	$10,406	$11,300	$10,800
5/31/23	$10,371	$11,177	$10,762
6/30/23	$10,314	$11,137	$10,710
7/31/23	$10,375	$11,130	$10,748
8/31/23	$10,429	$11,059	$10,790
9/30/23	$10,419	$10,778	$10,789
10/31/23	$10,451	$10,607	$10,826
11/30/23	$10,585	$11,088	$10,936
12/31/23	$10,719	$11,512	$11,058
1/31/24	$10,774	$11,481	$11,101
2/29/24	$10,739	$11,318	$11,055
3/31/24	$10,774	$11,423	$11,091
4/30/24	$10,731	$11,134	$11,055
5/31/24	$10,813	$11,323	$11,131
6/30/24	$10,870	$11,430	$11,195

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	5.38%	0.61%	0.84%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
ICE BofA 1-3 Year U.S. Treasury Index	4.53%	1.06%	1.14%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,397,484,000	$ 1,397,484,000	$ 1,397,484,000	$ 1,397,484,000
Holdings Count | Holding	546	546	546	546
Advisory Fees Paid, Amount	$ 1,745,000
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,397,484
# of Portfolio Holdings	546
Portfolio Turnover Rate	161%
Total Net Advisory Fees Paid During the Reporting Period	$1,745
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	30.7%
U.S. Treasury Obligations	18.5%
Corporate Bonds & Notes	17.6%
Asset-Backed Securities	14.7%
Affiliated Investments	7.8%
Non-Agency Mortgage-Backed Securities	7.1%
Sovereign Issues	2.2%
Short-Term Investments	21.5%
Other Investments	0.4%
Other Assets and Liabilities, Net	(20.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026503
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Portfolio
Class Name	Institutional
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to collateralized loan obligations contributed to relative performance, as spreads tightened.

• Overweight exposure to investment grade corporate credit, specifically financials, contributed to relative performance, as spreads tightened.

• Selection within agency mortgage-backed securities contributed to relative performance, as contributions from income offset detractions due to spreads widening.

• A long bias to the Japanese yen versus the U.S. dollar detracted from relative performance, as the Japanese yen depreciated.

• A long bias to the Brazilian real versus the U.S. dollar detracted from relative performance, as the Brazilian real depreciated.

• There were no other material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,955	$9,975	$9,992
8/31/14	$9,994	$10,085	$10,009
9/30/14	$9,976	$10,017	$10,003
10/31/14	$10,004	$10,115	$10,031
11/30/14	$10,036	$10,187	$10,045
12/31/14	$9,968	$10,196	$10,021
1/31/15	$10,013	$10,410	$10,071
2/28/15	$10,057	$10,312	$10,050
3/31/15	$10,055	$10,360	$10,073
4/30/15	$10,049	$10,323	$10,078
5/31/15	$10,056	$10,298	$10,085
6/30/15	$10,047	$10,186	$10,088
7/31/15	$10,054	$10,257	$10,093
8/31/15	$10,018	$10,242	$10,089
9/30/15	$9,987	$10,311	$10,119
10/31/15	$10,039	$10,313	$10,109
11/30/15	$10,041	$10,286	$10,084
12/31/15	$10,014	$10,252	$10,075
1/31/16	$10,033	$10,393	$10,136
2/29/16	$9,985	$10,467	$10,148
3/31/16	$10,059	$10,563	$10,166
4/30/16	$10,092	$10,604	$10,169
5/31/16	$10,099	$10,607	$10,158
6/30/16	$10,118	$10,797	$10,219
7/31/16	$10,126	$10,865	$10,213
8/31/16	$10,141	$10,853	$10,197
9/30/16	$10,176	$10,847	$10,208
10/31/16	$10,178	$10,764	$10,202
11/30/16	$10,116	$10,509	$10,161
12/31/16	$10,170	$10,524	$10,164
1/31/17	$10,181	$10,544	$10,177
2/28/17	$10,204	$10,615	$10,187
3/31/17	$10,202	$10,610	$10,191
4/30/17	$10,226	$10,692	$10,205
5/31/17	$10,239	$10,774	$10,217
6/30/17	$10,242	$10,763	$10,208
7/31/17	$10,283	$10,809	$10,230
8/31/17	$10,326	$10,906	$10,249
9/30/17	$10,328	$10,854	$10,233
10/31/17	$10,320	$10,861	$10,226
11/30/17	$10,311	$10,847	$10,206
12/31/17	$10,323	$10,897	$10,207
1/31/18	$10,303	$10,771	$10,178
2/28/18	$10,295	$10,669	$10,174
3/31/18	$10,309	$10,737	$10,194
4/30/18	$10,274	$10,658	$10,178
5/31/18	$10,291	$10,734	$10,215
6/30/18	$10,288	$10,720	$10,216
7/31/18	$10,316	$10,723	$10,216
8/31/18	$10,305	$10,792	$10,248
9/30/18	$10,323	$10,722	$10,236
10/31/18	$10,331	$10,638	$10,252
11/30/18	$10,345	$10,701	$10,287
12/31/18	$10,373	$10,898	$10,369
1/31/19	$10,440	$11,014	$10,396
2/28/19	$10,474	$11,007	$10,407
3/31/19	$10,512	$11,219	$10,471
4/30/19	$10,540	$11,221	$10,492
5/31/19	$10,624	$11,421	$10,566
6/30/19	$10,676	$11,564	$10,621
7/31/19	$10,661	$11,589	$10,609
8/31/19	$10,770	$11,890	$10,694
9/30/19	$10,782	$11,826	$10,682
10/31/19	$10,803	$11,862	$10,717
11/30/19	$10,783	$11,856	$10,714
12/31/19	$10,807	$11,848	$10,737
1/31/20	$10,900	$12,076	$10,795
2/29/20	$10,948	$12,293	$10,889
3/31/20	$10,812	$12,221	$11,038
4/30/20	$10,923	$12,438	$11,043
5/31/20	$10,989	$12,496	$11,050
6/30/20	$11,043	$12,575	$11,053
7/31/20	$11,064	$12,762	$11,064
8/31/20	$11,104	$12,659	$11,061
9/30/20	$11,102	$12,652	$11,064
10/31/20	$11,100	$12,596	$11,060
11/30/20	$11,129	$12,720	$11,065
12/31/20	$11,147	$12,737	$11,070
1/31/21	$11,163	$12,646	$11,072
2/28/21	$11,158	$12,463	$11,063
3/31/21	$11,142	$12,308	$11,065
4/30/21	$11,158	$12,405	$11,070
5/31/21	$11,174	$12,445	$11,078
6/30/21	$11,136	$12,533	$11,061
7/31/21	$11,153	$12,673	$11,079
8/31/21	$11,148	$12,649	$11,079
9/30/21	$11,156	$12,539	$11,068
10/31/21	$11,099	$12,536	$11,034
11/30/21	$11,074	$12,573	$11,036
12/31/21	$11,060	$12,541	$11,009
1/31/22	$10,970	$12,271	$10,936
2/28/22	$10,902	$12,134	$10,896
3/31/22	$10,704	$11,797	$10,751
4/30/22	$10,607	$11,349	$10,700
5/31/22	$10,673	$11,422	$10,759
6/30/22	$10,533	$11,243	$10,696
7/31/22	$10,580	$11,518	$10,732
8/31/22	$10,521	$11,192	$10,655
9/30/22	$10,379	$10,709	$10,530
10/31/22	$10,313	$10,570	$10,519
11/30/22	$10,404	$10,959	$10,585
12/31/22	$10,441	$10,909	$10,607
1/31/23	$10,557	$11,245	$10,680
2/28/23	$10,464	$10,954	$10,603
3/31/23	$10,607	$11,232	$10,772
4/30/23	$10,638	$11,300	$10,800
5/31/23	$10,605	$11,177	$10,762
6/30/23	$10,549	$11,137	$10,710
7/31/23	$10,613	$11,130	$10,748
8/31/23	$10,670	$11,059	$10,790
9/30/23	$10,663	$10,778	$10,789
10/31/23	$10,697	$10,607	$10,826
11/30/23	$10,837	$11,088	$10,936
12/31/23	$10,977	$11,512	$11,058
1/31/24	$11,035	$11,481	$11,101
2/29/24	$11,001	$11,318	$11,055
3/31/24	$11,040	$11,423	$11,091
4/30/24	$10,997	$11,134	$11,055
5/31/24	$11,084	$11,323	$11,131
6/30/24	$11,144	$11,430	$11,195

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.64%	0.86%	1.09%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
ICE BofA 1-3 Year U.S. Treasury Index	4.53%	1.06%	1.14%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,397,484,000	$ 1,397,484,000	$ 1,397,484,000	$ 1,397,484,000
Holdings Count | Holding	546	546	546	546
Advisory Fees Paid, Amount	$ 1,745,000
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,397,484
# of Portfolio Holdings	546
Portfolio Turnover Rate	161%
Total Net Advisory Fees Paid During the Reporting Period	$1,745
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	30.7%
U.S. Treasury Obligations	18.5%
Corporate Bonds & Notes	17.6%
Asset-Backed Securities	14.7%
Affiliated Investments	7.8%
Non-Agency Mortgage-Backed Securities	7.1%
Sovereign Issues	2.2%
Short-Term Investments	21.5%
Other Investments	0.4%
Other Assets and Liabilities, Net	(20.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026482
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Portfolio
Class Name	Administrative
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$51	1.03%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to U.S. breakeven inflation ("BEI"), the yield differential between nominal government bonds and like-maturity inflation-linked bonds, contributed to relative performance, as U.S. BEI moved higher.

• Short exposure to eurozone interest rates contributed to relative performance, as eurozone interest rates broadly rose.

• Exposure to securitized assets, including collateralized loan obligations and non-agency residential mortgage-backed securities,

    contributed to relative performance, as spreads broadly tightened across these sectors.

• Overweight exposure to U.S. interest rates detracted from relative performance, as U.S. interest rates broadly rose.

• There were no other material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,000	$9,975	$10,003
8/31/14	$10,045	$10,085	$10,047
9/30/14	$9,767	$10,017	$9,796
10/31/14	$9,851	$10,115	$9,879
11/30/14	$9,882	$10,187	$9,905
12/31/14	$9,679	$10,196	$9,793
1/31/15	$10,019	$10,410	$10,101
2/28/15	$9,937	$10,312	$9,980
3/31/15	$9,847	$10,360	$9,933
4/30/15	$9,886	$10,323	$10,006
5/31/15	$9,766	$10,298	$9,923
6/30/15	$9,683	$10,186	$9,827
7/31/15	$9,739	$10,257	$9,847
8/31/15	$9,596	$10,242	$9,772
9/30/15	$9,492	$10,311	$9,714
10/31/15	$9,554	$10,313	$9,739
11/30/15	$9,525	$10,286	$9,729
12/31/15	$9,417	$10,252	$9,652
1/31/16	$9,528	$10,393	$9,796
2/29/16	$9,568	$10,467	$9,905
3/31/16	$9,814	$10,563	$10,083
4/30/16	$9,863	$10,604	$10,117
5/31/16	$9,781	$10,607	$10,046
6/30/16	$9,995	$10,797	$10,255
7/31/16	$10,080	$10,865	$10,344
8/31/16	$10,045	$10,853	$10,297
9/30/16	$10,135	$10,847	$10,354
10/31/16	$10,098	$10,764	$10,312
11/30/16	$9,906	$10,509	$10,114
12/31/16	$9,906	$10,524	$10,104
1/31/17	$10,012	$10,544	$10,189
2/28/17	$10,061	$10,615	$10,237
3/31/17	$10,082	$10,610	$10,232
4/30/17	$10,129	$10,692	$10,292
5/31/17	$10,126	$10,774	$10,288
6/30/17	$10,037	$10,763	$10,190
7/31/17	$10,089	$10,809	$10,236
8/31/17	$10,183	$10,906	$10,345
9/30/17	$10,134	$10,854	$10,278
10/31/17	$10,162	$10,861	$10,300
11/30/17	$10,175	$10,847	$10,314
12/31/17	$10,268	$10,897	$10,408
1/31/18	$10,186	$10,771	$10,319
2/28/18	$10,088	$10,669	$10,219
3/31/18	$10,165	$10,737	$10,326
4/30/18	$10,167	$10,658	$10,320
5/31/18	$10,175	$10,734	$10,364
6/30/18	$10,232	$10,720	$10,406
7/31/18	$10,205	$10,723	$10,356
8/31/18	$10,240	$10,792	$10,430
9/30/18	$10,156	$10,722	$10,320
10/31/18	$9,986	$10,638	$10,172
11/30/18	$10,016	$10,701	$10,221
12/31/18	$10,041	$10,898	$10,277
1/31/19	$10,220	$11,014	$10,415
2/28/19	$10,212	$11,007	$10,414
3/31/19	$10,400	$11,219	$10,605
4/30/19	$10,434	$11,221	$10,640
5/31/19	$10,610	$11,421	$10,816
6/30/19	$10,678	$11,564	$10,909
7/31/19	$10,709	$11,589	$10,948
8/31/19	$10,901	$11,890	$11,208
9/30/19	$10,796	$11,826	$11,056
10/31/19	$10,798	$11,862	$11,084
11/30/19	$10,831	$11,856	$11,101
12/31/19	$10,888	$11,848	$11,143
1/31/20	$11,132	$12,076	$11,377
2/29/20	$11,219	$12,293	$11,534
3/31/20	$10,955	$12,221	$11,332
4/30/20	$11,305	$12,438	$11,647
5/31/20	$11,375	$12,496	$11,682
6/30/20	$11,535	$12,575	$11,812
7/31/20	$11,831	$12,762	$12,084
8/31/20	$11,963	$12,659	$12,216
9/30/20	$11,919	$12,652	$12,171
10/31/20	$11,849	$12,596	$12,092
11/30/20	$12,002	$12,720	$12,228
12/31/20	$12,164	$12,737	$12,368
1/31/21	$12,226	$12,646	$12,409
2/28/21	$12,009	$12,463	$12,209
3/31/21	$11,993	$12,308	$12,186
4/30/21	$12,175	$12,405	$12,356
5/31/21	$12,324	$12,445	$12,506
6/30/21	$12,380	$12,533	$12,582
7/31/21	$12,695	$12,673	$12,917
8/31/21	$12,669	$12,649	$12,894
9/30/21	$12,573	$12,539	$12,802
10/31/21	$12,667	$12,536	$12,947
11/30/21	$12,779	$12,573	$13,063
12/31/21	$12,843	$12,541	$13,105
1/31/22	$12,551	$12,271	$12,839
2/28/22	$12,656	$12,134	$12,949
3/31/22	$12,462	$11,797	$12,708
4/30/22	$12,202	$11,349	$12,449
5/31/22	$12,068	$11,422	$12,325
6/30/22	$11,654	$11,243	$11,935
7/31/22	$12,178	$11,518	$12,455
8/31/22	$11,856	$11,192	$12,123
9/30/22	$11,051	$10,709	$11,321
10/31/22	$11,208	$10,570	$11,462
11/30/22	$11,406	$10,959	$11,671
12/31/22	$11,314	$10,909	$11,552
1/31/23	$11,522	$11,245	$11,764
2/28/23	$11,355	$10,954	$11,603
3/31/23	$11,660	$11,232	$11,938
4/30/23	$11,672	$11,300	$11,951
5/31/23	$11,517	$11,177	$11,808
6/30/23	$11,494	$11,137	$11,768
7/31/23	$11,523	$11,130	$11,783
8/31/23	$11,426	$11,059	$11,678
9/30/23	$11,227	$10,778	$11,462
10/31/23	$11,133	$10,607	$11,379
11/30/23	$11,444	$11,088	$11,688
12/31/23	$11,730	$11,512	$12,002
1/31/24	$11,782	$11,481	$12,023
2/29/24	$11,662	$11,318	$11,894
3/31/24	$11,748	$11,423	$11,992
4/30/24	$11,559	$11,134	$11,790
5/31/24	$11,762	$11,323	$11,993
6/30/24	$11,846	$11,430	$12,087

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	3.06%	2.10%	1.71%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
Bloomberg U.S. TIPS Index	2.71%	2.07%	1.91%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,420,274,000	$ 1,420,274,000	$ 1,420,274,000	$ 1,420,274,000
Holdings Count | Holding	515	515	515	515
Advisory Fees Paid, Amount	$ 1,774,000
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,420,274
# of Portfolio Holdings	515
Portfolio Turnover Rate	102%
Total Net Advisory Fees Paid During the Reporting Period	$1,774
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	85.2%
U.S. Government Agencies	14.4%
Asset-Backed Securities	8.9%
Sovereign Issues	7.8%
Non-Agency Mortgage-Backed Securities	1.1%
Corporate Bonds & Notes	0.1%
Short-Term Investments	49.3%
Other Investments	0.4%
Other Assets and Liabilities, Net	(67.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000030983
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Portfolio
Class Name	Advisor
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$56	1.13%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to U.S. breakeven inflation ("BEI"), the yield differential between nominal government bonds and like-maturity inflation-linked bonds, contributed to relative performance, as U.S. BEI moved higher.

• Short exposure to eurozone interest rates contributed to relative performance, as eurozone interest rates broadly rose.

• Exposure to securitized assets, including collateralized loan obligations and non-agency residential mortgage-backed securities,

    contributed to relative performance, as spreads broadly tightened across these sectors.

• Overweight exposure to U.S. interest rates detracted from relative performance, as U.S. interest rates broadly rose.

• There were no other material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,999	$9,975	$10,003
8/31/14	$10,044	$10,085	$10,047
9/30/14	$9,764	$10,017	$9,796
10/31/14	$9,847	$10,115	$9,879
11/30/14	$9,878	$10,187	$9,905
12/31/14	$9,674	$10,196	$9,793
1/31/15	$10,013	$10,410	$10,101
2/28/15	$9,930	$10,312	$9,980
3/31/15	$9,840	$10,360	$9,933
4/30/15	$9,878	$10,323	$10,006
5/31/15	$9,757	$10,298	$9,923
6/30/15	$9,674	$10,186	$9,827
7/31/15	$9,729	$10,257	$9,847
8/31/15	$9,584	$10,242	$9,772
9/30/15	$9,481	$10,311	$9,714
10/31/15	$9,542	$10,313	$9,739
11/30/15	$9,511	$10,286	$9,729
12/31/15	$9,403	$10,252	$9,652
1/31/16	$9,513	$10,393	$9,796
2/29/16	$9,552	$10,467	$9,905
3/31/16	$9,797	$10,563	$10,083
4/30/16	$9,845	$10,604	$10,117
5/31/16	$9,762	$10,607	$10,046
6/30/16	$9,975	$10,797	$10,255
7/31/16	$10,059	$10,865	$10,344
8/31/16	$10,023	$10,853	$10,297
9/30/16	$10,112	$10,847	$10,354
10/31/16	$10,074	$10,764	$10,312
11/30/16	$9,883	$10,509	$10,114
12/31/16	$9,881	$10,524	$10,104
1/31/17	$9,986	$10,544	$10,189
2/28/17	$10,035	$10,615	$10,237
3/31/17	$10,054	$10,610	$10,232
4/30/17	$10,100	$10,692	$10,292
5/31/17	$10,096	$10,774	$10,288
6/30/17	$10,007	$10,763	$10,190
7/31/17	$10,058	$10,809	$10,236
8/31/17	$10,150	$10,906	$10,345
9/30/17	$10,101	$10,854	$10,278
10/31/17	$10,129	$10,861	$10,300
11/30/17	$10,140	$10,847	$10,314
12/31/17	$10,232	$10,897	$10,408
1/31/18	$10,150	$10,771	$10,319
2/28/18	$10,051	$10,669	$10,219
3/31/18	$10,128	$10,737	$10,326
4/30/18	$10,129	$10,658	$10,320
5/31/18	$10,135	$10,734	$10,364
6/30/18	$10,191	$10,720	$10,406
7/31/18	$10,164	$10,723	$10,356
8/31/18	$10,197	$10,792	$10,430
9/30/18	$10,113	$10,722	$10,320
10/31/18	$9,943	$10,638	$10,172
11/30/18	$9,972	$10,701	$10,221
12/31/18	$9,996	$10,898	$10,277
1/31/19	$10,173	$11,014	$10,415
2/28/19	$10,165	$11,007	$10,414
3/31/19	$10,350	$11,219	$10,605
4/30/19	$10,384	$11,221	$10,640
5/31/19	$10,558	$11,421	$10,816
6/30/19	$10,625	$11,564	$10,909
7/31/19	$10,655	$11,589	$10,948
8/31/19	$10,845	$11,890	$11,208
9/30/19	$10,739	$11,826	$11,056
10/31/19	$10,741	$11,862	$11,084
11/30/19	$10,772	$11,856	$11,101
12/31/19	$10,829	$11,848	$11,143
1/31/20	$11,071	$12,076	$11,377
2/29/20	$11,156	$12,293	$11,534
3/31/20	$10,893	$12,221	$11,332
4/30/20	$11,239	$12,438	$11,647
5/31/20	$11,308	$12,496	$11,682
6/30/20	$11,466	$12,575	$11,812
7/31/20	$11,760	$12,762	$12,084
8/31/20	$11,889	$12,659	$12,216
9/30/20	$11,845	$12,652	$12,171
10/31/20	$11,774	$12,596	$12,092
11/30/20	$11,925	$12,720	$12,228
12/31/20	$12,085	$12,737	$12,368
1/31/21	$12,146	$12,646	$12,409
2/28/21	$11,929	$12,463	$12,209
3/31/21	$11,913	$12,308	$12,186
4/30/21	$12,092	$12,405	$12,356
5/31/21	$12,240	$12,445	$12,506
6/30/21	$12,294	$12,533	$12,582
7/31/21	$12,606	$12,673	$12,917
8/31/21	$12,579	$12,649	$12,894
9/30/21	$12,483	$12,539	$12,802
10/31/21	$12,575	$12,536	$12,947
11/30/21	$12,685	$12,573	$13,063
12/31/21	$12,747	$12,541	$13,105
1/31/22	$12,456	$12,271	$12,839
2/28/22	$12,560	$12,134	$12,949
3/31/22	$12,366	$11,797	$12,708
4/30/22	$12,107	$11,349	$12,449
5/31/22	$11,973	$11,422	$12,325
6/30/22	$11,561	$11,243	$11,935
7/31/22	$12,080	$11,518	$12,455
8/31/22	$11,760	$11,192	$12,123
9/30/22	$10,960	$10,709	$11,321
10/31/22	$11,116	$10,570	$11,462
11/30/22	$11,311	$10,959	$11,671
12/31/22	$11,219	$10,909	$11,552
1/31/23	$11,424	$11,245	$11,764
2/28/23	$11,258	$10,954	$11,603
3/31/23	$11,559	$11,232	$11,938
4/30/23	$11,570	$11,300	$11,951
5/31/23	$11,415	$11,177	$11,808
6/30/23	$11,392	$11,137	$11,768
7/31/23	$11,419	$11,130	$11,783
8/31/23	$11,322	$11,059	$11,678
9/30/23	$11,123	$10,778	$11,462
10/31/23	$11,030	$10,607	$11,379
11/30/23	$11,337	$11,088	$11,688
12/31/23	$11,619	$11,512	$12,002
1/31/24	$11,670	$11,481	$12,023
2/29/24	$11,550	$11,318	$11,894
3/31/24	$11,634	$11,423	$11,992
4/30/24	$11,446	$11,134	$11,790
5/31/24	$11,646	$11,323	$11,993
6/30/24	$11,729	$11,430	$12,087

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	2.96%	2.00%	1.61%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
Bloomberg U.S. TIPS Index	2.71%	2.07%	1.91%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,420,274,000	$ 1,420,274,000	$ 1,420,274,000	$ 1,420,274,000
Holdings Count | Holding	515	515	515	515
Advisory Fees Paid, Amount	$ 1,774,000
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,420,274
# of Portfolio Holdings	515
Portfolio Turnover Rate	102%
Total Net Advisory Fees Paid During the Reporting Period	$1,774
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	85.2%
U.S. Government Agencies	14.4%
Asset-Backed Securities	8.9%
Sovereign Issues	7.8%
Non-Agency Mortgage-Backed Securities	1.1%
Corporate Bonds & Notes	0.1%
Short-Term Investments	49.3%
Other Investments	0.4%
Other Assets and Liabilities, Net	(67.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026483
Shareholder Report [Line Items]
Fund Name	PIMCO Real Return Portfolio
Class Name	Institutional
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to U.S. breakeven inflation ("BEI"), the yield differential between nominal government bonds and like-maturity inflation-linked bonds, contributed to relative performance, as U.S. BEI moved higher.

• Short exposure to eurozone interest rates contributed to relative performance, as eurozone interest rates broadly rose.

• Exposure to securitized assets, including collateralized loan obligations and non-agency residential mortgage-backed securities,

    contributed to relative performance, as spreads broadly tightened across these sectors.

• Overweight exposure to U.S. interest rates detracted from relative performance, as U.S. interest rates broadly rose.

• There were no other material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,001	$9,975	$10,003
8/31/14	$10,048	$10,085	$10,047
9/30/14	$9,770	$10,017	$9,796
10/31/14	$9,856	$10,115	$9,879
11/30/14	$9,888	$10,187	$9,905
12/31/14	$9,686	$10,196	$9,793
1/31/15	$10,028	$10,410	$10,101
2/28/15	$9,947	$10,312	$9,980
3/31/15	$9,858	$10,360	$9,933
4/30/15	$9,898	$10,323	$10,006
5/31/15	$9,779	$10,298	$9,923
6/30/15	$9,698	$10,186	$9,827
7/31/15	$9,755	$10,257	$9,847
8/31/15	$9,612	$10,242	$9,772
9/30/15	$9,510	$10,311	$9,714
10/31/15	$9,574	$10,313	$9,739
11/30/15	$9,545	$10,286	$9,729
12/31/15	$9,438	$10,252	$9,652
1/31/16	$9,551	$10,393	$9,796
2/29/16	$9,592	$10,467	$9,905
3/31/16	$9,840	$10,563	$10,083
4/30/16	$9,890	$10,604	$10,117
5/31/16	$9,809	$10,607	$10,046
6/30/16	$10,025	$10,797	$10,255
7/31/16	$10,111	$10,865	$10,344
8/31/16	$10,077	$10,853	$10,297
9/30/16	$10,169	$10,847	$10,354
10/31/16	$10,133	$10,764	$10,312
11/30/16	$9,942	$10,509	$10,114
12/31/16	$9,943	$10,524	$10,104
1/31/17	$10,051	$10,544	$10,189
2/28/17	$10,101	$10,615	$10,237
3/31/17	$10,123	$10,610	$10,232
4/30/17	$10,171	$10,692	$10,292
5/31/17	$10,170	$10,774	$10,288
6/30/17	$10,082	$10,763	$10,190
7/31/17	$10,136	$10,809	$10,236
8/31/17	$10,231	$10,906	$10,345
9/30/17	$10,184	$10,854	$10,278
10/31/17	$10,213	$10,861	$10,300
11/30/17	$10,227	$10,847	$10,314
12/31/17	$10,322	$10,897	$10,408
1/31/18	$10,241	$10,771	$10,319
2/28/18	$10,143	$10,669	$10,219
3/31/18	$10,223	$10,737	$10,326
4/30/18	$10,226	$10,658	$10,320
5/31/18	$10,235	$10,734	$10,364
6/30/18	$10,293	$10,720	$10,406
7/31/18	$10,268	$10,723	$10,356
8/31/18	$10,304	$10,792	$10,430
9/30/18	$10,221	$10,722	$10,320
10/31/18	$10,051	$10,638	$10,172
11/30/18	$10,083	$10,701	$10,221
12/31/18	$10,109	$10,898	$10,277
1/31/19	$10,290	$11,014	$10,415
2/28/19	$10,284	$11,007	$10,414
3/31/19	$10,474	$11,219	$10,605
4/30/19	$10,510	$11,221	$10,640
5/31/19	$10,688	$11,421	$10,816
6/30/19	$10,758	$11,564	$10,909
7/31/19	$10,791	$11,589	$10,948
8/31/19	$10,986	$11,890	$11,208
9/30/19	$10,881	$11,826	$11,056
10/31/19	$10,885	$11,862	$11,084
11/30/19	$10,919	$11,856	$11,101
12/31/19	$10,978	$11,848	$11,143
1/31/20	$11,226	$12,076	$11,377
2/29/20	$11,315	$12,293	$11,534
3/31/20	$11,050	$12,221	$11,332
4/30/20	$11,404	$12,438	$11,647
5/31/20	$11,476	$12,496	$11,682
6/30/20	$11,639	$12,575	$11,812
7/31/20	$11,940	$12,762	$12,084
8/31/20	$12,073	$12,659	$12,216
9/30/20	$12,030	$12,652	$12,171
10/31/20	$11,961	$12,596	$12,092
11/30/20	$12,117	$12,720	$12,228
12/31/20	$12,283	$12,737	$12,368
1/31/21	$12,347	$12,646	$12,409
2/28/21	$12,129	$12,463	$12,209
3/31/21	$12,115	$12,308	$12,186
4/30/21	$12,300	$12,405	$12,356
5/31/21	$12,452	$12,445	$12,506
6/30/21	$12,511	$12,533	$12,582
7/31/21	$12,830	$12,673	$12,917
8/31/21	$12,805	$12,649	$12,894
9/30/21	$12,710	$12,539	$12,802
10/31/21	$12,807	$12,536	$12,947
11/30/21	$12,922	$12,573	$13,063
12/31/21	$12,988	$12,541	$13,105
1/31/22	$12,694	$12,271	$12,839
2/28/22	$12,802	$12,134	$12,949
3/31/22	$12,607	$11,797	$12,708
4/30/22	$12,345	$11,349	$12,449
5/31/22	$12,212	$11,422	$12,325
6/30/22	$11,794	$11,243	$11,935
7/31/22	$12,326	$11,518	$12,455
8/31/22	$12,002	$11,192	$12,123
9/30/22	$11,188	$10,709	$11,321
10/31/22	$11,349	$10,570	$11,462
11/30/22	$11,551	$10,959	$11,671
12/31/22	$11,459	$10,909	$11,552
1/31/23	$11,671	$11,245	$11,764
2/28/23	$11,503	$10,954	$11,603
3/31/23	$11,814	$11,232	$11,938
4/30/23	$11,827	$11,300	$11,951
5/31/23	$11,672	$11,177	$11,808
6/30/23	$11,650	$11,137	$11,768
7/31/23	$11,680	$11,130	$11,783
8/31/23	$11,584	$11,059	$11,678
9/30/23	$11,383	$10,778	$11,462
10/31/23	$11,289	$10,607	$11,379
11/30/23	$11,607	$11,088	$11,688
12/31/23	$11,897	$11,512	$12,002
1/31/24	$11,952	$11,481	$12,023
2/29/24	$11,831	$11,318	$11,894
3/31/24	$11,920	$11,423	$11,992
4/30/24	$11,730	$11,134	$11,790
5/31/24	$11,938	$11,323	$11,993
6/30/24	$12,025	$11,430	$12,087

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	3.22%	2.25%	1.86%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
Bloomberg U.S. TIPS Index	2.71%	2.07%	1.91%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,420,274,000	$ 1,420,274,000	$ 1,420,274,000	$ 1,420,274,000
Holdings Count | Holding	515	515	515	515
Advisory Fees Paid, Amount	$ 1,774,000
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,420,274
# of Portfolio Holdings	515
Portfolio Turnover Rate	102%
Total Net Advisory Fees Paid During the Reporting Period	$1,774
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	85.2%
U.S. Government Agencies	14.4%
Asset-Backed Securities	8.9%
Sovereign Issues	7.8%
Non-Agency Mortgage-Backed Securities	1.1%
Corporate Bonds & Notes	0.1%
Short-Term Investments	49.3%
Other Investments	0.4%
Other Assets and Liabilities, Net	(67.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026484
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Portfolio
Class Name	Administrative
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to select securitized credit, particularly asset-backed securities, commercial mortgage-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened.

• U.S. duration positioning in the 3-year part of the curve contributed to relative performance, as underweight exposure in the first quarter of 2024 provided positive total return as interest rates rose.

• Overweight exposure to investment grade corporate credit, particularly financials, contributed to relative performance, as spreads tightened.

• There were no material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,006	$9,975	$10,000
8/31/14	$10,021	$10,085	$10,001
9/30/14	$10,037	$10,017	$10,001
10/31/14	$10,044	$10,115	$10,001
11/30/14	$10,021	$10,187	$10,001
12/31/14	$9,999	$10,196	$10,001
1/31/15	$9,974	$10,410	$10,001
2/28/15	$10,056	$10,312	$10,002
3/31/15	$10,070	$10,360	$10,002
4/30/15	$10,087	$10,323	$10,002
5/31/15	$10,113	$10,298	$10,002
6/30/15	$10,110	$10,186	$10,002
7/31/15	$10,119	$10,257	$10,002
8/31/15	$10,099	$10,242	$10,003
9/30/15	$10,049	$10,311	$10,003
10/31/15	$10,098	$10,313	$10,003
11/30/15	$10,118	$10,286	$10,003
12/31/15	$10,110	$10,252	$10,004
1/31/16	$10,070	$10,393	$10,005
2/29/16	$10,041	$10,467	$10,007
3/31/16	$10,083	$10,563	$10,009
4/30/16	$10,136	$10,604	$10,012
5/31/16	$10,198	$10,607	$10,014
6/30/16	$10,173	$10,797	$10,016
7/31/16	$10,208	$10,865	$10,018
8/31/16	$10,254	$10,853	$10,021
9/30/16	$10,267	$10,847	$10,023
10/31/16	$10,310	$10,764	$10,025
11/30/16	$10,336	$10,509	$10,028
12/31/16	$10,349	$10,524	$10,031
1/31/17	$10,370	$10,544	$10,035
2/28/17	$10,404	$10,615	$10,039
3/31/17	$10,418	$10,610	$10,043
4/30/17	$10,443	$10,692	$10,048
5/31/17	$10,448	$10,774	$10,054
6/30/17	$10,495	$10,763	$10,062
7/31/17	$10,489	$10,809	$10,070
8/31/17	$10,494	$10,906	$10,079
9/30/17	$10,540	$10,854	$10,087
10/31/17	$10,586	$10,861	$10,096
11/30/17	$10,603	$10,847	$10,105
12/31/17	$10,598	$10,897	$10,116
1/31/18	$10,622	$10,771	$10,127
2/28/18	$10,637	$10,669	$10,138
3/31/18	$10,623	$10,737	$10,151
4/30/18	$10,671	$10,658	$10,164
5/31/18	$10,681	$10,734	$10,180
6/30/18	$10,702	$10,720	$10,195
7/31/18	$10,732	$10,723	$10,212
8/31/18	$10,756	$10,792	$10,229
9/30/18	$10,795	$10,722	$10,246
10/31/18	$10,805	$10,638	$10,265
11/30/18	$10,798	$10,701	$10,284
12/31/18	$10,760	$10,898	$10,304
1/31/19	$10,802	$11,014	$10,325
2/28/19	$10,853	$11,007	$10,344
3/31/19	$10,868	$11,219	$10,365
4/30/19	$10,905	$11,221	$10,386
5/31/19	$10,913	$11,421	$10,408
6/30/19	$10,926	$11,564	$10,429
7/31/19	$10,981	$11,589	$10,450
8/31/19	$10,972	$11,890	$10,470
9/30/19	$11,002	$11,826	$10,488
10/31/19	$11,023	$11,862	$10,505
11/30/19	$11,042	$11,856	$10,521
12/31/19	$11,061	$11,848	$10,536
1/31/20	$11,132	$12,076	$10,550
2/29/20	$11,156	$12,293	$10,564
3/31/20	$10,816	$12,221	$10,577
4/30/20	$11,003	$12,438	$10,586
5/31/20	$11,090	$12,496	$10,590
6/30/20	$11,214	$12,575	$10,591
7/31/20	$11,232	$12,762	$10,592
8/31/20	$11,251	$12,659	$10,594
9/30/20	$11,280	$12,652	$10,595
10/31/20	$11,308	$12,596	$10,596
11/30/20	$11,292	$12,720	$10,596
12/31/20	$11,309	$12,737	$10,597
1/31/21	$11,336	$12,646	$10,598
2/28/21	$11,320	$12,463	$10,599
3/31/21	$11,339	$12,308	$10,599
4/30/21	$11,336	$12,405	$10,600
5/31/21	$11,341	$12,445	$10,600
6/30/21	$11,339	$12,533	$10,600
7/31/21	$11,322	$12,673	$10,600
8/31/21	$11,327	$12,649	$10,600
9/30/21	$11,332	$12,539	$10,601
10/31/21	$11,304	$12,536	$10,601
11/30/21	$11,287	$12,573	$10,602
12/31/21	$11,303	$12,541	$10,602
1/31/22	$11,285	$12,271	$10,603
2/28/22	$11,247	$12,134	$10,603
3/31/22	$11,176	$11,797	$10,605
4/30/22	$11,162	$11,349	$10,608
5/31/22	$11,171	$11,422	$10,613
6/30/22	$11,126	$11,243	$10,620
7/31/22	$11,119	$11,518	$10,631
8/31/22	$11,181	$11,192	$10,647
9/30/22	$11,190	$10,709	$10,668
10/31/22	$11,180	$10,570	$10,694
11/30/22	$11,208	$10,959	$10,725
12/31/22	$11,286	$10,909	$10,761
1/31/23	$11,329	$11,245	$10,801
2/28/23	$11,396	$10,954	$10,839
3/31/23	$11,402	$11,232	$10,882
4/30/23	$11,462	$11,300	$10,925
5/31/23	$11,516	$11,177	$10,972
6/30/23	$11,585	$11,137	$11,018
7/31/23	$11,662	$11,130	$11,069
8/31/23	$11,721	$11,059	$11,120
9/30/23	$11,792	$10,778	$11,170
10/31/23	$11,852	$10,607	$11,223
11/30/23	$11,901	$11,088	$11,274
12/31/23	$11,952	$11,512	$11,327
1/31/24	$12,024	$11,481	$11,380
2/29/24	$12,097	$11,318	$11,430
3/31/24	$12,161	$11,423	$11,482
4/30/24	$12,225	$11,134	$11,534
5/31/24	$12,281	$11,323	$11,588
6/30/24	$12,330	$11,430	$11,640

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	6.43%	2.45%	2.12%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
FTSE 3-Month Treasury Bill Index	5.64%	2.22%	1.53%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 605,424,000	$ 605,424,000	$ 605,424,000	$ 605,424,000
Holdings Count | Holding	570	570	570	570
Advisory Fees Paid, Amount	$ 739,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$605,424
# of Portfolio Holdings	570
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid During the Reporting Period	$739
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	47.0%
Asset-Backed Securities	32.5%
Non-Agency Mortgage-Backed Securities	8.5%
U.S. Government Agencies	5.1%
U.S. Treasury Obligations	2.8%
Municipal Bonds & Notes	0.3%
Short-Term Investments	26.4%
Other Investments	0.0%
Other Assets and Liabilities, Net	(22.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000081128
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Portfolio
Class Name	Advisor
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to select securitized credit, particularly asset-backed securities, commercial mortgage-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened.

• U.S. duration positioning in the 3-year part of the curve contributed to relative performance, as underweight exposure in the first quarter of 2024 provided positive total return as interest rates rose.

• Overweight exposure to investment grade corporate credit, particularly financials, contributed to relative performance, as spreads tightened.

• There were no material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,005	$9,975	$10,000
8/31/14	$10,019	$10,085	$10,001
9/30/14	$10,034	$10,017	$10,001
10/31/14	$10,040	$10,115	$10,001
11/30/14	$10,016	$10,187	$10,001
12/31/14	$9,994	$10,196	$10,001
1/31/15	$9,968	$10,410	$10,001
2/28/15	$10,049	$10,312	$10,002
3/31/15	$10,062	$10,360	$10,002
4/30/15	$10,078	$10,323	$10,002
5/31/15	$10,103	$10,298	$10,002
6/30/15	$10,099	$10,186	$10,002
7/31/15	$10,107	$10,257	$10,002
8/31/15	$10,086	$10,242	$10,003
9/30/15	$10,036	$10,311	$10,003
10/31/15	$10,083	$10,313	$10,003
11/30/15	$10,102	$10,286	$10,003
12/31/15	$10,094	$10,252	$10,004
1/31/16	$10,053	$10,393	$10,005
2/29/16	$10,023	$10,467	$10,007
3/31/16	$10,064	$10,563	$10,009
4/30/16	$10,113	$10,604	$10,012
5/31/16	$10,175	$10,607	$10,014
6/30/16	$10,149	$10,797	$10,016
7/31/16	$10,182	$10,865	$10,018
8/31/16	$10,226	$10,853	$10,021
9/30/16	$10,238	$10,847	$10,023
10/31/16	$10,281	$10,764	$10,025
11/30/16	$10,305	$10,509	$10,028
12/31/16	$10,318	$10,524	$10,031
1/31/17	$10,338	$10,544	$10,035
2/28/17	$10,371	$10,615	$10,039
3/31/17	$10,384	$10,610	$10,043
4/30/17	$10,408	$10,692	$10,048
5/31/17	$10,413	$10,774	$10,054
6/30/17	$10,458	$10,763	$10,062
7/31/17	$10,451	$10,809	$10,070
8/31/17	$10,456	$10,906	$10,079
9/30/17	$10,500	$10,854	$10,087
10/31/17	$10,545	$10,861	$10,096
11/30/17	$10,561	$10,847	$10,105
12/31/17	$10,556	$10,897	$10,116
1/31/18	$10,579	$10,771	$10,127
2/28/18	$10,593	$10,669	$10,138
3/31/18	$10,578	$10,737	$10,151
4/30/18	$10,625	$10,658	$10,164
5/31/18	$10,634	$10,734	$10,180
6/30/18	$10,654	$10,720	$10,195
7/31/18	$10,683	$10,723	$10,212
8/31/18	$10,705	$10,792	$10,229
9/30/18	$10,744	$10,722	$10,246
10/31/18	$10,753	$10,638	$10,265
11/30/18	$10,744	$10,701	$10,284
12/31/18	$10,707	$10,898	$10,304
1/31/19	$10,747	$11,014	$10,325
2/28/19	$10,797	$11,007	$10,344
3/31/19	$10,811	$11,219	$10,365
4/30/19	$10,847	$11,221	$10,386
5/31/19	$10,854	$11,421	$10,408
6/30/19	$10,866	$11,564	$10,429
7/31/19	$10,920	$11,589	$10,450
8/31/19	$10,909	$11,890	$10,470
9/30/19	$10,939	$11,826	$10,488
10/31/19	$10,958	$11,862	$10,505
11/30/19	$10,977	$11,856	$10,521
12/31/19	$10,995	$11,848	$10,536
1/31/20	$11,064	$12,076	$10,550
2/29/20	$11,088	$12,293	$10,564
3/31/20	$10,749	$12,221	$10,577
4/30/20	$10,933	$12,438	$10,586
5/31/20	$11,019	$12,496	$10,590
6/30/20	$11,141	$12,575	$10,591
7/31/20	$11,158	$12,762	$10,592
8/31/20	$11,176	$12,659	$10,594
9/30/20	$11,204	$12,652	$10,595
10/31/20	$11,231	$12,596	$10,596
11/30/20	$11,214	$12,720	$10,596
12/31/20	$11,230	$12,737	$10,597
1/31/21	$11,256	$12,646	$10,598
2/28/21	$11,240	$12,463	$10,599
3/31/21	$11,257	$12,308	$10,599
4/30/21	$11,253	$12,405	$10,600
5/31/21	$11,257	$12,445	$10,600
6/30/21	$11,254	$12,533	$10,600
7/31/21	$11,237	$12,673	$10,600
8/31/21	$11,241	$12,649	$10,600
9/30/21	$11,245	$12,539	$10,601
10/31/21	$11,216	$12,536	$10,601
11/30/21	$11,198	$12,573	$10,602
12/31/21	$11,213	$12,541	$10,602
1/31/22	$11,194	$12,271	$10,603
2/28/22	$11,155	$12,134	$10,603
3/31/22	$11,084	$11,797	$10,605
4/30/22	$11,069	$11,349	$10,608
5/31/22	$11,078	$11,422	$10,613
6/30/22	$11,031	$11,243	$10,620
7/31/22	$11,024	$11,518	$10,631
8/31/22	$11,084	$11,192	$10,647
9/30/22	$11,093	$10,709	$10,668
10/31/22	$11,081	$10,570	$10,694
11/30/22	$11,108	$10,959	$10,725
12/31/22	$11,185	$10,909	$10,761
1/31/23	$11,226	$11,245	$10,801
2/28/23	$11,292	$10,954	$10,839
3/31/23	$11,297	$11,232	$10,882
4/30/23	$11,355	$11,300	$10,925
5/31/23	$11,408	$11,177	$10,972
6/30/23	$11,475	$11,137	$11,018
7/31/23	$11,551	$11,130	$11,069
8/31/23	$11,608	$11,059	$11,120
9/30/23	$11,678	$10,778	$11,170
10/31/23	$11,736	$10,607	$11,223
11/30/23	$11,784	$11,088	$11,274
12/31/23	$11,833	$11,512	$11,327
1/31/24	$11,904	$11,481	$11,380
2/29/24	$11,975	$11,318	$11,430
3/31/24	$12,037	$11,423	$11,482
4/30/24	$12,099	$11,134	$11,534
5/31/24	$12,154	$11,323	$11,588
6/30/24	$12,201	$11,430	$11,640

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	6.33%	2.35%	2.01%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
FTSE 3-Month Treasury Bill Index	5.64%	2.22%	1.53%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 605,424,000	$ 605,424,000	$ 605,424,000	$ 605,424,000
Holdings Count | Holding	570	570	570	570
Advisory Fees Paid, Amount	$ 739,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$605,424
# of Portfolio Holdings	570
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid During the Reporting Period	$739
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	47.0%
Asset-Backed Securities	32.5%
Non-Agency Mortgage-Backed Securities	8.5%
U.S. Government Agencies	5.1%
U.S. Treasury Obligations	2.8%
Municipal Bonds & Notes	0.3%
Short-Term Investments	26.4%
Other Investments	0.0%
Other Assets and Liabilities, Net	(22.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026485
Shareholder Report [Line Items]
Fund Name	PIMCO Short-Term Portfolio
Class Name	Institutional
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to select securitized credit, particularly asset-backed securities, commercial mortgage-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened.

• U.S. duration positioning in the 3-year part of the curve contributed to relative performance, as underweight exposure in the first quarter of 2024 provided positive total return as interest rates rose.

• Overweight exposure to investment grade corporate credit, particularly financials, contributed to relative performance, as spreads tightened.

• There were no material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,007	$9,975	$10,000
8/31/14	$10,024	$10,085	$10,001
9/30/14	$10,041	$10,017	$10,001
10/31/14	$10,049	$10,115	$10,001
11/30/14	$10,027	$10,187	$10,001
12/31/14	$10,007	$10,196	$10,001
1/31/15	$9,983	$10,410	$10,001
2/28/15	$10,066	$10,312	$10,002
3/31/15	$10,082	$10,360	$10,002
4/30/15	$10,099	$10,323	$10,002
5/31/15	$10,127	$10,298	$10,002
6/30/15	$10,126	$10,186	$10,002
7/31/15	$10,136	$10,257	$10,002
8/31/15	$10,117	$10,242	$10,003
9/30/15	$10,068	$10,311	$10,003
10/31/15	$10,118	$10,313	$10,003
11/30/15	$10,139	$10,286	$10,003
12/31/15	$10,133	$10,252	$10,004
1/31/16	$10,094	$10,393	$10,005
2/29/16	$10,066	$10,467	$10,007
3/31/16	$10,109	$10,563	$10,009
4/30/16	$10,163	$10,604	$10,012
5/31/16	$10,227	$10,607	$10,014
6/30/16	$10,204	$10,797	$10,016
7/31/16	$10,240	$10,865	$10,018
8/31/16	$10,287	$10,853	$10,021
9/30/16	$10,301	$10,847	$10,023
10/31/16	$10,346	$10,764	$10,025
11/30/16	$10,373	$10,509	$10,028
12/31/16	$10,388	$10,524	$10,031
1/31/17	$10,411	$10,544	$10,035
2/28/17	$10,445	$10,615	$10,039
3/31/17	$10,461	$10,610	$10,043
4/30/17	$10,487	$10,692	$10,048
5/31/17	$10,494	$10,774	$10,054
6/30/17	$10,542	$10,763	$10,062
7/31/17	$10,537	$10,809	$10,070
8/31/17	$10,544	$10,906	$10,079
9/30/17	$10,591	$10,854	$10,087
10/31/17	$10,639	$10,861	$10,096
11/30/17	$10,657	$10,847	$10,105
12/31/17	$10,654	$10,897	$10,116
1/31/18	$10,680	$10,771	$10,127
2/28/18	$10,696	$10,669	$10,138
3/31/18	$10,683	$10,737	$10,151
4/30/18	$10,733	$10,658	$10,164
5/31/18	$10,744	$10,734	$10,180
6/30/18	$10,767	$10,720	$10,195
7/31/18	$10,798	$10,723	$10,212
8/31/18	$10,823	$10,792	$10,229
9/30/18	$10,864	$10,722	$10,246
10/31/18	$10,876	$10,638	$10,265
11/30/18	$10,869	$10,701	$10,284
12/31/18	$10,833	$10,898	$10,304
1/31/19	$10,876	$11,014	$10,325
2/28/19	$10,929	$11,007	$10,344
3/31/19	$10,945	$11,219	$10,365
4/30/19	$10,984	$11,221	$10,386
5/31/19	$10,993	$11,421	$10,408
6/30/19	$11,008	$11,564	$10,429
7/31/19	$11,065	$11,589	$10,450
8/31/19	$11,057	$11,890	$10,470
9/30/19	$11,089	$11,826	$10,488
10/31/19	$11,111	$11,862	$10,505
11/30/19	$11,132	$11,856	$10,521
12/31/19	$11,153	$11,848	$10,536
1/31/20	$11,225	$12,076	$10,550
2/29/20	$11,251	$12,293	$10,564
3/31/20	$10,910	$12,221	$10,577
4/30/20	$11,099	$12,438	$10,586
5/31/20	$11,189	$12,496	$10,590
6/30/20	$11,315	$12,575	$10,591
7/31/20	$11,335	$12,762	$10,592
8/31/20	$11,355	$12,659	$10,594
9/30/20	$11,386	$12,652	$10,595
10/31/20	$11,416	$12,596	$10,596
11/30/20	$11,401	$12,720	$10,596
12/31/20	$11,420	$12,737	$10,597
1/31/21	$11,448	$12,646	$10,598
2/28/21	$11,434	$12,463	$10,599
3/31/21	$11,454	$12,308	$10,599
4/30/21	$11,452	$12,405	$10,600
5/31/21	$11,459	$12,445	$10,600
6/30/21	$11,458	$12,533	$10,600
7/31/21	$11,443	$12,673	$10,600
8/31/21	$11,449	$12,649	$10,600
9/30/21	$11,456	$12,539	$10,601
10/31/21	$11,429	$12,536	$10,601
11/30/21	$11,413	$12,573	$10,602
12/31/21	$11,431	$12,541	$10,602
1/31/22	$11,414	$12,271	$10,603
2/28/22	$11,376	$12,134	$10,603
3/31/22	$11,306	$11,797	$10,605
4/30/22	$11,294	$11,349	$10,608
5/31/22	$11,305	$11,422	$10,613
6/30/22	$11,260	$11,243	$10,620
7/31/22	$11,255	$11,518	$10,631
8/31/22	$11,318	$11,192	$10,647
9/30/22	$11,330	$10,709	$10,668
10/31/22	$11,320	$10,570	$10,694
11/30/22	$11,350	$10,959	$10,725
12/31/22	$11,431	$10,909	$10,761
1/31/23	$11,476	$11,245	$10,801
2/28/23	$11,545	$10,954	$10,839
3/31/23	$11,553	$11,232	$10,882
4/30/23	$11,614	$11,300	$10,925
5/31/23	$11,671	$11,177	$10,972
6/30/23	$11,742	$11,137	$11,018
7/31/23	$11,822	$11,130	$11,069
8/31/23	$11,883	$11,059	$11,120
9/30/23	$11,957	$10,778	$11,170
10/31/23	$12,019	$10,607	$11,223
11/30/23	$12,070	$11,088	$11,274
12/31/23	$12,124	$11,512	$11,327
1/31/24	$12,198	$11,481	$11,380
2/29/24	$12,274	$11,318	$11,430
3/31/24	$12,340	$11,423	$11,482
4/30/24	$12,406	$11,134	$11,534
5/31/24	$12,465	$11,323	$11,588
6/30/24	$12,516	$11,430	$11,640

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.59%	2.60%	2.27%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
FTSE 3-Month Treasury Bill Index	5.64%	2.22%	1.53%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 605,424,000	$ 605,424,000	$ 605,424,000	$ 605,424,000
Holdings Count | Holding	570	570	570	570
Advisory Fees Paid, Amount	$ 739,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$605,424
# of Portfolio Holdings	570
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid During the Reporting Period	$739
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	47.0%
Asset-Backed Securities	32.5%
Non-Agency Mortgage-Backed Securities	8.5%
U.S. Government Agencies	5.1%
U.S. Treasury Obligations	2.8%
Municipal Bonds & Notes	0.3%
Short-Term Investments	26.4%
Other Investments	0.0%
Other Assets and Liabilities, Net	(22.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026489
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Portfolio
Class Name	Administrative
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$40	0.81%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to securitized credit contributed to relative performance, as spreads tightened.

• Curve positioning in the U.S., primarily underweight exposure to the long end of the yield curve, contributed to relative performance, as yields rose.

    • Security selection within non-financial investment grade corporate credit, primarily real estate investment trusts, transportation and utilities, contributed to relative performance, as spreads tightened.

    • Long exposure to duration in the dollar bloc, primarily Canada in the first half of the reporting period, detracted from relative performance, as yields rose.

    • Long exposure to select Latin American emerging market currencies, namely the Brazilian real and Mexican peso, detracted from relative performance, as those currencies depreciated against the U.S. dollar.

    • Long exposure to duration in Mexico detracted from relative performance, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Index
6/30/14	$10,000	$10,000
7/31/14	$9,951	$9,975
8/31/14	$10,055	$10,085
9/30/14	$9,969	$10,017
10/31/14	$10,063	$10,115
11/30/14	$10,161	$10,187
12/31/14	$10,107	$10,196
1/31/15	$10,380	$10,410
2/28/15	$10,302	$10,312
3/31/15	$10,325	$10,360
4/30/15	$10,270	$10,323
5/31/15	$10,235	$10,298
6/30/15	$10,132	$10,186
7/31/15	$10,249	$10,257
8/31/15	$10,170	$10,242
9/30/15	$10,124	$10,311
10/31/15	$10,207	$10,313
11/30/15	$10,193	$10,286
12/31/15	$10,152	$10,252
1/31/16	$10,255	$10,393
2/29/16	$10,215	$10,467
3/31/16	$10,349	$10,563
4/30/16	$10,405	$10,604
5/31/16	$10,427	$10,607
6/30/16	$10,575	$10,797
7/31/16	$10,684	$10,865
8/31/16	$10,665	$10,853
9/30/16	$10,696	$10,847
10/31/16	$10,632	$10,764
11/30/16	$10,367	$10,509
12/31/16	$10,424	$10,524
1/31/17	$10,495	$10,544
2/28/17	$10,580	$10,615
3/31/17	$10,583	$10,610
4/30/17	$10,670	$10,692
5/31/17	$10,757	$10,774
6/30/17	$10,768	$10,763
7/31/17	$10,834	$10,809
8/31/17	$10,972	$10,906
9/30/17	$10,932	$10,854
10/31/17	$10,910	$10,861
11/30/17	$10,879	$10,847
12/31/17	$10,936	$10,897
1/31/18	$10,833	$10,771
2/28/18	$10,760	$10,669
3/31/18	$10,801	$10,737
4/30/18	$10,711	$10,658
5/31/18	$10,744	$10,734
6/30/18	$10,749	$10,720
7/31/18	$10,772	$10,723
8/31/18	$10,817	$10,792
9/30/18	$10,759	$10,722
10/31/18	$10,721	$10,638
11/30/18	$10,748	$10,701
12/31/18	$10,878	$10,898
1/31/19	$11,029	$11,014
2/28/19	$11,046	$11,007
3/31/19	$11,200	$11,219
4/30/19	$11,219	$11,221
5/31/19	$11,420	$11,421
6/30/19	$11,547	$11,564
7/31/19	$11,544	$11,589
8/31/19	$11,858	$11,890
9/30/19	$11,811	$11,826
10/31/19	$11,847	$11,862
11/30/19	$11,811	$11,856
12/31/19	$11,787	$11,848
1/31/20	$12,070	$12,076
2/29/20	$12,232	$12,293
3/31/20	$12,002	$12,221
4/30/20	$12,252	$12,438
5/31/20	$12,370	$12,496
6/30/20	$12,510	$12,575
7/31/20	$12,685	$12,762
8/31/20	$12,659	$12,659
9/30/20	$12,667	$12,652
10/31/20	$12,612	$12,596
11/30/20	$12,762	$12,720
12/31/20	$12,806	$12,737
1/31/21	$12,746	$12,646
2/28/21	$12,565	$12,463
3/31/21	$12,405	$12,308
4/30/21	$12,514	$12,405
5/31/21	$12,553	$12,445
6/30/21	$12,652	$12,533
7/31/21	$12,777	$12,673
8/31/21	$12,759	$12,649
9/30/21	$12,661	$12,539
10/31/21	$12,623	$12,536
11/30/21	$12,644	$12,573
12/31/21	$12,644	$12,541
1/31/22	$12,406	$12,271
2/28/22	$12,273	$12,134
3/31/22	$11,868	$11,797
4/30/22	$11,396	$11,349
5/31/22	$11,442	$11,422
6/30/22	$11,180	$11,243
7/31/22	$11,431	$11,518
8/31/22	$11,145	$11,192
9/30/22	$10,646	$10,709
10/31/22	$10,457	$10,570
11/30/22	$10,845	$10,959
12/31/22	$10,836	$10,909
1/31/23	$11,201	$11,245
2/28/23	$10,918	$10,954
3/31/23	$11,122	$11,232
4/30/23	$11,190	$11,300
5/31/23	$11,089	$11,177
6/30/23	$11,051	$11,137
7/31/23	$11,093	$11,130
8/31/23	$11,016	$11,059
9/30/23	$10,741	$10,778
10/31/23	$10,551	$10,607
11/30/23	$11,046	$11,088
12/31/23	$11,478	$11,512
1/31/24	$11,498	$11,481
2/29/24	$11,356	$11,318
3/31/24	$11,471	$11,423
4/30/24	$11,206	$11,134
5/31/24	$11,415	$11,323
6/30/24	$11,516	$11,430

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	4.21%	(0.05%)	1.42%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,478,139,000	$ 4,478,139,000	$ 4,478,139,000	$ 4,478,139,000
Holdings Count | Holding	1,548	1,548	1,548	1,548
Advisory Fees Paid, Amount	$ 5,629,000
InvestmentCompanyPortfolioTurnover	305.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$4,478,139
# of Portfolio Holdings	1,548
Portfolio Turnover Rate	305%
Total Net Advisory Fees Paid During the Reporting Period	$5,629
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	51.3%
Corporate Bonds & Notes	37.1%
Asset-Backed Securities	16.1%
U.S. Treasury Obligations	15.8%
Non-Agency Mortgage-Backed Securities	11.7%
Sovereign Issues	4.6%
Affiliated Investments	3.5%
Municipal Bonds & Notes	0.8%
Loan Participations and Assignments	0.3%
Preferred Securities	0.3%
Other Investments	0.9%
Other Assets and Liabilities, Net	(42.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000030985
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Portfolio
Class Name	Advisor
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$45	0.91%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to securitized credit contributed to relative performance, as spreads tightened.

• Curve positioning in the U.S., primarily underweight exposure to the long end of the yield curve, contributed to relative performance, as yields rose.

    • Security selection within non-financial investment grade corporate credit, primarily real estate investment trusts, transportation and utilities, contributed to relative performance, as spreads tightened.

    • Long exposure to duration in the dollar bloc, primarily Canada in the first half of the reporting period, detracted from relative performance, as yields rose.

    • Long exposure to select Latin American emerging market currencies, namely the Brazilian real and Mexican peso, detracted from relative performance, as those currencies depreciated against the U.S. dollar.

    • Long exposure to duration in Mexico detracted from relative performance, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg U.S. Aggregate Index
6/30/14	$10,000	$10,000
7/31/14	$9,950	$9,975
8/31/14	$10,053	$10,085
9/30/14	$9,966	$10,017
10/31/14	$10,059	$10,115
11/30/14	$10,157	$10,187
12/31/14	$10,102	$10,196
1/31/15	$10,374	$10,410
2/28/15	$10,296	$10,312
3/31/15	$10,318	$10,360
4/30/15	$10,262	$10,323
5/31/15	$10,226	$10,298
6/30/15	$10,122	$10,186
7/31/15	$10,238	$10,257
8/31/15	$10,158	$10,242
9/30/15	$10,111	$10,311
10/31/15	$10,193	$10,313
11/30/15	$10,179	$10,286
12/31/15	$10,137	$10,252
1/31/16	$10,238	$10,393
2/29/16	$10,198	$10,467
3/31/16	$10,331	$10,563
4/30/16	$10,386	$10,604
5/31/16	$10,407	$10,607
6/30/16	$10,554	$10,797
7/31/16	$10,662	$10,865
8/31/16	$10,642	$10,853
9/30/16	$10,672	$10,847
10/31/16	$10,608	$10,764
11/30/16	$10,342	$10,509
12/31/16	$10,398	$10,524
1/31/17	$10,468	$10,544
2/28/17	$10,552	$10,615
3/31/17	$10,554	$10,610
4/30/17	$10,640	$10,692
5/31/17	$10,726	$10,774
6/30/17	$10,736	$10,763
7/31/17	$10,801	$10,809
8/31/17	$10,938	$10,906
9/30/17	$10,896	$10,854
10/31/17	$10,874	$10,861
11/30/17	$10,842	$10,847
12/31/17	$10,898	$10,897
1/31/18	$10,794	$10,771
2/28/18	$10,721	$10,669
3/31/18	$10,761	$10,737
4/30/18	$10,671	$10,658
5/31/18	$10,703	$10,734
6/30/18	$10,706	$10,720
7/31/18	$10,728	$10,723
8/31/18	$10,772	$10,792
9/30/18	$10,713	$10,722
10/31/18	$10,675	$10,638
11/30/18	$10,701	$10,701
12/31/18	$10,829	$10,898
1/31/19	$10,979	$11,014
2/28/19	$10,995	$11,007
3/31/19	$11,147	$11,219
4/30/19	$11,165	$11,221
5/31/19	$11,365	$11,421
6/30/19	$11,489	$11,564
7/31/19	$11,486	$11,589
8/31/19	$11,797	$11,890
9/30/19	$11,749	$11,826
10/31/19	$11,784	$11,862
11/30/19	$11,747	$11,856
12/31/19	$11,722	$11,848
1/31/20	$12,003	$12,076
2/29/20	$12,163	$12,293
3/31/20	$11,934	$12,221
4/30/20	$12,181	$12,438
5/31/20	$12,297	$12,496
6/30/20	$12,436	$12,575
7/31/20	$12,609	$12,762
8/31/20	$12,582	$12,659
9/30/20	$12,589	$12,652
10/31/20	$12,533	$12,596
11/30/20	$12,681	$12,720
12/31/20	$12,723	$12,737
1/31/21	$12,663	$12,646
2/28/21	$12,482	$12,463
3/31/21	$12,322	$12,308
4/30/21	$12,430	$12,405
5/31/21	$12,466	$12,445
6/30/21	$12,565	$12,533
7/31/21	$12,687	$12,673
8/31/21	$12,668	$12,649
9/30/21	$12,569	$12,539
10/31/21	$12,531	$12,536
11/30/21	$12,551	$12,573
12/31/21	$12,550	$12,541
1/31/22	$12,313	$12,271
2/28/22	$12,179	$12,134
3/31/22	$11,777	$11,797
4/30/22	$11,307	$11,349
5/31/22	$11,352	$11,422
6/30/22	$11,091	$11,243
7/31/22	$11,339	$11,518
8/31/22	$11,055	$11,192
9/30/22	$10,559	$10,709
10/31/22	$10,371	$10,570
11/30/22	$10,754	$10,959
12/31/22	$10,744	$10,909
1/31/23	$11,106	$11,245
2/28/23	$10,824	$10,954
3/31/23	$11,026	$11,232
4/30/23	$11,092	$11,300
5/31/23	$10,991	$11,177
6/30/23	$10,952	$11,137
7/31/23	$10,993	$11,130
8/31/23	$10,916	$11,059
9/30/23	$10,642	$10,778
10/31/23	$10,453	$10,607
11/30/23	$10,943	$11,088
12/31/23	$11,370	$11,512
1/31/24	$11,389	$11,481
2/29/24	$11,248	$11,318
3/31/24	$11,360	$11,423
4/30/24	$11,097	$11,134
5/31/24	$11,303	$11,323
6/30/24	$11,402	$11,430

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	4.11%	(0.15%)	1.32%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,478,139,000	$ 4,478,139,000	$ 4,478,139,000	$ 4,478,139,000
Holdings Count | Holding	1,548	1,548	1,548	1,548
Advisory Fees Paid, Amount	$ 5,629,000
InvestmentCompanyPortfolioTurnover	305.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$4,478,139
# of Portfolio Holdings	1,548
Portfolio Turnover Rate	305%
Total Net Advisory Fees Paid During the Reporting Period	$5,629
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	51.3%
Corporate Bonds & Notes	37.1%
Asset-Backed Securities	16.1%
U.S. Treasury Obligations	15.8%
Non-Agency Mortgage-Backed Securities	11.7%
Sovereign Issues	4.6%
Affiliated Investments	3.5%
Municipal Bonds & Notes	0.8%
Loan Participations and Assignments	0.3%
Preferred Securities	0.3%
Other Investments	0.9%
Other Assets and Liabilities, Net	(42.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026490
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Portfolio
Class Name	Institutional
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to securitized credit contributed to relative performance, as spreads tightened.

• Curve positioning in the U.S., primarily underweight exposure to the long end of the yield curve, contributed to relative performance, as yields rose.

    • Security selection within non-financial investment grade corporate credit, primarily real estate investment trusts, transportation and utilities, contributed to relative performance, as spreads tightened.

    • Long exposure to duration in the dollar bloc, primarily Canada in the first half of the reporting period, detracted from relative performance, as yields rose.

    • Long exposure to select Latin American emerging market currencies, namely the Brazilian real and Mexican peso, detracted from relative performance, as those currencies depreciated against the U.S. dollar.

    • Long exposure to duration in Mexico detracted from relative performance, as yields rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index
6/30/14	$10,000	$10,000
7/31/14	$9,952	$9,975
8/31/14	$10,057	$10,085
9/30/14	$9,973	$10,017
10/31/14	$10,068	$10,115
11/30/14	$10,167	$10,187
12/31/14	$10,115	$10,196
1/31/15	$10,389	$10,410
2/28/15	$10,313	$10,312
3/31/15	$10,337	$10,360
4/30/15	$10,283	$10,323
5/31/15	$10,249	$10,298
6/30/15	$10,147	$10,186
7/31/15	$10,266	$10,257
8/31/15	$10,188	$10,242
9/30/15	$10,143	$10,311
10/31/15	$10,227	$10,313
11/30/15	$10,215	$10,286
12/31/15	$10,174	$10,252
1/31/16	$10,278	$10,393
2/29/16	$10,240	$10,467
3/31/16	$10,376	$10,563
4/30/16	$10,433	$10,604
5/31/16	$10,456	$10,607
6/30/16	$10,606	$10,797
7/31/16	$10,717	$10,865
8/31/16	$10,698	$10,853
9/30/16	$10,731	$10,847
10/31/16	$10,669	$10,764
11/30/16	$10,404	$10,509
12/31/16	$10,462	$10,524
1/31/17	$10,534	$10,544
2/28/17	$10,621	$10,615
3/31/17	$10,625	$10,610
4/30/17	$10,714	$10,692
5/31/17	$10,804	$10,774
6/30/17	$10,815	$10,763
7/31/17	$10,883	$10,809
8/31/17	$11,023	$10,906
9/30/17	$10,984	$10,854
10/31/17	$10,964	$10,861
11/30/17	$10,933	$10,847
12/31/17	$10,993	$10,897
1/31/18	$10,890	$10,771
2/28/18	$10,818	$10,669
3/31/18	$10,861	$10,737
4/30/18	$10,772	$10,658
5/31/18	$10,807	$10,734
6/30/18	$10,812	$10,720
7/31/18	$10,837	$10,723
8/31/18	$10,884	$10,792
9/30/18	$10,827	$10,722
10/31/18	$10,790	$10,638
11/30/18	$10,819	$10,701
12/31/18	$10,950	$10,898
1/31/19	$11,104	$11,014
2/28/19	$11,122	$11,007
3/31/19	$11,278	$11,219
4/30/19	$11,299	$11,221
5/31/19	$11,504	$11,421
6/30/19	$11,632	$11,564
7/31/19	$11,631	$11,589
8/31/19	$11,949	$11,890
9/30/19	$11,903	$11,826
10/31/19	$11,941	$11,862
11/30/19	$11,906	$11,856
12/31/19	$11,883	$11,848
1/31/20	$12,170	$12,076
2/29/20	$12,335	$12,293
3/31/20	$12,105	$12,221
4/30/20	$12,359	$12,438
5/31/20	$12,479	$12,496
6/30/20	$12,622	$12,575
7/31/20	$12,800	$12,762
8/31/20	$12,775	$12,659
9/30/20	$12,785	$12,652
10/31/20	$12,731	$12,596
11/30/20	$12,884	$12,720
12/31/20	$12,930	$12,737
1/31/21	$12,871	$12,646
2/28/21	$12,689	$12,463
3/31/21	$12,530	$12,308
4/30/21	$12,642	$12,405
5/31/21	$12,682	$12,445
6/30/21	$12,784	$12,533
7/31/21	$12,912	$12,673
8/31/21	$12,895	$12,649
9/30/21	$12,797	$12,539
10/31/21	$12,761	$12,536
11/30/21	$12,784	$12,573
12/31/21	$12,785	$12,541
1/31/22	$12,547	$12,271
2/28/22	$12,413	$12,134
3/31/22	$12,005	$11,797
4/30/22	$11,529	$11,349
5/31/22	$11,577	$11,422
6/30/22	$11,314	$11,243
7/31/22	$11,569	$11,518
8/31/22	$11,281	$11,192
9/30/22	$10,777	$10,709
10/31/22	$10,588	$10,570
11/30/22	$10,981	$10,959
12/31/22	$10,974	$10,909
1/31/23	$11,345	$11,245
2/28/23	$11,059	$10,954
3/31/23	$11,268	$11,232
4/30/23	$11,337	$11,300
5/31/23	$11,237	$11,177
6/30/23	$11,200	$11,137
7/31/23	$11,244	$11,130
8/31/23	$11,167	$11,059
9/30/23	$10,889	$10,778
10/31/23	$10,699	$10,607
11/30/23	$11,202	$11,088
12/31/23	$11,642	$11,512
1/31/24	$11,663	$11,481
2/29/24	$11,521	$11,318
3/31/24	$11,638	$11,423
4/30/24	$11,371	$11,134
5/31/24	$11,585	$11,323
6/30/24	$11,689	$11,430

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.36%	0.10%	1.57%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 4,478,139,000	$ 4,478,139,000	$ 4,478,139,000	$ 4,478,139,000
Holdings Count | Holding	1,548	1,548	1,548	1,548
Advisory Fees Paid, Amount	$ 5,629,000
InvestmentCompanyPortfolioTurnover	305.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$4,478,139
# of Portfolio Holdings	1,548
Portfolio Turnover Rate	305%
Total Net Advisory Fees Paid During the Reporting Period	$5,629
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	51.3%
Corporate Bonds & Notes	37.1%
Asset-Backed Securities	16.1%
U.S. Treasury Obligations	15.8%
Non-Agency Mortgage-Backed Securities	11.7%
Sovereign Issues	4.6%
Affiliated Investments	3.5%
Municipal Bonds & Notes	0.8%
Loan Participations and Assignments	0.3%
Preferred Securities	0.3%
Other Investments	0.9%
Other Assets and Liabilities, Net	(42.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]